As filed with the Securities and Exchange Commission on February 10, 2006
                                                     1933 Act File No. 002-98409
                                                     1940 Act File No. 811-04325

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                       Pre-Effective Amendment No. ___   [ ]
                      Post-Effective Amendment No. 36    [X]

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
                              Amendment No. 36           [X]
                        (Check appropriate box or boxes.)

                        FIRST INVESTORS LIFE SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 858-8000

                               Larry Lavoie, Esq.
                        First Investors Life Series Fund
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)
      [ ] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [X] on April 28, 2006 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                        FIRST INVESTORS LIFE SERIES FUND

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:
         Cover Sheet

         Contents of Registration Statement

         First Investors Life Series Funds Prospectus

         First Investors Life Series Funds Statement of Additional Information Part I

         Combined Statement of Additional Information Part II for all First Investors Funds

         Part C - Other Information

         Signature Page



--------------------------------------------------------------------------------

LIFE SERIES FUNDS
--------------------------------------------------------------------------------

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE
SPECIAL BOND


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS PROSPECTUS IS                      , 2006

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION.................................................................. 1

FEE TABLE .................................................................... 2

FUND DESCRIPTIONS

Blue Chip Fund................................................................ 4
Cash Management Fund.......................................................... 9
Discovery Fund............................................................... 14
Focused Equity Fund.......................................................... 19
Government Fund.............................................................. 24
Growth Fund.................................................................. 30
High Yield Fund.............................................................. 35
International Securities Fund................................................ 40
Investment Grade Fund........................................................ 45
Target Maturity 2007 Fund.................................................... 50
Target Maturity 2010 Fund.................................................... 55
Target Maturity 2015 Fund.................................................... 60
Value  Fund.................................................................. 65
Special Bond Fund............................................................ 70

FUND MANAGEMENT ............................................................. 76

BUYING AND SELLING SHARES ................................................... 79

How and when do the Funds price their shares?................................ 79
How do I buy and sell shares?................................................ 80
Can I exchange my shares for the shares of other First Investors Funds?...... 80
What are the Funds' policies on frequent trading in the shares of the Funds?. 80
What are the risks of frequent trading in the shares of the Funds?........... 81

ACCOUNT POLICIES............................................................. 82

What about dividends and capital gain distributions?......................... 82
What about taxes?............................................................ 82
Mixed and Shared Funding..................................................... 82

FINANCIAL HIGHLIGHTS ........................................................ 83

Blue Chip Fund                                  International Securities Fund
Cash Management Fund                            Investment Grade Fund
Discovery Fund                                  Target Maturity 2007 Fund
Focused Equity Fund                             Target Maturity 2010 Fund
Government Fund                                 Target Maturity 2015 Fund
Growth Fund                                     Value Fund
High Yield Fund                                 Special Bond Fund

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This prospectus describes the First Investors Funds that are used solely as the underlying investment options for variable annuity contracts or variable life insurance policies offered by First Investors Life Insurance Company ("FIL"). This means that you cannot purchase shares of the Funds directly, but only through such a contract or policy offered by FIL. Each individual Fund description in this prospectus has an "Overview" that provides a brief explanation of the Fund's objectives, principal investment strategies and risks, performance, fees and expenses. Each Fund description also contains a "Fund in Detail" section with more information on the principal investment strategies and risks of the Fund.

On April 28, 2006, each Fund acquired all the assets of a predecessor fund of the same name through a reorganization. Since each Fund's objective and policies are similar in all material respects as the predecessor fund and since each Fund has the same investment adviser, each Fund has adopted the prior performance and financial history of that fund.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

The following table shows the fees and expenses for each Fund of the Life Series Funds for the year ended December 31, 2005. The total annual fund operating expenses column shows the expenses before any applicable contractual fee waiver arrangement. The net expenses column shows the expenses after any applicable contractual fee waiver. You cannot invest directly in the Funds. Investments in the Funds can only be made through a variable annuity contract or life insurance policy issued by FIL. The table below does not include the expenses you would incur in purchasing such a variable annuity contract or life insurance policy, which are set forth in the applicable prospectus for such products.

--------------------------------------------------------------------------------
                                                       Total
                                                       Annual
                                                        Fund
                                 Management   Other   Operating   Fee     Net
                                   Fees      Expenses  Expenses Waivers Expenses
                                    (1)        (2)       (2)      (1)     (2)
--------------------------------------------------------------------------------
Blue Chip Fund                       %          %         %       N/A      %
--------------------------------------------------------------------------------
Cash Management Fund                 %          %         %        %       %
--------------------------------------------------------------------------------
Discovery Fund                       %          %         %       N/A      %
--------------------------------------------------------------------------------
Focused Equity Fund                  %          %         %       N/A      %
--------------------------------------------------------------------------------
Government Fund                      %          %         %        %       %
--------------------------------------------------------------------------------
Growth Fund                          %          %         %       N/A      %
--------------------------------------------------------------------------------
High Yield Fund                      %          %         %       N/A      %
--------------------------------------------------------------------------------
International Securities Fund        %          %         %       N/A      %
--------------------------------------------------------------------------------
Investment Grade Fund                %          %         %        %       %
--------------------------------------------------------------------------------
Target Maturity 2007 Fund            %          %         %        %       %
--------------------------------------------------------------------------------
Target Maturity 2010 Fund            %          %         %        %       %
--------------------------------------------------------------------------------
Target Maturity 2015 Fund            %          %         %        %       %
--------------------------------------------------------------------------------
Value Fund                           %          %         %       N/A      %
--------------------------------------------------------------------------------
Special Bond Fund                    %          %         %       N/A      %
--------------------------------------------------------------------------------

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF __% TO MAY 1, 2007 FOR THE FOLLOWING FUNDS: GOVERNMENT FUND, INVESTMENT GRADE FUND, TARGET MATURITY 2007 FUND, TARGET MATURITY 2010 FUND, AND TARGET MATURITY 2015 FUND. THE ADVISER HAS ALSO CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO WAIVE MANAGEMENT FEES TO MAY 1, 2007 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED __% FOR CASH MANAGEMENT FUND. THE BOARD MAY CHANGE OR ELIMINATE THESE FEE WAIVERS AT ANY TIME.

(2) EACH FUND, OTHER THAN INTERNATIONAL SECURITIES FUND, HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES. INCLUDING THE EXPENSE OFFSETS, THE ANNUAL NET EXPENSES WOULD BE __% FOR THE BLUE CHIP FUND; __% FOR THE CASH MANAGEMENT FUND; % FOR THE DISCOVERY FUND; __% FOR THE FOCUSED EQUITY FUND; __% FOR THE GOVERNMENT FUND; __% FOR THE GROWTH FUND; __% FOR THE HIGH YIELD FUND; __% FOR THE INVESTMENT GRADE FUND; __% FOR THE TARGET MATURITY 2007 FUND; __% FOR THE TARGET MATURITY 2010 FUND; __% FOR THE TARGET MATURITY 2015 FUND; __% FOR THE VALUE FUND; AND % FOR THE SPECIAL BOND FUND.

EXAMPLE

The example below shows the expenses associated with investing in each Fund. It assumes: (1) an investment of $10,000 for the time periods indicated; (2) this investment has a 5% return each year; and (3) each Fund's operating expenses remain the same, except for year one which is net of fees waived. As previously indicated, you cannot invest directly in the Funds. Investments in the Funds can only be made through a variable annuity contract or life insurance policy issued by FIL. The example below does not include the expenses you would incur in purchasing such a variable annuity contract or life insurance policy, which are set forth in the applicable prospectus for such products.

Although the actual costs may be higher or lower, under the assumptions of the example, the costs, whether you redeem your shares or not, would be:

--------------------------------------------------------------------------------
                                  ONE YEAR   THREE YEARS  FIVE YEARS  TEN YEARS
--------------------------------------------------------------------------------
BLUE CHIP FUND                    $          $            $           $
--------------------------------------------------------------------------------
CASH MANAGEMENT FUND              $          $            $           $
--------------------------------------------------------------------------------
DISCOVERY FUND                    $          $            $           $
--------------------------------------------------------------------------------
FOCUSED EQUITY FUND               $          $            $           $
--------------------------------------------------------------------------------
GOVERNMENT FUND                   $          $            $           $
--------------------------------------------------------------------------------
GROWTH FUND                       $          $            $           $
--------------------------------------------------------------------------------
HIGH YIELD FUND                   $          $            $           $
--------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND     $          $            $           $
--------------------------------------------------------------------------------
INVESTMENT GRADE FUND             $          $            $           $
--------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND         $          $            $           $
--------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND         $          $            $           $
--------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND         $          $            $           $
--------------------------------------------------------------------------------
VALUE FUND                        $          $            $           $
--------------------------------------------------------------------------------
SPECIAL BOND FUND                 $          $            $           $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:


The Fund seeks high total investment return.


PRINCIPAL INVESTMENT STRATEGIES:


The Fund primarily invests in the common stocks of large, well-established companies that have market capitalizations of greater than $5 billion ("Blue Chip" stocks). The Fund uses fundamental research to select stocks of companies that it believes to have attractive valuations and growth potential within their respective sectors and industries. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities"). The Fund may also opportunistically invest in small-cap and mid-cap companies that have been selected for their growth potential.


PRINCIPAL RISKS:


While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment. This is known as market risk. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Because the Fund may emphasize certain industry sectors, the Fund's performance may be adversely affected if those sectors perform poorly.


The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because small-cap and mid-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE BLUE CHIP FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                                 BLUE CHIP FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

21.52%  26.72%  18.66%  25.32%  -5.75%  -19.27%  -25.80%  26.19%   7.37%    %
1996    1997    1998    1999     2000     2001     2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares, assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                                 1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
BLUE CHIP FUND                                      %         %          %
--------------------------------------------------------------------------------
S&P 500 INDEX                                       %         %          %
(REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)*
--------------------------------------------------------------------------------

* THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF SUCH STOCKS, WHICH REPRESENT ALL MAJOR INDUSTRIES.

THE FUND IN DETAIL

WHAT ARE THE BLUE CHIP FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:


The Fund seeks high total investment return.


PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of "Blue Chip" companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines "Blue Chip" companies as large, well-established companies that have market capitalizations of greater than $5 billion. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets. The Fund may also opportunistically invest in small-cap and mid-cap companies that have been selected for their growth potential.


The Fund uses fundamental research to select stocks of companies which it believes to have attractive valuations and growth potential within their respective sectors and industries. The Fund considers a variety of factors, including the strength of a company's balance sheet, its record of earnings growth and its competitive position. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.


The Fund may sell a stock when it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The

Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Blue Chip Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Moreover, Blue Chip stocks include stocks of technology companies which may fluctuate substantially in price.


While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions. The Fund's performance could be adversely affected if these industry sectors perform worse than expected.

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund invests in high-quality money market instruments that the Fund determines present minimal credit risk. These instruments include prime commercial paper, short-term corporate obligations, and short-term U.S. Government agency obligations (some of which are not backed by the full faith and credit of the U.S. Government). The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These regulatory requirements include stringent credit quality standards on investments, limits on the maturity of individual investments and the dollar weighted average maturity of the entire portfolio, and diversification requirements.


PRINCIPAL RISKS:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund:

o The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments or a credit downgrade of one of the Fund's investments. This risk extends to U.S. Government agency obligations held by the Fund that are not backed by the full faith and credit of the U.S. Government.

o The Fund's NAV could decline (below $1.00 per share) if there is a major change in interest rates.

o    The Fund's yield will decline as interest rates decline.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

HOW HAS THE CASH MANAGEMENT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                              CASH MANAGEMENT FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

5.00%   5.08%   5.02%   4.67%   5.92%   3.77%   1.22%   0.54%   0.71%     %
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                   1 YEAR        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CASH MANAGEMENT FUND                  %             %            %
--------------------------------------------------------------------------------

THE FUND IN DETAIL

WHAT ARE THE CASH MANAGEMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk. The Fund's investments may include prime commercial paper; short-term corporate bonds and notes, including floating and variable rate notes; short-term U.S. Government agency obligations (some of which are not backed by the full faith and credit of the U.S. Government); banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable NAV of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized statistical rating organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund's Adviser to be of quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, the security's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund may also consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Although the Fund tries to maintain a $1.00 share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of investing in the Cash Management Fund:

Credit Risk:


The value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit support or a maturity-shortening structure for the instrument. This could cause the Fund's price to decline below $1.00 per share.

The U.S. Government agency obligations held by the Fund are also subject to the risk of default. Although government-sponsored agencies are created by Congress, the obligations of many U.S. Government agencies, including some held by the Fund, are not backed by the full faith and credit of the U.S. Government. Interest Rate Risk:


The Fund's share price could decline below $1.00 per share because of a change in interest rates. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline; and when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.


Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

--------------------------------------------------------------------------------
DISCOVERY FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:


The Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES:

The Fund seeks to invest in companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation, or new technology, or are experiencing some other "special situation" that makes them undervalued relative to their long-term potential. Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market capitalizations, the Fund may invest in stocks of companies with mid or large market capitalizations. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

PRINCIPAL RISKS:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Small-cap stocks carry more market risk than large-cap stocks, because small-cap companies are often in the early stages of development, dependent on a small number of products or services, lack substantial financial resources and lack predictable earnings. Small-cap stocks also tend to be less liquid and tend to experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial.

o Stocks that are considered "undervalued" may not rise as expected or may fall if anticipated events do not occur or investor perceptions do not change. Moreover, value stocks may fall out of favor with investors as a class.

o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE DISCOVERY FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                                 DISCOVERY FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

12.48%  16.84%  3.05%   27.97%  -0.22%  -21.12%  -27.11%  39.24%  12.78%    %
 1996    1997    1998    1999    2000     2001     2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares, assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                        1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
DISCOVERY FUND                            %             %           %
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX                        %             %           %
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)*
--------------------------------------------------------------------------------

* THE RUSSELL 2000 INDEX CONSISTS OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000 INDEX (WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET).

THE FUND IN DETAIL

WHAT ARE THE DISCOVERY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund seeks to invest in common stocks of companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other "special situation" that makes them undervalued relative to their long-term potential. Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market caps, the Fund may invest in stocks of companies with mid or large market caps. The market capitalizations of companies considered by the Fund to be small-cap will change with market conditions. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.


In selecting stocks, the Fund relies on fundamental and quantitative analysis. It screens potential investments to identify those that meet the Fund's definition of small-cap stocks and have attractive growth prospects due to some special situation. It analyzes these stocks, looking for companies that have one or more of the following characteristics: improving business fundamentals, strong market shares for their products or services and strong management. The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-cap stock, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Discovery Fund:

Market Risk:

Because the Fund primarily invests in common stocks, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap Risk:

The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks. Small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-cap companies are often in the early stages of their development and dependent on a small number of products or services. These companies are also likely to have limited financial resources, a small, inexperienced management group and an uncertain outlook.

Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

The Fund employs a two-fold investment approach:

o First, using a top-down approach, the Fund seeks to identify sectors and industries that will likely benefit over the short-term. As part of this process, the Fund considers not only current economic conditions, but also long-term demographic trends, technological changes and political and social developments in the U.S. and abroad.

o Second, using a bottom-up approach, the Fund relies on fundamental research to identify the most attractive companies within the sectors and industries that have been identified through the top-down analysis. The Fund focuses on large-capitalization, high quality companies that exhibit above average growth, a strong balance sheet and capable management. These companies will likely be in industries that are experiencing cyclical or secular growth.

PRINCIPAL RISKS:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o The value of the portfolio will fluctuate with movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.

o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE FOCUSED EQUITY FUND PERFORMED?

The following information shows you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------

                              FOCUSED EQUITY FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

-10.93%    -4.90%    -28.09%    27.73%    5.87%   %
2000       2001      2002       2003      2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                         1 YEAR     5 YEARS    LIFE OF FUND*
--------------------------------------------------------------------------------
FOCUSED EQUITY FUND                         %          %            %
--------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO                  %          %            %
DEDUCTION FOR FEES, EXPENSES
OR TAXES)**
--------------------------------------------------------------------------------

* THE FUND COMMENCED OPERATIONS ON 11/08/99. THE AVERAGE ANNUAL TOTAL RETURN SHOWN FOR LIFE OF FUND AND THE S&P 500 INDEX IS FOR THE PERIOD 11/08/99 TO 12/31/05.

** THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF SUCH STOCKS, WHICH REPRESENT ALL MAJOR INDUSTRIES.

THE FUND IN DETAIL

WHAT ARE THE FOCUSED EQUITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. The Fund is a non-diversified investment company. The Fund may therefore concentrate its portfolio in a relatively small number of holdings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

In selecting investments, the Fund favors large capitalization, high-quality companies with long-term growth potential. The companies will have accelerating earnings growth, strong possibility of multiple expansion or hidden or unappreciated value.

The Fund has a two-tiered strategy in selecting these investments.

o First, using a "top-down" approach, the Fund analyzes the general economic and investment environment. As part of the process, the Fund evaluates among other things, economic conditions, U.S. fiscal and monetary policy, long-term demographic trends, technological changes and political and social developments in the U.S. and abroad. Based upon this analysis, the Fund attempts to anticipate trends and changes in markets and the overall economy. The Fund then seeks to identify those industries and sectors that will likely benefit from the current economic environment.

o Second, using a "bottom-up" approach, the Fund relies on fundamental analysis to identify 40 to 50 of the most attractive large-capitalization companies within the industries or sectors identified through top-down analysis. The Fund's fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. Assessment of investor sentiment may also be an important factor in evaluating purchases.

The Fund continually monitors every company in its portfolio for fundamental attractiveness. The Fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Focused Equity Fund:

Market Risk:

Because the Fund primarily invests in stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only due to company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Non-Diversification Risk:

The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund primarily invests in obligations that are issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("government securities"). The majority of the Fund's investments generally consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association ("GNMA"), commonly known as Ginnie Maes. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises, such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Although such government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not supported by the full faith and credit of the U.S. Government. Thus, their mortgage-backed securities are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.

The Fund's primary strategies revolve around managing interest rate risk, prepayment risk and extension risk. The Fund attempts to manage these risks by adjusting the duration of its portfolio and the average coupon rate of its mortgage-backed holdings, and through security selection.

PRINCIPAL RISKS:

The principal risks of investing in the Fund are: interest rate risk, prepayment risk, extension risk, and credit risk.

o When interest rates rise, Ginnie Maes and other government securities tend to decline in price, and when interest rates fall, they tend to increase in price. This is interest rate risk.


o When interest rates fall, homeowners tend to refinance their mortgages. When this occurs, mortgages that underlie mortgage-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund's income and share price. This is prepayment risk.


o Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

o The Fund may invest in securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government. These mortgage-backed securities are supported solely by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities. These securities therefore carry credit risk.

Accordingly, the value of your investment in the Fund as well as the dividends you receive will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE GOVERNMENT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                                GOVERNMENT FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

3.59%   8.61%   7.54%   1.05%   10.54%   8.98%  7.79%   3.18%   3.62%    %
1996    1997    1998    1999    2000     2001   2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                             1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
GOVERNMENT FUND                                 %         %         %
--------------------------------------------------------------------------------
MERRILL LYNCH GNMA MASTER INDEX                 %         %         %
(REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)*
--------------------------------------------------------------------------------

* THE MERRILL LYNCH GNMA MASTER INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX, INCLUDING GENERIC-COUPON GNMA MORTGAGES, WITH AT LEAST $150 MILLION PRINCIPAL AMOUNTS OUTSTANDING.

THE FUND IN DETAIL

WHAT ARE THE GOVERNMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund will notify shareholders at least 60 days before making any change to this 80% policy. The majority of the Fund's investments generally consist of mortgage-backed securities that are guaranteed by the GNMA, commonly known as Ginnie Maes. They represent interests in pools of mortgages. The principal and interest from the underlying mortgages are passed through to investors in the pools. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises such as Fannie Mae and Freddie Mac. Although such U.S. Government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not backed by the full faith and credit of the U.S. Government. Thus, their mortgage-backed securities are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.

The Fund's investment strategy revolves around managing interest rate risk, prepayment risk and extension risk. Interest rate risk is managed by adjusting the duration of the securities owned by the Fund. Duration is a measurement of a bond's sensitivity to changes in interest rates. Prepayment risk and extension risk are managed by adjusting the composition of the Fund's holdings of mortgage-backed securities. For example, if interest rates appear likely to decline, the Fund may attempt to reduce prepayment risk by buying mortgage-backed securities with lower coupons. Conversely, if interest rates appear likely to increase, the Fund may reduce extension risk by purchasing mortgage-backed securities with higher coupons.

The Fund uses a "top-down" approach in making investment decisions based on interest rates and economic and market conditions. In selecting mortgage-backed investments, the Fund considers, among other factors, coupon and yield, relative value and weighted average maturity of the pool. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Government Fund:

Interest Rate Risk:

Because the Fund invests primarily in Ginnie Maes and other government securities, it is subject to interest rate risk. In general, the market prices of these securities rise when interest rates decline and fall when interest rates rise. Securities with longer maturities and lower coupons tend to be more sensitive to interest rate changes than those with shorter maturities.

Prepayment Risk:


Because the Fund invests primarily in mortgage-backed securities, it is subject to prepayment risk. When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, mortgages in the mortgage pools suffer a higher rate of prepayment. This could cause a decrease in the Fund's income and share price.


Extension Risk:

Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. The Fund may invest in securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not supported by the full faith and credit of the U.S. Government. These U.S. Government securities carry credit risk. In the event that the issuers were to default on their obligations, the Fund would be forced to rely on the underlying mortgages backing the securities.

--------------------------------------------------------------------------------
GROWTH FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the Fund will remain fully invested in equity securities, with most of its holdings in U.S. common stocks. The Fund seeks to invest in seasoned companies with proven track records and above-average earnings growth. The Fund invests predominantly in larger companies, but will also attempt to enhance its return by investing in mid-sized and smaller companies that the Fund believes have attractive growth potential. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

PRINCIPAL RISKS:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o First, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment.

o Second, mid-cap stocks tend to experience sharper price fluctuations than stocks of large-cap companies. To the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is even greater.

o Third, growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

o Fourth, investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Fluctuations in the prices of the stocks held by the Fund at times can be substantial.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE GROWTH FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                                  GROWTH FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

24.45%  29.28%  27.35%  26.47%   0.03%   -13.36%  -22.24%  29.18%  10.77%    %
 1996    1997    1998    1999    2000      2001     2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                        1 YEAR       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
GROWTH FUND                                %            %             %
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                         %            %             %
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)*
--------------------------------------------------------------------------------

* THE RUSSELL 3000 INDEX IS AN UNMANAGED INDEX COMPOSED OF THE 3000 LARGEST U.S. COMPANIES, AS DETERMINED BY MARKET CAPITALIZATION, AND REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE FUND IN DETAIL

WHAT ARE THE GROWTH FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the Fund will remain fully invested in equity securities, with most of its holdings in U.S. common stocks. The Fund favors stocks of seasoned companies with proven records and above-average earnings growth, and stocks of companies with outstanding growth records and potential.


The Fund invests predominantly in larger companies, but also invests in mid-sized and smaller companies that the investment subadviser believes have attractive growth potential. A team of investment professionals oversees security selection, each specializing in different sized companies: small-, mid- and large-cap. The Fund will typically invest in most major sectors of the economy and therefore the Fund's investments will be widely diversified by company and industry. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.


The Fund uses fundamental research and analysis to identify prospective investments. The Fund looks to identify industry leaders and those companies which are leaders in industry niches. Research is focused on companies with a proven record of sales and earnings growth, profitability, and cash flow generation. Security selection is based on any one or more of the following characteristics: (1) accelerating earnings growth and the possibility of positive earnings surprises; (2) strong possibility of price to earnings multiple expansion (or increases in other similar valuation measures); (3) hidden or unappreciated value; or (4) improving company and/or industry outlook.

Every company in the portfolio is monitored to ensure its fundamental attractiveness. A stock may be sold if: (1) its downside risk equals or exceeds its upside potential; (2) it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; (3) it experiences excessive valuations; or (4) there is a deteriorating company and/or industry outlook.

The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Growth Fund:

Market Risk:

Because the Fund invests in stocks, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market caps. At times, it may be difficult for the Fund to sell small-to mid-cap stocks at reasonable prices.

Growth Stock Risk:


The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above-average rates. If expectations are not met, the prices of these stocks may decline significantly.


Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
HIGH YIELD FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVES:

The Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as "high yield" or "junk" bonds). These bonds provide a higher level of income than investment grade bonds because they have a higher risk of default. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a default by diversifying its investments among bonds of many different companies and industries. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

The Fund seeks to achieve capital appreciation by investing in high yield bonds with stable to improving credit conditions.

The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities. The Fund may also opportunistically invest in common stocks of companies that have been selected for their total return potential.

PRINCIPAL RISKS:

There are several principal risks of investing in the Fund.

o The value of the Fund's shares could decline as a result of a deterioration of the financial condition of one or more issuers of bonds owned by the Fund or as a result of a default by one or more issuers. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings.


o The prices of high yield bonds held by the Fund could also decline due to overall movements in the high yield market. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk or other factors.


o While high yield bonds are generally less interest rate sensitive than higher quality bonds of the same maturity, their values generally will decline when interest rates rise.


o High yield bonds tend to be less liquid than other bonds, which means that they can be more difficult to sell.


o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign markets.

o Investments in derivative high yield securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE HIGH YIELD FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                                 HIGH YIELD FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

12.56%  12.47%   3.15%   4.95%  -6.36%    -3.47%    2.25%  26.14%   9.94%    %
1996    1997    1998     1999    2000      2001     2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                             1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
HIGH YIELD FUND                                %           %          %
--------------------------------------------------------------------------------
CREDIT SUISSE HIGH YIELD INDEX II              %           %          %
(REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)*
--------------------------------------------------------------------------------

* THE CREDIT SUISSE HIGH YIELD INDEX II IS DESIGNED TO MEASURE THE PERFORMANCE OF THE HIGH YIELD BOND MARKET.

THE FUND IN DETAIL

WHAT ARE THE HIGH YIELD FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVES:

The Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund primarily invests in high yield, below investment grade corporate bonds. High yield bonds include both bonds that are rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Fund's Adviser to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.


The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities. Derivative securities are instruments that derive their value from other instruments, securities, or indices. Credit-linked securities are securities that derive their values from designated indexes or baskets of high yield securities.


The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the overall economic outlook, the issuer's competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager's expectations.

The Fund may also opportunistically invest in common stocks of companies that have been selected for their total return potential.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the High Yield Fund:


Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds have greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Market Risk:


The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could decline not only due to a deterioration in the financial condition of the issuers of such bonds, but also due to overall movements in the high yield market. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets. These same market risks apply to stocks that may be owned by the Fund.


Interest Rate Risk:


The market value of a high yield bond is affected by changes in interest rates. When interest rates rise, the market value of a bond generally declines, and when interest rates decline, the market value of a bond generally increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.


Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Credit-linked securities may produce investment losses if the underlying index or basket of high yield securities performs poorly, if they do not perform in line with the index or basket of high yield securities, or if counter-parties are unable to satisfy their obligations. At times, it may be difficult to sell derivative securities due to the lack of an available trading market.

--------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVES:

The Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world. Under normal market conditions, the Fund attempts to maintain broad country diversification. The Fund primarily invests in large or medium capitalization stocks that are traded in larger or more established markets throughout the world. The Fund also invests opportunistically in smaller capitalization stocks and stocks which are traded in smaller, less-developed or emerging markets.


PRINCIPAL RISKS:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o All stocks fluctuate in price in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment as well as company-specific developments.


o The risks of investing in securities issued by foreign companies, particularly those that are traded in foreign securities markets, are accentuated. Foreign securities can decline in value because of declines in the values of local currencies, irrespective of how well the companies issuing the securities are doing; foreign securities markets are generally less regulated and less liquid than comparable U.S. markets; there may be less financial information available on foreign companies than on comparable U.S. companies; and there may be political or economic instability in some countries in which the Fund may invest.


o Fluctuations in the prices of foreign stocks can be especially sudden and substantial, particularly in the case of stocks that are traded in less-developed or emerging markets.

o Stocks with smaller market capitalizations tend to experience sharper price fluctuations.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY

HOW HAS THE INTERNATIONAL SECURITIES FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                         INTERNATIONAL SECURITIES FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

15.23%   9.09%  18.18%  31.46% -11.67%   -14.79%  -18.43%  32.52%  14.58%    %
1996     1997    1998   1999    2000      2001     2002    2003    2004     2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                              1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND                   %          %         %
--------------------------------------------------------------------------------
MORGAN STANLEY ALL COUNTRY WORLD                %          %         %
FREE INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)*
--------------------------------------------------------------------------------

* MORGAN STANLEY ALL COUNTRY WORLD FREE INDEX IS DESIGNED TO MEASURE THE PERFORMANCE OF STOCK MARKETS IN THE UNITED STATES, EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE DEVELOPED AND EMERGING MARKETS OF EASTERN EUROPE, LATIN AMERICA, ASIA, MIDDLE EAST AND THE FAR EAST. THE INDEX CONSISTS OF APPROXIMATELY 85% OF THE AGGREGATE MARKET VALUE OF THE COVERED STOCK EXCHANGES AND IS CALCULATED TO EXCLUDE COMPANIES AND SHARE CLASSES THAT CANNOT BE FREELY PURCHASED BY FOREIGNERS.

THE FUND IN DETAIL


WHAT ARE THE INTERNATIONAL SECURITIES FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


OBJECTIVES:

The Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world. Under normal market conditions, the Fund attempts to maintain broad country diversification. The Fund primarily invests in stocks of companies that are considered large to medium in size (measured by market capitalization). The Fund may also invest in smaller companies when it views them as attractive alternatives to the stocks of larger or more established companies.

The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets. The Fund primarily invests in securities that trade in larger or more established markets but also may invest (to a lesser degree) in smaller, less-developed or emerging markets where management believes there is significant opportunity for growth of capital.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on any one or more of the following characteristics: accelerating earnings growth or the possibility of positive earnings surprises; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; or improving local market and/or industry outlook.


Once the purchase candidates for the Fund are identified, the portfolio construction process begins. In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) industry and sector allocation, (3) company size, and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries. The total risk of the Fund is monitored at this point in the portfolio construction process.

Every company in the portfolio is monitored to ensure its fundamental attractiveness. A stock may be sold if in the portfolio manager's opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; it experiences excessive valuations; or there is a deteriorating local market and/or industry outlook.

The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If it does so, it may not achieve its investment objectives. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the International Securities Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While the Fund's strategy of being globally diversified may help to reduce the volatility or variability of the Fund's returns relative to another fund which invests in fewer stocks or whose investments are focused in fewer countries or industry sectors, this strategy may not prevent a loss to the Fund if stock markets worldwide were to decline at the same time.


Foreign Securities Risk:


There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened issues when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies, by eroding or reversing gains or widening losses from those investments. The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians, and securities depositories. Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations, potential restrictions on the flow of international capital and potential adverse effects resulting from the transition to the euro for European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover.


Liquidity Risk:


The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.


Small-Cap and Mid-Cap Risk:


The market risk associated with small-cap to mid-cap stocks is greater than that associated with larger-cap stocks because small-to mid-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-to- mid-cap companies are generally dependent on a smaller number of products or services, their earnings are less predictable, and their share prices more volatile. These companies are also more likely to have limited markets or financial resources or to depend on a small, inexperienced management group.

--------------------------------------------------------------------------------
INVESTMENT GRADE FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund primarily invests in investment grade corporate bonds ("investment grade bonds"). The Fund may also invest to a limited extent in bonds rated below investment grade (commonly called "high yield" or "junk" bonds). The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies that are sold in the U.S. The Fund considers a variety of factors in determining whether to buy or sell individual bonds, including the credit quality of the issuer and the outlook for the economy and interest rates.


PRINCIPAL RISKS:

The principal risks of investing in the Fund are the following:

o The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole.

o The Fund's share price will also decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline and decline in price when interest rates rise.


o High yield bonds are generally subject to greater credit risk but have less interest rate risk than investment grade bonds. High yield bonds are also subject to greater market fluctuations and tend to be less liquid than higher quality bonds.


o Bonds issued by foreign companies are subject to special risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, and differences in financial reporting standards.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE INVESTMENT GRADE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------

                             INVESTMENT GRADE FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

2.84%   9.81%   9.15%   -2.53%  9.51%   7.86%   7.86%   8.60%   4.04%   %
1996    1997    1998     1999   2000    2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                    1 YEAR     5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTMENT GRADE FUND                  %         %          %
--------------------------------------------------------------------------------
MERRILL LYNCH U.S. CORPORATE           %         %          %
MASTER INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR
TAXES) *
--------------------------------------------------------------------------------

* THE MERRILL LYNCH U.S. CORPORATE MASTER INDEX INCLUDES PUBLICLY-ISSUED, FIXED-RATE, NONCONVERTIBLE INVESTMENT GRADE DOLLAR-DENOMINATED, SEC-REGISTERED CORPORATE DEBT. ALL ISSUERS HAVE AT LEAST ONE YEAR TO MATURITY AND AN OUTSTANDING PAR VALUE OF AT LEAST $250 MILLION.

THE FUND IN DETAIL

WHAT ARE THE INVESTMENT GRADE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund primarily invests in investment grade bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt instruments, including bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines investment grade debt instruments as those that are rated within the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or that are unrated but determined by the Fund's Adviser to be of quality equivalent to those within the four highest ratings of Moody's or S&P.

While the Fund primarily invests in investment grade bonds, it may also invest in bonds rated below investment grade. The Fund's investments will generally be in bonds of U.S. companies but may include bonds of foreign companies that are sold in the U.S.


The Fund attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. In selecting bonds, the Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The Fund also considers ratings assigned by ratings services in addition to its own research and investment analysis.


The Fund adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities.


The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals, it falls short of the portfolio manager's expectations, or a more attractive investment is available.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Investment Grade Fund:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds have greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, and differences in financial reporting standards.

--------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund primarily invests in non-callable zero coupon bonds issued by the U.S. Government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund. The Fund will mature and terminate at the end of the year 2007. The Fund generally follows a buy and hold strategy, but may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

PRINCIPAL RISKS:

If an investment in the Fund is sold prior to the Fund's maturity, there is substantial interest rate risk. Like other bonds, zero coupon bonds are sensitive to changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. Zero coupon bonds are more interest rate sensitive than other bonds because zero coupon bonds pay no interest to their holders until their maturities. This means that the market prices of zero coupon bonds will fluctuate far more than those of bonds that pay interest periodically.


The Fund is also subject to credit risk. Although government-sponsored agencies are created by Congress, the obligations of many U.S. Government agencies, including many held by the Fund, are not backed by the full faith and credit of the U.S. Government.


Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund's maturity.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE TARGET MATURITY 2007 FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                           TARGET MATURITY 2007 FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

-2.16%  13.38%  14.97%  -9.39%  16.44%  7.76%   15.09%  1.90%   1.12%   %
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to a variable annuity subaccount at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND              %         %          %
--------------------------------------------------------------------------------
CITIGROUP TREASURY/GOVERNMENT          %         %          %
SPONSORED INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR
TAXES)*
--------------------------------------------------------------------------------
* THE CITIGROUP TREASURY/GOVERNMENT SPONSORED INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT CONSISTS OF DEBT ISSUED BY THE U.S. TREASURY AND U.S. GOVERNMENT SPONSORED AGENCIES.

THE FUND IN DETAIL

WHAT ARE THE TARGET MATURITY 2007 FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests at least 65% of its total assets in zero coupon securities. The vast majority of the Fund's investments consist of non-callable zero coupon bonds issued by the U.S. Government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund (December 31, 2007). Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values.


The Fund seeks zero coupon bonds that will mature on or about the Fund's maturity date. As the Fund's zero coupon bonds mature, the proceeds will be invested in short-term U.S. government securities. The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity. On the Fund's maturity date, the Fund's assets will be converted to cash and distributed, or reinvested in another Fund of Life Series Fund, at your choice.


Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Target Maturity 2007 Fund:

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. The Fund may invest in securities issued by U.S Government-sponsored enterprises that are not supported by the full faith and credit of the U.S. Government. These U.S. Government securities carry credit risk.

--------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund primarily invests in non-callable zero coupon bonds issued by the U.S. Government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund. The Fund will mature and terminate at the end of the year 2010. The Fund generally follows a buy and hold strategy, but may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

PRINCIPAL RISKS:

If an investment in the Fund is sold prior to the Fund's maturity, there is substantial interest rate risk. Like other bonds, zero coupon bonds are sensitive to changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. Zero coupon bonds are more interest rate sensitive than other bonds because zero coupon bonds pay no interest to their holders until their maturities. This means that the market prices of zero coupon bonds will fluctuate far more than those of bonds that pay interest periodically.


The Fund is also subject to credit risk. Although government-sponsored agencies are created by Congress, the obligations of many U.S. Government agencies, including many held by the Fund, are not backed by the full faith and credit of the U.S. Government.


Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund's maturity.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE TARGET MATURITY 2010 FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                           TARGET MATURITY 2010 FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

15.86%  14.36%  -11.73% 21.06%  5.15%   18.88%  2.84%   3.96%   %
1997    1998    1999    2000    2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to a variable annuity subaccount at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                   1 YEAR     5 YEARS     LIFE OF FUND*
--------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND             %          %              %
--------------------------------------------------------------------------------
CITIGROUP TREASURY/GOVERNMENT         %          %              %
SPONSORED INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES
OR TAXES)**
--------------------------------------------------------------------------------

* THE FUND COMMENCED OPERATIONS ON 4/30/96. THE AVERAGE ANNUAL TOTAL RETURN SHOWN FOR LIFE OF FUND AND THE CITIGROUP TREASURY /GOVERNMENT SPONSORED INDEX IS FOR THE PERIOD 4/30/96 TO 12/31/05.

** THE CITIGROUP TREASURY/GOVERNMENT SPONSORED INDEX IS A MARKET
CAPITALIZATION-WEIGHTED INDEX THAT CONSISTS OF DEBT ISSUED BY THE U.S. TREASURY AND U.S. GOVERNMENT SPONSORED AGENCIES.

THE FUND IN DETAIL

WHAT ARE THE TARGET MATURITY 2010 FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund invests at least 65% of its total assets in zero coupon securities. The vast majority of the Fund's investments consist of non-callable zero coupon bonds issued by the U.S. Government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund (December 31, 2010). Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values.


The Fund seeks zero coupon bonds that will mature on or about the Fund's maturity date. As the Fund's zero coupon bonds mature, the proceeds will be invested in short term U.S. government securities. The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity. On the Fund's maturity date, the Fund's assets will be converted to cash and distributed, or reinvested in another Fund of Life Series Fund, at your choice.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Target Maturity 2010 Fund:

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. The Fund may invest in securities issued by U.S Government-sponsored enterprises that are not supported by the full faith and credit of the U.S. Government. These U.S. Government securities carry credit risk.

--------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund primarily invests in non-callable zero coupon bonds issued by the U.S. Government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund. The Fund will mature and terminate at the end of the year 2015. The Fund generally follows a buy and hold strategy, but may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

PRINCIPAL RISKS:

If an investment in the Fund is sold prior to the Fund's maturity, there is substantial interest rate risk. Like other bonds, zero coupon bonds are sensitive to changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. Zero coupon bonds are more interest rate sensitive than other bonds because zero coupon bonds pay no interest to their holders until their maturities. This means that the market prices of zero coupon bonds will fluctuate far more than those of bonds that pay interest periodically.


The Fund is also subject to credit risk. Although government-sponsored agencies are created by Congress, the obligations of many U.S. Government agencies, including many held by the Fund, are not backed by the full faith and credit of the U.S. Government.


Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund's maturity.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE TARGET MATURITY 2015 FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract through which you invest. If they were included, the returns would be less than that shown.


--------------------------------------------------------------------------------

                           TARGET MATURITY 2015 FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contians the following plot points:

25.01%  0.85%   23.36%  3.24%   8.47%   %
2000    2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to a variable annuity subaccount at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                    1 YEAR    5 YEARS     LIFE OF FUND*
--------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND              %         %           %
--------------------------------------------------------------------------------
CITIGROUP TREASURY/GOVERNMENT          %         %            %
SPONSORED INDEX (REFLECTS NO
DEDUCTIONS FOR FEES, EXPENSES,
OR TAXES)**
--------------------------------------------------------------------------------

* THE FUND COMMENCED OPERATIONS ON 11/08/99. THE AVERAGE ANNUAL TOTAL RETURN SHOWN FOR LIFE OF FUND AND THE CITIGROUP TREASURY /GOVERNMENT SPONSORED INDEX IS FOR THE PERIOD 10/31/99 TO 12/31/05.

** THE CITIGROUP TREASURY/GOVERNMENT SPONSORED INDEX IS A MARKET
CAPITALIZATION-WEIGHTED INDEX THAT CONSISTS OF DEBT ISSUED BY THE U.S. TREASURY AND U.S. GOVERNMENT SPONSORED AGENCIES.

THE FUND IN DETAIL

WHAT ARE THE TARGET MATURITY 2015 FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund invests at least 65% of its total assets in zero coupon securities. The vast majority of the Fund's investments consist of non-callable zero coupon bonds issued by the U.S. Government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund (December 31, 2015). Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values.


The Fund seeks zero coupon bonds that will mature on or about the Fund's maturity date. As the Fund's zero coupon bonds mature, the proceeds will be invested in short term U.S. government securities. The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity. On the Fund's maturity date, the Fund's assets will be converted to cash and distributed, or reinvested in another Fund of Life Series Fund, at your choice.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Target Maturity 2015 Fund:

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. The Fund may invest in securities issued by U.S Government-sponsored enterprises that are not supported by the full faith and credit of the U.S. Government. These U.S. Government securities carry credit risk.

--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVE:


The Fund's investment objective is to seek total return.


PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests primarily in dividend-paying stocks of companies that the Fund believes are undervalued. The Fund may also invest, to a lesser extent, in preferred stocks, convertible securities and fixed income securities.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends. The Fund then looks for companies that meet one or more quantitative standards that indicate they may be undervalued, such as low price-to-earnings ratios or low price-to-cash flow ratios. The Fund also analyzes qualitative issues, such as whether the managements of the companies are pursuing reasonable strategies.


The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-cap companies. The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").


PRINCIPAL RISKS:

o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Stocks that are considered "undervalued" may not rise as expected or may fall if anticipated events do not occur or investor perceptions do not change. Moreover, value stocks may fall out of favor with investors as a class.

o The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

o The prices of the Fund's investments in preferred stocks, convertible securities and fixed income securities will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise or the financial conditions of their issuers deteriorate. This is referred to as interest rate risk and credit risk.

o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE VALUE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Prior to December 31, 2002, the Fund was named the Utilities Income Fund and it primarily focused its investments in utilities industries. The Fund's performance likely would have been different had it been following its current investment policies and investment strategies.

The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                                   VALUE FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

9.57%   25.07%  12.58%  17.41%  -0.59%  -20.29% -21.60% 27.59%  16.39%  %
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                    1 YEAR       5 YEARS    10 YEARS
--------------------------------------------------------------------------------
VALUE FUND                           %          %          %
--------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO           %          %          %
DEDUCTION FOR FEES, EXPENSES
OR TAXES)*
--------------------------------------------------------------------------------

* THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF SUCH STOCKS, WHICH REPRESENT ALL MAJOR INDUSTRIES.

THE FUND IN DETAIL

WHAT ARE THE VALUE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund's investment objective is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential. The Fund may also invest, to a lesser degree, in preferred stock, convertible securities, and fixed income securities.


In selecting stocks, the Fund typically begins by identifying companies that pay dividends. The Fund then analyzes companies that appear to be undervalued. Quantitatively, the Fund looks for companies that have one or more of the following characteristics: low price-to-earnings ratios, low price-to-cash flow ratios, low price-to-book value ratios, low price-to-sales ratios, low corporate leverage, and insider buying.

Qualitatively, the Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders. Other considerations may include analysis of the company's balance sheet, competition within a company's industry, barriers to entry and the potential for product substitution.


The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-cap companies. The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued. Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.


The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Value Fund:

Market Risk:


Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.


Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue such securities. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
SPECIAL BOND FUND
--------------------------------------------------------------------------------

OVERVIEW

OBJECTIVES:

The Fund primarily seeks high current income without undue risk to principal and, secondarily, seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as "high yield" or "junk" bonds). These bonds provide a higher level of income than investment grade bonds because they have a higher risk of default. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a default by diversifying its investments among bonds of many different companies and industries. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

The Fund seeks to achieve growth of capital by investing in high-yield bonds with stable to improving credit conditions.

The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities. The Fund may also opportunistically invest in common stocks of companies that have been selected for their total return potential.

PRINCIPAL RISKS:

There are several principal risks of investing in the Fund.

o The value of the Fund's shares could decline as a result of a deterioration of the financial condition of one or more issuers of bonds owned by the Fund or as a result of a default by one or more issuers. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings.

o The prices of high yield bonds held by the Fund could also decline due to overall movements in the high yield market. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk, or other factors.

o While high yield bonds are generally less interest rate sensitive than higher quality bonds of the same maturity, their values generally will decline when interest rates rise.

o High yield bonds tend to be less liquid than other bonds, which means that they can be more difficult to sell.

o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign markets.

o Investments in derivative high yield securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE SPECIAL BOND FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's shares over the past ten calendar years. The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract through which you invest. If they were included, the returns would be less than those shown

--------------------------------------------------------------------------------

                               SPECIAL BOND FUND

                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:

13.10%  10.94%  1.29%   6.24%   -6.57%  -0.01%  2.20%   28.31%  10.38%  %
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS   % (FOR THE QUARTER
ENDED   ), AND THE LOWEST QUARTERLY RETURN WAS   % (FOR THE QUARTER ENDED   ).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and other distributions, if any. The Fund sells its shares solely to the variable annuity subaccount at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                      1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
SPECIAL BOND FUND                        %         %          %
--------------------------------------------------------------------------------
CREDIT SUISSE HIGH YIELD INDEX II        %         %          %
(REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)*
--------------------------------------------------------------------------------

* THE CREDIT SUISSE HIGH YIELD INDEX II IS DESIGNED TO MEASURE THE PERFORMANCE OF THE HIGH YIELD BOND MARKET.

THE FUND IN DETAIL

WHAT ARE THE SPECIAL BOND FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

OBJECTIVES:

The Fund primarily seeks high current income without undue risk to principal and, secondarily, seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the Special Bond Fund will invest 80% of its net assets in high yield debt securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines high yield debt securities to include fixed, variable or floating rate debt obligations (including bonds, debentures, notes and preferred stock with mandatory redemption features) which are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("S&P") as well as unrated bonds that are determined by the Fund's Adviser to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs, and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities. Derivative securities are instruments that derive their value from other instruments, securities, or indices. Credit-linked securities are securities that derive their values from designated indexes or baskets of high yield securities.

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Fund attempts to invest in bonds that have stable to improving credit quality that could appreciate in value because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the overall economic outlook, the issuer's competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations.

The Fund may also opportunistically invest in common stocks of companies that have been selected for their total return potential.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Special Bond Fund:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds have greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Market Risk:

The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults, or the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could decline not only due to a deterioration in the financial condition of the issuers of such bonds, but also due to overall movements in the high yield market. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets. The same market risks apply to stocks that may be owned by the Fund.

Interest Rate Risk:

The market value of a high yield bond is affected by changes in interest rates. When interest rates rise, the market value of a bond generally declines, and when interest rates decline, the market value of a bond generally increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Credit-linked securities may produce investment losses if the underlying index or basket of high yield securities performs poorly, if they do not perform in line with the index or basket of high yield securities, or if counter-parties are unable to satisfy their obligations. At times, it may be difficult to sell derivative securities due to the lack of an available trading market.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------


First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $___ billion. FIMCO supervises all aspects of each Fund's operations. For the fiscal year ended December 31, 2005, FIMCO received advisory fees net of waiver (if any), as follows: ___% of average daily net assets for Blue Chip Fund; ___% of average daily net assets for Cash Management Fund; ___% of average daily net assets for Discovery Fund; ___% of average daily net assets for Focused Equity Fund; ___% of average daily net assets for Government Fund; ___% of average daily net assets for Growth Fund; ___% of average daily net assets for High Yield Fund; ___% of average daily net assets for International Securities Fund; ___% of average daily net assets for Investment Grade Fund; ___% of average daily net assets for Target Maturity 2007 Fund; ___% of average daily net assets for Target Maturity 2010 Fund; ___% of average daily net assets for Target Maturity 2015 Fund; ___% of average daily net assets for Special Bond Fund and ___% of average daily net assets for Value Fund. The gross advisory fees (fees before any applicable waivers) are set forth in the Separate Account prospectus which is attached to this prospectus.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of the Government Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, and Target Maturity 2015 Fund. Mr. Wagner also serves as the Portfolio Manager for certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Greg Miller and Richard T. Bourke, CFA, serve as Co-Portfolio Managers of the High Yield Fund and the Special Bond Fund. Messrs. Miller and Bourke also serve as Co-Portfolio Managers for the Fund for Income of First Investors Income Funds. Mr. Miller joined FIMCO in 1991 as a securities analyst for the High Yield Department. Mr. Bourke joined FIMCO in 1997 as an analyst.

George V. Ganter serves as Portfolio Manager of the Investment Grade Fund. Prior to January 2002, he was Co-Portfolio Manager of the Investment Grade Fund. Mr. Ganter also serves as Portfolio Manager for the Investment Grade Fund of First Investors Income Funds. He joined FIMCO in 1985 as a Senior Investment Analyst.

Matthew S. Wright serves as Portfolio Manager of the Blue Chip Fund and Value Fund. Mr. Wright is also the Portfolio Manager for the Blue Chip and Value Funds of the First Investors Equity Funds. Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.

Wellington Management Company, LLP ("Wellington Management") serves as the investment subadviser of the Focused Equity Fund, the Growth Fund, and the International Securities Fund. Wellington Management has discretionary trading authority over all of each Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Trustees. Wellington Management is located at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of December 31, 2005, Wellington Management held investment management authority with respect to approximately $___ billion of assets. Of that amount, Wellington Management acted as investment adviser or subadviser to approximately ___ registered investment companies or series of such companies, with net assets of approximately $___ billion.

Matthew E. Megargel, CFA, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and has served as the Portfolio Manager of the Focused Equity Fund since 2002. He also serves as a Portfolio Manager of the International Securities Fund and Growth Fund. Mr. Megargel joined Wellington Management as an investment professional in 1983. Maya K. Bittar, CFA, a Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Focused Equity Fund since 2005. Ms. Bittar joined Wellington Management as an investment professional in 1998. Ms. Bittar is also involved in the portfolio management and securities analysis for the International Securities Fund and the Growth Fund.

The Growth Fund is managed by a team of investment professionals from Wellington Management. The team of professionals primarily responsible for the management of the Growth is as follows. Matthew Megargel has served as the Portfolio Manager of the Growth Fund since 1991. Jeffrey L. Kripke, a Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2001. Mr. Kripke has been involved in portfolio management and securities analysis for the Growth Fund since 2001 and is also involved in the portfolio management and securities analysis for the International Securities Fund. Prior to joining Wellington Management, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management (1999-2001). Maya Bittar has been involved in portfolio management and securities analysis for the Growth Fund since 1998. Francis J. Boggan, CFA, a Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2001. Mr. Boggan has been involved in portfolio management and securities analysis for the Growth Fund since 2001. Prior to joining Wellington Management, Mr. Boggan was previously a Managing Director of Palladian Capital Management from 1998 to 2000.

The International Securities Fund is managed by a team of investment professionals. The team of professionals primarily responsible for the management of the International Securities Fund is as follows. Trond Skramstad, a Senior Vice President and Co-Director of International Equity Management of Wellington Management, has served as Portfolio Manager for the international equity portion of the International Securities Fund since 1994. In addition, Mr. Skramstad determines the allocation of the Fund's assets between U.S. and non-U.S. equities. Mr. Skramstad joined Wellington Management as an investment professional in 1993. Matthew Megargel has served as the Portfolio Manager for the U.S. equity portion of the International Securities Fund since 2000. Jeffrey Kripke has been involved in portfolio management and securities analysis for the U.S. equity portion of the International Securities Fund since 2001. Maya Bittar has been involved in portfolio management and securities analysis for the U.S. equity portion of International Securities Fund since 2000. Nicolas M. Choumenkovitch, CFA, a Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1995. Mr. Choumenkovitch has been involved in portfolio management and securities analysis for the international equity portion of the International Securities Fund since 2000.

Paradigm Capital Management, Inc. ("Paradigm Capital Management") serves as subadviser of the Discovery Fund. Paradigm Capital Management has discretionary trading authority over all of the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Trustees. Paradigm Capital Management is located at Nine Elk Street, Albany, NY 12207. Paradigm Capital Management is an investment management firm that provides investment services to high net worth individuals, pension and profit sharing plans, investment companies, and other institutions. As of December 31, 2005, Paradigm Capital Management held investment management authority with respect to approximately $__ billion in assets. Of that amount, Paradigm Capital Management acted as investment adviser or subadviser to _____ registered investment companies or series of such companies with net assets of approximately $___ million.

John B. Walthausen, CFA, and Senior Vice President of Paradigm Capital Management, serves as Portfolio Manager of the Discovery Fund and is also the Portfolio Manager for the Special Situations Fund of First Investors Equity Funds. Mr. Walthausen has been Senior Vice President and Portfolio Manager of Paradigm Capital Management since 1994.


Except for the Cash Management Fund, the Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.


The Funds intend to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of a Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.


The investments of each of the Funds, except for the Cash Management Fund, are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.


The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. Foreign securities may be fair valued not only for the reasons described above but also because major market movements in the U.S. have occurred subsequent to the closing of the foreign markets. The Funds have adopted criteria for determining when a market movement in the U.S. might be considered a significant event warranting fair value pricing of foreign securities. Even if these criteria are met, the Funds will not fair value foreign securities unless they can conclude that the closing prices are no longer reliable and use of fair value prices would have a material impact on their net asset values per share.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

The Cash Management Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.

HOW DO I BUY AND SELL SHARES?

Investments in each of the Funds may only be made through purchases of variable annuity contracts or variable life insurance policies offered by FIL. The payments received by FIL from the sale of these contracts and policies, less applicable charges and expenses, are invested in Separate Accounts, that in turn invest in the Life Series Funds.


The Fund or Funds that are available to you depend upon which contract or policy you have purchased. The Special Bond Fund is only available to existing First Investors Life Variable Annuity Fund A ("Separate Account A") contractowners.


For information about how to buy or sell the variable annuity contracts and variable life insurance policies, see the Separate Account prospectus, which is attached to this prospectus. It will describe not only the process for buying and selling contracts and policies but also the fees and charges involved. This prospectus is not valid unless a Separate Account prospectus is attached hereto.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, information about how to exchange shares of a Fund for shares of other First Investors Funds, see the Separate Account prospectus, which is attached to this prospectus.


Shares of First Investors Funds may only be exchanged between Funds that are available to the contract or policy you have purchased. For example, Separate Account A contractowners are limited to purchasing shares of the Special Bond Fund.


WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?


With the exception of the Cash Management Fund, each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.


It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.


In the case of the Funds that invest in high yield bonds, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in small cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Separate Accounts, which own the shares of the Funds, will receive all dividends and distributions. As described in the attached Separate Account prospectus, all dividends and distributions are then reinvested by the appropriate Separate Account in additional shares of the Fund.


Except for the Cash Management Fund, to the extent that they have net investment income, each Fund will declare and pay, on an annual basis, dividends from net investment income. To the extent that the Cash Management Fund has net investment income, the Fund will declare daily and pay monthly dividends from net investment income. Each Fund will declare and distribute any net realized capital gains, on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.


WHAT ABOUT TAXES?

You will not be subject to taxes as the result of purchases or sales of Fund shares by the Separate Account, or Fund dividends, or distributions to the Separate Accounts. There are tax consequences associated with investing in the variable annuity contracts and variable life insurance policies. These are discussed in the attached Separate Account prospectus.

MIXED AND SHARED FUNDING

The Life Series Fund sells its shares not only to separate accounts that serve as the funding vehicles for variable annuity contracts but also to a separate account that serves as the funding vehicle for variable life insurance policies. The Fund does not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Life Series Fund. If such a conflict were to arise, a separate account may be forced to withdraw its participation in the Life Series Fund. It is also possible that the failure of one separate account to comply with the tax laws could cause all of the separate accounts to lose their tax deferred status. These are risks that are common to many variable life insurance policies.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

-------------------------------------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUNDS
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

PER SHARE DATA

-------------------------------------------------------------------------------------------------------------

YEAR ENDED   NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
DECEMBER 31  VALUE AT    INVESTMENT OPERATIONS                     FROM
             BEGINNING
             OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                         Investment  and             Investment    Investment      Gains           Distributions
                         Income      Unrealized      Operations    Income
                                     Gain (Loss)
                                     on Investments
-------------------------------------------------------------------------------------------------------------
BLUE CHIP
-------------------------------------------------------------------------------------------------------------
   2001      $28.43        $.08      $(5.18)          $(5.10)       $.08             $2.81          $2.89
   2002       20.44         .11       (5.36)           (5.25)        .09               __             .09
   2003       15.10         .12        3.80             3.92         .11               __             .11
   2004       18.91         .19        1.20             1.39         .12               __             .12
   2005
-------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT
-------------------------------------------------------------------------------------------------------------
   2001       $1.00       $.037         __            $.037         $.037              __           $.037
   2002        1.00        .012         __             .012          .012              __            .012
   2003        1.00        .005         __             .005          .005              __            .005
   2004        1.00        .007         __             .007          .007              __            .007
   2005
-------------------------------------------------------------------------------------------------------------

+    THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE
     PERFORMANCE FIGURES.

++   NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER.

-------------------------------------------------------------------------------------------

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

-------------------------------------------------------------------------------------------
 NET        TOTAL     NET         RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN+   ASSETS AT   NET ASSETS++             NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                               BEFORE EXPENSES        RATE (%)
 END OF               PERIOD      Expenses   Net           WAIVED OR
 PERIOD               (IN         (%)        Investment    ASSUMED
                      MILLIONS)              Income(%)
                                                           Expenses   Net
                                                           (%)        Investment
                                                                      Income(%)
-------------------------------------------------------------------------------------------
 BLUE CHIP
-------------------------------------------------------------------------------------------
 $20.44      (19.27)    $220        .81       .38            N/A       N/A            105
  15.10      (25.80)     148        .81       .58            N/A       N/A            138
  18.91       26.19      179        .83       .71            N/A       N/A             96
  20.18        7.37      181        .83       .99            N/A       N/A            100

-------------------------------------------------------------------------------------------
 CASH MANAGEMENT
-------------------------------------------------------------------------------------------
  $1.00        3.77      $12        .70      3.59            .86      3.43            N/A
   1.00        1.22       14        .70      1.20            .98       .92            N/A
   1.00         .54       10        .70       .55            .95       .30            N/A
   1.00         .71        7        .70       .69           1.04       .35            N/A

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                          FIRST INVESTORS LIFE SERIES FUNDS
-------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUNDS
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
YEAR ENDED   NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
DECEMBER 31  VALUE AT    INVESTMENT OPERATIONS                     FROM
             BEGINNING
             OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                         Investment  and             Investment    Investment      Gains           Distributions
                         Income      Unrealized      Operations    Income
                                     Gain (Loss)
                                     on Investments
----------------------------------------------------------------------------------------------------------------
DISCOVERY
----------------------------------------------------------------------------------------------------------------
   2001      $30.50        $(.07)      $(6.22)         $(6.29)        __              $2.78          $2.78
   2002       21.43         (.08)       (5.73)          (5.81)        __                __             __
   2003       15.62         (.06)        6.19            6.13         __                __             __
   2004       21.75         (.04)        2.82            2.78         __                __             __
   2005
----------------------------------------------------------------------------------------------------------------
FOCUSED EQUITY
----------------------------------------------------------------------------------------------------------------
   2001       $9.13         $.02        $(.47)          $(.45)       $.02                __            $.02
   2002        8.66          .01        (2.44)          (2.43)        .02                __             .02
   2003        6.21          .04         1.68            1.72         .01                __             .01
   2004        7.92          .10          .36             .46         .04                __             .04
   2005
----------------------------------------------------------------------------------------------------------------

+    THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE
     PERFORMANCE FIGURES.

-------------------------------------------------------------------------------------------
            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

-------------------------------------------------------------------------------------------
 NET        TOTAL     NET         RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN+   ASSETS AT   NET ASSETS               NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                               BEFORE EXPENSES        RATE (%)
 END OF               PERIOD      Expenses   Net           WAIVED OR
 PERIOD               (IN         (%)        Investment    ASSUMED
                      MILLIONS)              Income
                                             (Loss)%       Expenses   Net
                                                           (%)        Investment
                                                                      Income(%)
-------------------------------------------------------------------------------------------
 DISCOVERY
-------------------------------------------------------------------------------------------
 $21.43      (21.12)    $126        .83       (.33)         N/A        N/A           163
  15.62      (27.11)      89        .83       (.43)         N/A        N/A           130
  21.75       39.24      122        .85       (.35)         N/A        N/A           111
  24.53       12.78      134        .83       (.18)         N/A        N/A            93

-------------------------------------------------------------------------------------------
 FOCUSED EQUITY
-------------------------------------------------------------------------------------------
  $8.66       (4.90)      $9        .91        .28          N/A        N/A           201
   6.21      (28.09)       7       1.04        .13          N/A        N/A           127
   7.92       27.73       10        .95        .67          N/A        N/A            43
   8.34        5.87       11        .96       1.23          N/A        N/A            50

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                          FIRST INVESTORS LIFE SERIES FUNDS
-------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUNDS
----------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
YEAR ENDED   NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
DECEMBER 31  VALUE AT    INVESTMENT OPERATIONS                     FROM
             BEGINNING
             OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                         Investment  and             Investment    Investment      Gains           Distributions
                         Income      Unrealized      Operations    Income
                                     Gain (Loss)
                                     on Investments
----------------------------------------------------------------------------------------------------------------
GOVERNMENT
----------------------------------------------------------------------------------------------------------------
   2001      $10.22        $.52        $.36              $.88        $.65             __              $.65
   2002       10.45         .45         .33               .78         .52             __               .52
   2003       10.71         .55        (.22)              .33         .45             __               .45
   2004       10.59         .54        (.17)              .37         .58             __               .58
   2005
----------------------------------------------------------------------------------------------------------------
GROWTH
----------------------------------------------------------------------------------------------------------------
   2001      $39.80        $.06      $(5.11)           $(5.05)       $.02           $4.02            $4.04
   2002       30.71         .12       (6.94)            (6.82)        .06             __               .06
   2003       23.83         .16        6.75              6.91         .12             __               .12
   2004       30.62         .25        3.04              3.29         .16             __               .16
   2005
----------------------------------------------------------------------------------------------------------------

+  THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE PERFORMANCE
   FIGURES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER.

-------------------------------------------------------------------------------------------

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

-------------------------------------------------------------------------------------------
 NET        TOTAL     NET         RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN+   ASSETS AT   NET ASSETS++             NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                               BEFORE EXPENSES        RATE (%)
 END OF               PERIOD      Expenses   Net           WAIVED OR
 PERIOD               (IN         (%)        Investment    ASSUMED
                      MILLIONS)              Income(%)
                                                           Expenses   Net
                                                           (%)        Investment
                                                                      Income(%)
-------------------------------------------------------------------------------------------
 GOVERNMENT
-------------------------------------------------------------------------------------------
 $10.45        8.98      $17         .66       6.09          .81        5.94           52
  10.71        7.79       25         .78       5.39          .93        5.24          101
  10.59        3.18       24         .75       4.98          .90        4.83           83
  10.38        3.62       21         .76       4.81          .91        4.66           62

-------------------------------------------------------------------------------------------
 GROWTH
-------------------------------------------------------------------------------------------
 $30.71      (13.36)    $241         .81        .19          N/A        N/A            72
  23.83      (22.24)     176         .82        .43          N/A        N/A            69
  30.62       29.18      222         .83        .60          N/A        N/A            74
  33.75       10.77      239         .83        .79          N/A        N/A            76

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                          FIRST INVESTORS LIFE SERIES FUNDS
-------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUNDS
----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
YEAR ENDED   NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
DECEMBER 31  VALUE AT    INVESTMENT OPERATIONS                     FROM
             BEGINNING
             OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                         Investment  and             Investment    Investment      Gains           Distributions
                         Income      Unrealized      Operations    Income
                                     Gain (Loss)
                                     on Investments
----------------------------------------------------------------------------------------------------------------
HIGH YIELD
----------------------------------------------------------------------------------------------------------------
   2001*      $9.44        $.89        $(1.14)         $(.25)        $1.06          __               $1.06
   2002        8.13         .70          (.54)           .16           .89          __                 .89
   2003        7.40         .63          1.16           1.79           .69          __                 .69
   2004        8.50         .62           .17            .79           .63          __                 .63
   2005
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES
----------------------------------------------------------------------------------------------------------------
   2001      $19.74        $.12        $(2.95)        $(2.83)         $.24        $1.26              $1.50
   2002       15.41         .08         (2.91)         (2.83)          .08          __                 .08
   2003       12.50         .10          3.91           4.01           .13          __                 .13
   2004       16.38         .09          2.28           2.37           .20          __                 .20
   2005
----------------------------------------------------------------------------------------------------------------

*    AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES.
     THE PER SHARE DATA AND RATIOS PRIOR TO 2001 HAVE NOT BEE RESTATED. THE CUMULATIVE EFFECT OF THIS
     ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.

+    THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE
     PERFORMANCE FIGURES.

-------------------------------------------------------------------------------------------

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

-------------------------------------------------------------------------------------------
 NET        TOTAL     NET         RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN+   ASSETS AT   NET ASSETS               NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                               BEFORE EXPENSES        RATE (%)
 END OF               PERIOD      Expenses   Net           WAIVED OR
 PERIOD               (IN         (%)        Investment    ASSUMED
                      MILLIONS)              Income(%)
                                                           Expenses   Net
                                                           (%)        Investment
                                                                      Income(%)
-------------------------------------------------------------------------------------------
 HIGH YIELD
-------------------------------------------------------------------------------------------
  $8.13      (3.47)    $50          .83       10.12         N/A        N/A           32
   7.40       2.25      50          .86        9.34         N/A        N/A           13
   8.50      26.14      64          .85        8.34         N/A        N/A           30
   8.66       9.94      70          .85        7.55         N/A        N/A           33

-------------------------------------------------------------------------------------------
 INTERNATIONAL SECURITIES
-------------------------------------------------------------------------------------------
 $15.41     (14.79)    $97         1.03         .73         N/A        N/A          125
  12.50     (18.43)     72         1.09         .63         N/A        N/A          129
  16.38      32.52      90         1.08         .74         N/A        N/A          119
  18.55      14.58      99         1.02         .94         N/A        N/A          114

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                          FIRST INVESTORS LIFE SERIES FUNDS
-------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUNDS
----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
YEAR ENDED   NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
DECEMBER 31  VALUE AT    INVESTMENT OPERATIONS                     FROM
             BEGINNING
             OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                         Investment  and             Investment    Investment      Gains           Distributions
                         Income      Unrealized      Operations    Income
                                     Gain (Loss)
                                     on Investments
----------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE
----------------------------------------------------------------------------------------------------------------
   2001*     $11.24        $.64        $.21            $.85          $.73            __               $.73
   2002       11.36         .63         .22             .85           .64            __                .64
   2003       11.57         .61         .34             .95           .65            __                .65
   2004       11.87         .59        (.12)            .47           .67            __                .67
   2005
----------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007
----------------------------------------------------------------------------------------------------------------
   2001      $13.12        $.68        $.31            $.99          $.68           $__               $.68
   2002       13.43         .74        1.20            1.94           .69            __                .69
   2003       14.68         .77        (.50)            .27           .74           .14                .88
   2004       14.07         .77        (.61)            .16           .80           .38               1.18
   2005
----------------------------------------------------------------------------------------------------------------

*    AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES.
     THE PER SHARE DATA AND RATIOS PRIOR TO 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS
     ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.

+    THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE
     PERFORMANCE FIGURES.

++   NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER.

-------------------------------------------------------------------------------------------

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

-------------------------------------------------------------------------------------------
 NET        TOTAL     NET         RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN+   ASSETS AT   NET ASSETS++             NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                               BEFORE EXPENSES        RATE (%)
 END OF               PERIOD      Expenses   Net           WAIVED OR
 PERIOD               (IN         (%)        Investment    ASSUMED
                      MILLIONS)              Income(%)
                                                           Expenses   Net
                                                           (%)        Investment
                                                                      Income(%)
-------------------------------------------------------------------------------------------
 INVESTMENT GRADE
-------------------------------------------------------------------------------------------
 $11.36       7.86      $28         .68       6.36          .83        6.21         13
  11.57       7.86       34         .74       6.02          .89        5.87         14
  11.87       8.60       37         .73       5.29          .88        5.14         14
  11.67       4.04       38         .72       5.03          .87        4.88         16

-------------------------------------------------------------------------------------------
 TARGET MATURITY 2007
-------------------------------------------------------------------------------------------
 $13.43       7.76      $32         .66       5.24          .81        5.09          3
  14.68      15.09       33         .73       5.02          .88        4.87          1
  14.07       1.90       28         .72       4.89          .87        4.74          0
  13.05       1.12       23         .73       5.14          .88        4.99          0

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                          FIRST INVESTORS LIFE SERIES FUNDS
-------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUNDS
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
YEAR ENDED   NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
DECEMBER 31  VALUE AT    INVESTMENT OPERATIONS                     FROM
             BEGINNING
             OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                         Investment  and             Investment    Investment      Gains           Distributions
                         Income      Unrealized      Operations    Income
                                     Gain (Loss)
                                     on Investments
----------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010
----------------------------------------------------------------------------------------------------------------
   2001      $13.55        $.65        $.03            $.68          $.64           $__              $.64
   2002       13.59         .65        1.82            2.47           .65            __               .65
   2003       15.41         .72        (.28)            .44           .67            __               .67
   2004       15.18         .72        (.13)            .59           .73            .06              .79
   2005
----------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015
----------------------------------------------------------------------------------------------------------------
   2001      $11.85        $.47       $(.36)           $.11          $.39            __              $.39
   2002       11.57         .38        2.23            2.61           .47            __               .47
   2003       13.71         .50        (.06)            .44           .41            __               .41
   2004       13.74         .53         .61            1.14           .51            __               .51
   2005
----------------------------------------------------------------------------------------------------------------

+    THE EFFECT OF FEES AND CHARGES  INCURRED AT THE SEPARATE  ACCOUNT LEVEL ARE NOT REFLECTED IN THESE
     PERFORMANCE FIGURES.

++   NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER.

-------------------------------------------------------------------------------------------
            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

-------------------------------------------------------------------------------------------
 NET        TOTAL     NET         RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN+   ASSETS AT   NET ASSETS++             NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                               BEFORE EXPENSES        RATE (%)
 END OF               PERIOD      Expenses   Net           WAIVED OR
 PERIOD               (IN         (%)        Investment    ASSUMED
                      MILLIONS)              Income(%)
                                                           Expenses   Net
                                                           (%)        Investment
                                                                      Income(%)
-------------------------------------------------------------------------------------------
 TARGET MATURITY 2010
-------------------------------------------------------------------------------------------
 $13.59       5.15      $14         .67       5.16          .82        5.01           2
  15.41      18.88       18         .78       4.82          .93        4.67           3
  15.18       2.84       17         .74       4.54          .89        4.39           1
  14.98       3.96       17         .75       4.70          .90        4.55           4

-------------------------------------------------------------------------------------------
 TARGET MATURITY 2015
-------------------------------------------------------------------------------------------
 $11.57        .85       $4         .67       5.21          .82        5.06          31
  13.71      23.36        9         .88       4.70         1.03        4.55           1
  13.74       3.24       12         .80       4.27          .95        4.12           3
  14.37       8.47       17         .75       4.34          .90        4.19           2

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                          FIRST INVESTORS LIFE SERIES FUNDS
-------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUNDS
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
YEAR ENDED   NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
DECEMBER 31  VALUE AT    INVESTMENT OPERATIONS                     FROM
             BEGINNING
             OF PERIOD   Net         Net Realized    Total From    Net             Net Realized    Total
                         Investment  and             Investment    Investment      Gains           Distributions
                         Income      Unrealized      Operations    Income
                                     Gain (Loss)
                                     on Investments
----------------------------------------------------------------------------------------------------------------
VALUE
----------------------------------------------------------------------------------------------------------------
   2001      $16.39       $.27         $(3.53)         $(3.26)       $.30           $.12             $.42
   2002       12.71        .32          (3.02)          (2.70)        .27            __               .27
   2003        9.74        .22           2.35            2.57         .32            __               .32
   2004       11.99        .23           1.71            1.94         .22            __               .22
   2005
----------------------------------------------------------------------------------------------------------------
SPECIAL BOND
----------------------------------------------------------------------------------------------------------------
   2001*      $9.47       $.90          $(.90)           $__         $.94            __              $.94
   2002        8.53        .80           (.62)            .18         .81            __               .81
   2003        7.90        .76           1.41            2.17         .78            __               .78
   2004        9.29        .73            .20             .93         .72            __               .72
   2005
----------------------------------------------------------------------------------------------------------------

*    AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES. THE PER
     SHARE DATA AND RATIOS PRIOR TO 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING
     CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.

+    THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE PERFORMANCE
     FIGURES.

-------------------------------------------------------------------------------------------
            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

-------------------------------------------------------------------------------------------
 NET        TOTAL     NET         RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN+   ASSETS AT   NET ASSETS               NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                               BEFORE EXPENSES        RATE (%)
 END OF               PERIOD      Expenses   Net           WAIVED OR
 PERIOD               (IN         (%)        Investment    ASSUMED
                      MILLIONS)              Income(%)
                                                           Expenses   Net
                                                           (%)        Investment
                                                                      Income(%)
-------------------------------------------------------------------------------------------
 VALUE
-------------------------------------------------------------------------------------------
 $12.71      (20.29)    $66         .82       1.88          N/A        N/A           50
   9.74      (21.60)     45         .97       2.72          N/A        N/A           71
  11.99       27.59      58         .83       2.19          N/A        N/A           33
  13.71       16.39      69         .84       1.87          N/A        N/A           20
-------------------------------------------------------------------------------------------
SPECIAL BOND
-------------------------------------------------------------------------------------------
  $8.53        (.01)    $22         .90       9.80          N/A        N/A           35
   7.90        2.20      19         .93       9.77          N/A        N/A           18
   9.29       28.31      22         .93       8.84          N/A        N/A           23
   9.50       10.38      21         .93       7.79          N/A        N/A           31
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                          FIRST INVESTORS LIFE SERIES FUNDS
-------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO] FIRST INVESTORS


LIFE SERIES FUNDS


BLUE CHIP

CASH MANAGEMENT

DISCOVERY

FOCUSED EQUITY

GOVERNMENT

GROWTH

HIGH YIELD

INTERNATIONAL SECURITIES

INVESTMENT GRADE

TARGET MATURITY 2007

TARGET MATURITY 2010

TARGET MATURITY 2015

VALUE


SPECIAL BOND


For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.


To obtain free copies of the Reports and the SAI, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:


ADMINISTRATIVE DATA MANAGEMENT CORP.
RARITAN PLAZA 1
EDISON, NEW JERSEY 08837
TELEPHONE:  1-800-423-4026


You can review and copy Fund documents (including the Reports and the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.


(INVESTMENT COMPANY ACT FILE NO. 811-4325)

                        FIRST INVESTORS LIFE SERIES FUNDS


                                 BLUE CHIP FUND
                              CASH MANAGEMENT FUND
                                 DISCOVERY FUND
                               FOCUSED EQUITY FUND
                                 GOVERNMENT FUND
                                   GROWTH FUND
                                 HIGH YIELD FUND
                          INTERNATIONAL SECURITIES FUND
                              INVESTMENT GRADE FUND
                            TARGET MATURITY 2007 FUND
                            TARGET MATURITY 2010 FUND
                            TARGET MATURITY 2015 FUND
                                   VALUE FUND
                                SPECIAL BOND FUND


95 Wall Street
New York, New York 10005
(800) 342-7963 - Variable Annuity Contracts
(800) 832-7783 - Variable Life Insurance Policies


                       STATEMENT OF ADDITIONAL INFORMATION
                            DATED _________ __, 2006

     This is a Statement of Additional Information ("SAI") for Blue Chip Fund, Cash Management Fund, Discovery Fund, Focused Equity Fund, Government Fund, Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund, Value Fund and Special Bond Fund, each of which is a series of First Investors Life Series Funds (the "Trust"). Each series is referred to herein as a "Fund," or collectively the "Funds." Investments in the Funds are made through purchases of variable life insurance policies ("Policies") and/or variable annuity contracts ("Contracts") offered by First Investors Life Insurance Company ("First Investors Life"). Premiums for the Policies and purchase payments for the Contracts, net of certain expenses, are paid into Separate Accounts that are established by First Investors Life. The assets of the Separate Accounts are then invested in the Funds in accordance with the instructions of the purchasers of the Policies or Contracts.

     This SAI is not a prospectus and it should be read in conjunction with the Funds' Prospectus dated _________ __, 2006. The financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders are incorporated by reference. These Fund documents may be obtained free of charge by contacting the Funds at the address or telephone number noted above or by visiting our website at www.firstinvestors.com.


     This SAI is divided into two parts - Part I and Part II. Part I contains information that is particular to each Fund that is described in this SAI, while
Part II contains information that generally applies to each of the funds in the First Investors Family of Funds.

                   STATEMENT OF ADDITIONAL INFORMATION PART I


                            DATED _________ __, 2006


           PART I CONTAINS INFORMATION THAT IS PARTICULAR TO EACH FUND
                         THAT IS DESCRIBED IN THIS SAI.



                           PART I - TABLE OF CONTENTS
                           --------------------------

                                                                            Page
                                                                            ----

History and Classification of the Funds........................................3
Investment Strategies, Policies and Risks......................................3
Portfolio Turnover.............................................................3
Management of the Funds........................................................4
Investment Advisory Services and Fees..........................................9
Portfolio Managers............................................................13
Allocation of Portfolio Brokerage.............................................20
Taxes.........................................................................22
Beneficial Ownership Information..............................................22
Financial Statements..........................................................23
Appendix A-Investment Strategies Used by the First Investors
  Life Series Funds..........................................................A-1
Appendix B-Investment Policies of the First Investors Life Series Funds......B-1

                     HISTORY AND CLASSIFICATION OF THE FUNDS


     The Trust is an open-end management investment company commonly referred to as a mutual fund. It was organized as a Delaware statutory trust on August 17, 2005. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund is diversified, except for the Focused Equity Fund, which is non-diversified. Prior to December 31, 2002, the Value Fund was known as the Life Series Utilities Income Fund.

     On April 28, 2006, each Fund acquired the assets of a predecessor fund, which had identical or substantially similar investment objectives and policies. Each Fund has adopted the performance and financial history of the predecessor fund. Consequently, certain information included in this SAI that is as of a date prior to the date of this SAI represents information of the predecessor fund.

     The Trust is not required to hold annual shareholder meetings unless required by law. If requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Trustees or the President, the Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which vote is deemed by the Trustees or the President to be necessary or desirable.


                    INVESTMENT STRATEGIES, POLICIES AND RISKS


     Each Fund's objectives, principal investment strategies, and principal risks are described in the prospectus of the Fund. A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to
Part I of this SAI. Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix B to Part I of this SAI. Part II of this SAI provides more detailed descriptions of the investment strategies that may be used by the Funds and the related risks.


                               PORTFOLIO TURNOVER


     The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended December 31, 2004 and 2005. Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

--------------------------------------------------------------------------------
                                      PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
            FUND                FISCAL YEAR ENDED       FISCAL YEAR ENDED
                                DECEMBER 31, 2004       DECEMBER 31, 2005
--------------------------------------------------------------------------------
Blue Chip Fund                         100%                    ___%
--------------------------------------------------------------------------------
Discovery Fund                          93%                    ___%
--------------------------------------------------------------------------------
Focused Equity Fund                     50%                    ___%
--------------------------------------------------------------------------------
Government Fund                         62%                    ___%
--------------------------------------------------------------------------------
Growth Fund                             76%                    ___%
--------------------------------------------------------------------------------
High Yield Fund                         33%                    ___%
--------------------------------------------------------------------------------
International Securities
Fund                                   114%                    ___%
--------------------------------------------------------------------------------
Investment Grade Fund                   16%                    ___%
--------------------------------------------------------------------------------
Special Bond Fund                       31%                    ___%
--------------------------------------------------------------------------------
Target Maturity 2007 Fund                0%                    ___%
--------------------------------------------------------------------------------
Target Maturity 2010 Fund                4%                    ___%
--------------------------------------------------------------------------------
Target Maturity 2015 Fund                2%                    ___%
--------------------------------------------------------------------------------
Value Fund                              20%                    ___%
--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS


     The First Investors Family of Funds share one common investment adviser, First Investors Management Company, Inc. ("FIMCO" or "Adviser"), and one common Board. Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board and any standing committees of the Board and the Code of Ethics that has been adopted by the Board.


     Set forth below is information about the Trustees, including information about their principal occupations (if any) during the past five years, their investments in the First Investors Funds, and their compensation as Trustees. Information is also set forth concerning Fund officers who are not Trustees.

     The address of each Trustee and Officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, NY 10005.

                                        TRUSTEES AND OFFICERS

-----------------------------------------------------------------------------------------------------
                                        INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------
                                 POSITION(S)                               NUMBER OF
                               HELD WITH FUNDS                             PORTFOLIOS      OTHER
                               COVERED BY THIS                              IN FUND     TRUSTEESHIPS/
                                SAI AND LENGTH   PRINCIPAL OCCUPATION(S)    COMPLEX     DIRECTORSHIPS
   NAME AND DATE OF BIRTH        OF SERVICE*       DURING PAST 5 YEARS      OVERSEEN       HELD
-----------------------------------------------------------------------------------------------------
                                                  President, Noe Pierson
                                                 Corporation (management
                                                    service provider).
Charles R. Barton, III          Trustee since     Trustee of the Barton        49          None
3/1/1965                          1/1/2006.        Group, LLC (garnet
                                                  mining and industrial
                                                       abrasives).
-----------------------------------------------------------------------------------------------------
                                                  Senior Vice President
                                                     of Pepco Energy
                                                   Services since 2003;
Stefan L. Geiringer             Trustee since       Founder/Owner and          49          None
11/13/1934                        1/1/2006.         President of North
                                                   Atlantic Utilities,
                                                   Inc. from 1987-2003.
-----------------------------------------------------------------------------------------------------
                                Trustee since
                                  8/18/2005;
Robert M. Grohol               Director/Trustee
1/16/1932                       to predecessor        None/Retired.            49          None
                                 funds since
                                  6/30/2000.
-----------------------------------------------------------------------------------------------------
                                                  Retired; formerly Vice
Arthur M. Scutro, Jr.           Trustee since        President of UBS          49          None
11/9/1941                         1/1/2006.            PaineWebber.
-----------------------------------------------------------------------------------------------------
                                Trustee since
                                  8/18/2005;        Retired; Owner of
James M. Srygley               Director/Trustee  Hampton Properties, Inc.
10/17/1932                      to predecessor        (real property           49          None
                                 funds since            management
                                  1/19/1995.        and investments).
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                        INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------
                                 POSITION(S)                               NUMBER OF
                               HELD WITH FUNDS                             PORTFOLIOS      OTHER
                               COVERED BY THIS                              IN FUND     TRUSTEESHIPS/
                                SAI AND LENGTH   PRINCIPAL OCCUPATION(S)    COMPLEX     DIRECTORSHIPS
   NAME AND DATE OF BIRTH        OF SERVICE*       DURING PAST 5 YEARS      OVERSEEN       HELD
-----------------------------------------------------------------------------------------------------
                                Trustee since
                                  8/18/2005;
Robert F. Wentworth            Director/Trustee
7/5/1929                        to predecessor        None/Retired.            49          None
                                 funds since
                                 10/15/1992.
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                        INTERESTED TRUSTEES*
-----------------------------------------------------------------------------------------------------
                                 POSITION(S)                               NUMBER OF
                               HELD WITH FUNDS                             PORTFOLIOS      OTHER
                               COVERED BY THIS                              IN FUND     TRUSTEESHIPS/
                                SAI AND LENGTH   PRINCIPAL OCCUPATION(S)    COMPLEX     DIRECTORSHIPS
   NAME AND DATE OF BIRTH        OF SERVICE*       DURING PAST 5 YEARS      OVERSEEN        HELD
-----------------------------------------------------------------------------------------------------
Kathryn S. Head**                Trustee and     Chairman, Chief Executive      49          None
12/31/1955                        President      Officer and Director of
                                    since        First Investors
                                 8/18/2005;      Corporation; Chairman,
                               Director/Trustee  President and Director of
                               of predecessor    First Investors
                                 funds since     Consolidated Corporation,
                                 3/17/1994;      First Investors
                                President of     Management Company, Inc.,
                                 predecessor     Administrative Data
                                 funds since     Management Corp., First
                                    2001.        Investors Resources,
                                                 Inc., First Investors
                                                 Leverage Corporation,
                                                 N.A.K. Realty
                                                 Corporation, Real
                                                 Property Development
                                                 Corporation, Route 33
                                                 Realty Corporation and
                                                 First Investors Credit
                                                 Funding Corporation; and
                                                 Chairman and Director of
                                                 First Investors Federal
                                                 Savings Bank, School
                                                 Financial Management
                                                 Services, Inc., First
                                                 Investors Life Insurance
                                                 Company, First Investors
                                                 Credit Corporation and
                                                 First Investors Realty
                                                 Company, Inc.
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                        INTERESTED TRUSTEES*
-----------------------------------------------------------------------------------------------------
                                 POSITION(S)                               NUMBER OF
                               HELD WITH FUNDS                             PORTFOLIOS      OTHER
                               COVERED BY THIS                              IN FUND     TRUSTEESHIPS/
                                SAI AND LENGTH   PRINCIPAL OCCUPATION(S)    COMPLEX     DIRECTORSHIPS
   NAME AND DATE OF BIRTH        OF SERVICE*       DURING PAST 5 YEARS      OVERSEEN       HELD
-----------------------------------------------------------------------------------------------------
John T. Sullivan**              Trustee since    Director of First              49          None
1/18/1932                        8/18/2005;      Investors Corporation,
                               Director/Trustee  First Investors
                               of predecessor    Consolidated Corporation,
                                 funds since     First Investors
                                 9/20/1979.      Management Company, Inc.,
                                                 Administrative Data
                                                 Management Corp., First
                                                 Investors Life Insurance
                                                 Company, First Investors
                                                 Resources, Inc., First
                                                 Investors Leverage
                                                 Corporation, First
                                                 Investors Realty Company,
                                                 Inc., N.A.K. Realty
                                                 Corporation, Real
                                                 Property Development
                                                 Corporation, Route 33
                                                 Realty Corporation, First
                                                 Investors Credit
                                                 Corporation and First
                                                 Investors Credit Funding
                                                 Corporation; formerly, Of
                                                 Counsel of Hawkins,
                                                 Delafield & Wood.
-----------------------------------------------------------------------------------------------------
* Each  Trustee  serves for an  indefinite  term  until his or her  successor  is  elected  and duly qualified,  or  until  his  or her  death,  resignation  or  removal  as  provided  in  the  Trust's organizational documents or by statute.

** Ms. Head is an  interested  Trustee  because (a) she is an indirect  owner of more than 5% of the voting  stock of the  Adviser and  principal  underwriter  of the Funds,  and (b) she is an officer, director and employee of the Adviser and  principal  underwriter  of the Funds.  Mr.  Sullivan is an interested  Trustee because he is a director and he indirectly owns securities issued by the Adviser and principal underwriter of the Funds.

-------------------------------------------------------------------------------------------------------
                                   OFFICERS WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH
                                 FUNDS COVERED BY THIS
                                   SAI AND LENGTH OF
NAME AND DATE OF BIRTH                  SERVICE*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Joseph I. Benedek    8/2/1957        Treasurer since       Treasurer and Principal Accounting Officer
                                  8/18/2005; Treasurer     of First Investors Management Company, Inc.
                                  of predecessor funds
                                      since 1988.
-------------------------------------------------------------------------------------------------------
Larry R. Lavoie      9/12/1947     Chief Compliance        General Counsel of First Investors
                                     Officer since         Corporation and various affiliates.
                                    8/18/2005; Chief       Director of First Investors Corporation
                                 Compliance Officer of     and various affiliates.
                                   predecessor funds
                                      since 2004.
-------------------------------------------------------------------------------------------------------
* Officers are generally elected and appointed by the Board for one-year terms.


                          TRUSTEE OWNERSHIP OF FIRST INVESTORS FUNDS
                                   AS OF DECEMBER 31, 2005

----------------------------------------------------------------------------------------------------
                                       INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------
                                                                        AGGREGATE DOLLAR RANGE OF
                                                      DOLLAR RANGE       EQUITY SECURITIES - ALL
                                                      OF OWNERSHIP        REGISTERED INVESTMENT
                                                        OF FUNDS          COMPANIES OVERSEEN BY
                                                         COVERED       TRUSTEE IN FIRST INVESTORS
      TRUSTEE                     FUND                 BY THIS SAI           FAMILY OF FUNDS
----------------------------------------------------------------------------------------------------
Charles R. Barton, III                                   $______                $_______
----------------------------------------------------------------------------------------------------
Stefan L. Geiringer                                      $______                $_______
----------------------------------------------------------------------------------------------------
Robert M. Grohol                                         $______                $_______
----------------------------------------------------------------------------------------------------
Arthur M. Scutro, Jr.                                    $______                $_______
----------------------------------------------------------------------------------------------------
James M. Srygley                                         $______                $_______
----------------------------------------------------------------------------------------------------
Robert F. Wentworth                                      $______                $_______
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                        INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------
                                                                        AGGREGATE DOLLAR RANGE OF
                                                      DOLLAR RANGE       EQUITY SECURITIES - ALL
                                                      OF OWNERSHIP        REGISTERED INVESTMENT
                                                        OF FUNDS          COMPANIES OVERSEEN BY
                                                         COVERED       TRUSTEE IN FIRST INVESTORS
      TRUSTEE                     FUND                 BY THIS SAI           FAMILY OF FUNDS
----------------------------------------------------------------------------------------------------
Kathryn S. Head                                          $______                $_______
----------------------------------------------------------------------------------------------------
John T. Sullivan                                         $______                $_______
----------------------------------------------------------------------------------------------------

As of ________ __, 2006, the Trustees and Officers, as a group, owned less than 1% of the shares of each Fund.

                           COMPENSATION OF TRUSTEES(1)
                           ------------------------

     The following table lists compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2005.

----------------------------------------------------------------------------------------------------
                                                                 TOTAL COMPENSATION FROM FIRST
                                  AGGREGATE COMPENSATION       INVESTORS FAMILY OF FUNDS PAID TO
TRUSTEE                           FROM LIFE SERIES FUNDS                   TRUSTEES(+)
----------------------------------------------------------------------------------------------------
Kathryn S. Head(2)              $                            $
----------------------------------------------------------------------------------------------------
John T. Sullivan(2)             $                            $
----------------------------------------------------------------------------------------------------
Robert M. Grohol                $                            $
----------------------------------------------------------------------------------------------------
Rex R. Reed(3)                  $                            $
----------------------------------------------------------------------------------------------------
Herbert Rubinstein(3)           $                            $
----------------------------------------------------------------------------------------------------
James M. Srygley                $                            $
----------------------------------------------------------------------------------------------------
Robert F. Wentworth             $                            $
----------------------------------------------------------------------------------------------------

(1.) Messrs. Barton, Geiringer and Scutro are not shown because they did not assume office until January 1, 2006. Accordingly, no compensation was paid to them during the year ended December 31, 2005.
(2.) Compensation to Officers and Interested Trustees of the Fund is paid by the Adviser.
(3.) Messrs. Reed and Rubinstein retired from their positions as Independent Directors/Trustees of the Funds effective November 17, 2005.
(+) The First Investors Family of Funds consists of 4 registered investment companies consisting of 49 Series Funds.


     No pension or retirement benefits are proposed to be paid under any existing plan to any Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

                      INVESTMENT ADVISORY SERVICES AND FEES


     Part II of this SAI describes the terms of the Trust's Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreements. It also describes the Subadvisory Agreement of any Fund that has a subadviser.

     Set forth below is the method for calculating the current advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid, fees waived, and expenses reimbursed for each Fund for the past three fiscal years. The fees waived and expenses reimbursed reflect fee schedules that were in effect during the relevant periods shown. Information about subadvisory fees is also included for any Fund that has a subadviser.

     Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedule:

Average Daily Net Assets                                             Annual Rate
------------------------                                             -----------

Up to $250 million................................................      0.75%
In excess of $250 million up to $500 million......................      0.72%
In excess of $500 million up to $750 million......................      0.69%
In excess of $750 million up to $1.25 billion.....................      0.66%
In excess of $1.25 billion up to $1.75 billion....................      0.64%
In excess of $1.75 billion up to $2.25 billion....................      0.62%
Over $2.25 billion................................................      0.60%


     The following tables reflect the advisory fees paid, advisory fees waived and expenses reimbursed with respect to each Fund for the fiscal years ended December 31, 2003, December 31, 2004 and December 31, 2005.

--------------------------------------------------------------------------------------------------
                                   FISCAL YEAR ENDED 12/31/03
--------------------------------------------------------------------------------------------------
FUND                              ADVISORY FEES PAID   ADVISORY FEES WAIVED   EXPENSES REIMBURSED
--------------------------------------------------------------------------------------------------
Blue Chip Fund                       $1,175,722                  $0                     $0
--------------------------------------------------------------------------------------------------
Cash Management Fund                    $88,227             $17,645                $11,937
--------------------------------------------------------------------------------------------------
Discovery Fund                         $753,250                  $0                     $0
--------------------------------------------------------------------------------------------------
Focused Equity Fund                     $61,138                  $0                     $0
--------------------------------------------------------------------------------------------------
Government Fund                        $191,490             $38,298                     $0
--------------------------------------------------------------------------------------------------
Growth Fund                          $1,427,611                  $0                     $0
--------------------------------------------------------------------------------------------------
High Yield Fund                        $429,235                  $0                     $0
--------------------------------------------------------------------------------------------------
International Securities Fund          $571,142                  $0                     $0
--------------------------------------------------------------------------------------------------
Special Bond Fund                      $155,596                  $0                     $0
--------------------------------------------------------------------------------------------------
Investment Grade Fund                  $269,094             $53,819                     $0
--------------------------------------------------------------------------------------------------
Target Maturity 2007 Fund              $232,716             $46,543                     $0
--------------------------------------------------------------------------------------------------
Target Maturity 2010 Fund              $129,395             $25,879                     $0
--------------------------------------------------------------------------------------------------
Target Maturity 2015 Fund               $81,145             $16,229                     $0
--------------------------------------------------------------------------------------------------
Value Fund                             $363,363                  $0                     $0
--------------------------------------------------------------------------------------------------

                                                I-9

--------------------------------------------------------------------------------------------------
                                FISCAL YEAR ENDED 12/31/04
--------------------------------------------------------------------------------------------------
FUND                              ADVISORY FEES PAID  ADVISORY FEES WAIVED   EXPENSES REIMBURSED
--------------------------------------------------------------------------------------------------
Blue Chip Fund                       $1,316,245                  $0                    N/A
--------------------------------------------------------------------------------------------------
Cash Management Fund                    $60,903             $27,209                    N/A
--------------------------------------------------------------------------------------------------
Discovery Fund                         $916,337                  $0                    N/A
--------------------------------------------------------------------------------------------------
Focused Equity Fund                     $77,857                  $0                    N/A
--------------------------------------------------------------------------------------------------
Government Fund                        $167,511             $33,502                    N/A
--------------------------------------------------------------------------------------------------
Growth Fund                          $1,678,268                  $0                    N/A
--------------------------------------------------------------------------------------------------
High Yield Fund                        $497,973                  $0                    N/A
--------------------------------------------------------------------------------------------------
International Securities Fund          $679,613                  $0                    N/A
--------------------------------------------------------------------------------------------------
Investment Grade Fund                  $279,506             $55,901                    N/A
--------------------------------------------------------------------------------------------------
Special Bond Fund                      $160,540                  $0                    N/A
--------------------------------------------------------------------------------------------------
Target Maturity 2007 Fund              $190,815             $38,163                    N/A
--------------------------------------------------------------------------------------------------
Target Maturity 2010 Fund              $125,173             $25,035                    N/A
--------------------------------------------------------------------------------------------------
Target Maturity 2015 Fund              $106,156             $21,231                    N/A
--------------------------------------------------------------------------------------------------
Value Fund                             $463,664                  $0                    N/A
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                   FISCAL YEAR ENDED 12/31/05
--------------------------------------------------------------------------------------------------
FUND                              ADVISORY FEES PAID  ADVISORY FEES WAIVED   EXPENSES REIMBURSED
--------------------------------------------------------------------------------------------------
Blue Chip Fund                        $________             $________              $________
--------------------------------------------------------------------------------------------------
Cash Management Fund                  $________             $________              $________
--------------------------------------------------------------------------------------------------
Discovery Fund                        $________             $________              $________
--------------------------------------------------------------------------------------------------
Focused Equity Fund                   $________             $________              $________
--------------------------------------------------------------------------------------------------
Government Fund                       $________             $________              $________
--------------------------------------------------------------------------------------------------
Growth Fund                           $________             $________              $________
--------------------------------------------------------------------------------------------------
High Yield Fund                       $________             $________              $________
--------------------------------------------------------------------------------------------------
International Securities Fund         $________             $________              $________
--------------------------------------------------------------------------------------------------
Investment Grade Fund                 $________             $________              $________
--------------------------------------------------------------------------------------------------
Special Bond Fund                     $________             $________              $________
--------------------------------------------------------------------------------------------------
Target Maturity 2007 Fund             $________             $________              $________
--------------------------------------------------------------------------------------------------
Target Maturity 2010 Fund             $________             $________              $________
--------------------------------------------------------------------------------------------------
Target Maturity 2015 Fund             $________             $________              $________
--------------------------------------------------------------------------------------------------
Value Fund                            $________             $________              $________
--------------------------------------------------------------------------------------------------

     Pursuant to a Subadvisory Agreement with Wellington Management Company, LLP ("Wellington Management"), the Adviser has undertaken to pay an annual subadvisory fee, paid monthly, to Wellington Management according to the following schedules:


                  INTERNATIONAL SECURITIES FUND AND GROWTH FUND

Average Daily Net Assets                                        Annual Rate
------------------------                                        -----------

Up to $50 million...........................................       0.400%
In excess of $50 million up to $150 million.................       0.275%
In excess of $150 million up to $500 million................       0.225%
Over $500 million...........................................       0.200%


     Wellington Management voluntarily has agreed to waive its fees on the first $50 million of the daily net assets of Growth Fund to an annual rate of 0.325%. The Adviser will retain the portion of those fees waived by Wellington Management.

                               FOCUSED EQUITY FUND

Average Daily Net Assets                                        Annual Rate
------------------------                                        -----------

Up to $50 million...........................................        0.400%
In excess of $50 million up to $150 million.................        0.275%
In excess of $150 million up to $500 million................        0.250%
Over $500 million...........................................        0.225%



     Pursuant to a Subadvisory Agreement with Paradigm Capital Management, Inc. ("Paradigm Capital Management"), the Adviser has undertaken to pay an annual subadvisory fee, paid monthly, according to the following schedule:


                                 DISCOVERY FUND


1. The daily net assets of the Discovery Fund and First Investors Special Situations Fund, a series of First Investors Equity Funds, shall first be added together;
2. An aggregate fee shall then be computed on the sum as if the two Funds were combined using the following schedule:
     a.   0.40% of the first $50 million;
     b.   0.30% of the next $200 million; and
     c.   0.25% on the balance over $250 million.
3. The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of the net assets of the Discovery Fund to the sum of the net assets of both Funds.

The balance of the aggregate fee will be paid pursuant to a separate subadvisory agreement among the Adviser, Paradigm Capital Management, and First Investors Equity Funds.

The following table reflects subadvisory fees paid with respect to each Fund listed for the fiscal years ended December 31, 2003, December 31, 2004, and December 31, 2005.

------------------------------------------------------------------------------------------------

                                     SUBADVISORY FEES PAID
------------------------------------------------------------------------------------------------
FUND                             FISCAL YEAR ENDED     FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                 DECEMBER 31, 2003     DECEMBER 31, 2004     DECEMBER 31, 2005
------------------------------------------------------------------------------------------------
International Securities Fund      $271,844              $311,744           $_________
------------------------------------------------------------------------------------------------
Growth Fund                        $528,228              $603,566           $_________
------------------------------------------------------------------------------------------------
Focused Equity Fund                $32,591               $41,522            $_________
------------------------------------------------------------------------------------------------
Discovery Fund                     N/A                   N/A                $_________
------------------------------------------------------------------------------------------------


                               PORTFOLIO MANAGERS

     The following provides certain information for the portfolio managers of the Adviser who have responsibility for the daily management of some Funds. In addition, Wellington Management and Paradigm Capital Management have provided information below regarding their portfolio managers.

A. OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS FOR FISCAL YEAR ENDED DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER   TOTAL ASSETS    NUMBER OF       TOTAL ASSETS IN THE
                                                                      OF OTHER   OF OTHER     ACCOUNTS WHICH       ACCOUNTS WHICH
 NAME OF PORTFOLIO MANAGER AND            OTHER ACCOUNTS MANAGED      ACCOUNTS   ACCOUNTS     ADVISORY FEE IS  ADVISORY FEE IS BASED
  FUND(S) COVERED BY THIS SAI                                                  (in millions)  BASED ON ACCOUNT      ON ACCOUNT
                                                                                               PERFORMANCE         PERFORMANCE
                                                                                                                 (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        FIMCO'S PORTFOLIO MANAGERS:
-----------------------------------------------------------------------------------------------------------------------------------
Clark D. Wagner:                        Other Registered Investment
                                        Companies                        __       $____          ____                $____
                                        -------------------------------------------------------------------------------------------
Life Series Government Fund             Other Pooled Investment
Life Series Target Maturity 2007 Fund   Vehicles                         __       $____          ____                $____
Life Series Target Maturity 2010 Fund   -------------------------------------------------------------------------------------------
Life Series Target Maturity 2015 Fund   Other Accounts                   __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
Matthew S. Wright:                      Other Registered
                                        Investment Companies             __       $____          ____                $____
                                        -------------------------------------------------------------------------------------------
Life Series Blue Chip Fund              Other Pooled Investment
Life Series Value Fund                  Vehicles                         __       $____          ____                $____
                                        -------------------------------------------------------------------------------------------
                                        Other Accounts                   __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
Greg Miller:                            Other Registered Investment
                                        Companies                        __       $____          ____                $____
                                        -------------------------------------------------------------------------------------------
Life Series High Yield Fund             Other Pooled Investment
Life Series Special Bond Fund           Vehicles                         __       $____          ____                $____
                                        -------------------------------------------------------------------------------------------
                                        Other Accounts                   __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
Richard T. Bourke:                      Other Registered Investment
                                        Companies                        __       $____          ____                $____
                                        -------------------------------------------------------------------------------------------
Life Series High Yield Fund             Other Pooled Investment
Life Series Special Bond Fund           Vehicles                         __       $____          ____                $____
                                        -------------------------------------------------------------------------------------------
                                        Other Accounts                   __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
George V. Ganter:                       Other Registered Investment
                                        Companies                        __       $____          ____                $____
Life Series Investment Grade Fund       -------------------------------------------------------------------------------------------
                                        Other Pooled Investment
                                        Vehicles                         __       $____          ____                $____
                                        -------------------------------------------------------------------------------------------
                                        Other Accounts                   __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
WELLINGTON MANAGEMENT'S PORTFOLIO MANAGERS:
-----------------------------------------------------------------------------------------------------------------------------------
Matthew E. Megargel:                    Other Registered Investment
                                        Companies                        __       $____          ____                $____
Life Series Focused Equity Fund         -------------------------------------------------------------------------------------------
Life Series Growth Fund                 Other Pooled Investment
Life Series International               Vehicles                         __       $____          ____                $____
  Securities Fund                       -------------------------------------------------------------------------------------------
                                        Other Accounts                   __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Kripke:                      Other Registered Investment
                                        Companies                        __       $____          ____                $____
                                        -------------------------------------------------------------------------------------------
Life Series Growth Fund                 Other Pooled Investment
Life Series International               Vehicles                         __       $____          ____                $____
  Securities Fund                       -------------------------------------------------------------------------------------------
                                        Other Accounts                   __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
Maya K. Bittar:                         Other Registered Investment
                                        Companies                        __       $____          ____                $____
Life Series Focused Equity              -------------------------------------------------------------------------------------------
Life Series Growth Fund                 Other Pooled Investment          __       $____          ____                $____
Life Series International               Vehicles
  Securities Fund                       -------------------------------------------------------------------------------------------
                                        Other Accounts                   __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER   TOTAL ASSETS    NUMBER OF       TOTAL ASSETS IN THE
                                                                      OF OTHER   OF OTHER     ACCOUNTS WHICH       ACCOUNTS WHICH
 NAME OF PORTFOLIO MANAGER AND            OTHER ACCOUNTS MANAGED      ACCOUNTS   ACCOUNTS     ADVISORY FEE IS  ADVISORY FEE IS BASED
  FUND(S) COVERED BY THIS SAI                                                  (in millions)  BASED ON ACCOUNT      ON ACCOUNT
                                                                                               PERFORMANCE         PERFORMANCE
                                                                                                                 (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Francis J. Boggan:                  Other Registered
                                    Investment Companies                 __       $____          ____                $____
                                    -----------------------------------------------------------------------------------------------
Life Series Growth Fund             Other Pooled Investment
                                    Vehicles                             __       $____          ____                $____
                                    -----------------------------------------------------------------------------------------------
                                    Other Accounts                       __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
Trond Skramstad:                    Other Registered Investment
                                    Companies                            __       $____          ____                $____
Life Series International           -----------------------------------------------------------------------------------------------
Securities Fund                     Other Pooled Investment
                                    Vehicles                             __       $____          ____                $____
                                    -----------------------------------------------------------------------------------------------
                                    Other Accounts                       __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
Nicolas M. Choumenkovitch:          Other Registered Investment
                                    Companies                            __       $____          ____                $____
Life Series International           -----------------------------------------------------------------------------------------------
Securities Fund                     Other Pooled Investment
                                    Vehicles                             __       $____          ____                $____
                                    -----------------------------------------------------------------------------------------------
                                    Other Accounts                       __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------
PARADIGM CAPITAL MANAGEMENT'S PORTFOLIO MANAGER:
-----------------------------------------------------------------------------------------------------------------------------------
John B. Walthausen:                 Other Registered Investment
                                    Companies                            __       $____          ____                $____
Life Series Discovery Fund          -----------------------------------------------------------------------------------------------
                                    Other Pooled Investment              __       $____          ____                $____
                                    Vehicles
                                    -----------------------------------------------------------------------------------------------
                                    Other Accounts                       __       $____          ____                $____
-----------------------------------------------------------------------------------------------------------------------------------

B.  POTENTIAL CONFLICTS OF INTEREST IN OTHER MANAGED ACCOUNTS FOR
    FISCAL YEAR ENDED DECEMBER 31, 2005


FIMCO'S PORTFOLIO MANAGERS:
---------------------------

        Each of the FIMCO portfolio managers manages at least one First Investors mutual fund other than the Fund or Funds that are covered by this SAI. In many cases, these other First Investors Funds are managed similarly to the Funds that are shown in this SAI, except to the extent required by differences in cash flow, investment policy, or law. Moreover, Mr. Wagner also participates in the day-to-day management of one other pooled investment vehicle, the First Investors Profit Sharing Plan, and two other accounts, the general account of our life insurance company affiliate and FIMCO's own investment account. Portions of these non-fund accounts may be managed similarly to one or more of the Funds covered by this SAI.


        The side-by-side management of two or more First Investors Funds or non-fund accounts presents a variety of potential conflicts of interest. For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A FIMCO portfolio manager may also want to buy the same security for two Funds that he manages or a Fund and a non-fund account. In some cases, there may not be sufficient amounts of the security available (for example, in the case of a hot initial public offering ("IPO") or new bond offering) to cover the needs of all of the accounts managed by a FIMCO portfolio manager or the buying activity of the accounts could affect the market value of the security. Similar potential conflicts could arise when two or more Fund or non-fund accounts managed by the same portfolio manager or managers want to sell the same security at the same time. Finally, a portfolio manager may want to sell a security that is held by a Fund or non-fund account and at the same time buy the same security for another one of his accounts. This could occur even if the accounts were managed similarly because, for example, the two accounts have different cash flows.

        FIMCO has adopted a variety of policies and procedures to address these potential conflicts of interest and to ensure that each Fund and non-fund account is treated fairly. For example, FIMCO has adopted policies for bunching and allocating trades when two or more Funds or non-fund accounts wish to buy or sell the same security at the same time. These policies prescribe the procedures for placing orders in such circumstances, determining allocations in the event that such orders cannot be fully executed, and determining the price to be paid or received by each account in the event that orders are executed in stages. FIMCO has also adopted special policies that address investments in IPOs and new bond offerings, the side-by-side management of Funds and the non-fund accounts, and internal crosses between FIMCO-managed accounts that are effected under Rule 17a-7 of the Investment Company Act. FIMCO's Investment Compliance Manager also conducts reviews of trading activity to ensure that these policies and procedures are being followed and that the accounts are being managed fairly. FIMCO has also adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio managers of the Funds.


WELLINGTON MANAGEMENT'S PORTFOLIO MANAGERS:
-------------------------------------------


        Each of Wellington Management's individual investment professionals who are listed as portfolio managers in the prospectus ("Investment Professionals") manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), and bank common trust accounts in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each portfolio based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given portfolio may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified in the table above.

        Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of the Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.


PARADIGM CAPITAL MANAGEMENT'S PORTFOLIO MANAGER:
-----------------------------------------------


        Paradigm Capital Management's portfolio manager also manages one other First Investors mutual fund other than the Fund covered by this SAI, two other mutual funds, and nineteen institutional accounts. The other First Investors mutual fund is managed similarly to the Fund that is covered by this SAI, except to the extent required by differences in cash flow, investment policy or law. The side-by-side management of First Investors Funds and the other accounts presents a variety of potential conflicts of interest. For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio manager may also want to buy the same security for two Funds that he manages or a Fund and a non-fund account. In some cases, there may not be sufficient amounts of the securities available to cover the needs of all the accounts managed by Paradigm Capital Management.


        Paradigm Capital Management's goal is to treat all clients fairly and provide high quality investment services. Paradigm Capital Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts. Paradigm Capital Management utilizes a pro-rata allocation methodology for the purchase and sale of securities common to more than one portfolio. An exception to the pro-rata allocation methodology can be made for tax considerations and specific client mandates, including directed brokerage specifications.

C. STRUCTURE OF PORTFOLIO MANAGERS COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2005


FIMCO'S PORTFOLIO MANAGERS:
---------------------------


        Each FIMCO portfolio manager of each Fund covered by this SAI receives a salary and a bonus (except no bonus is paid for managing the Special Bond Fund) if the Fund's performance ranks in the top 50% of the Funds within its Lipper Peer Group (i.e., above the median) on a pre-tax basis as of the end of the calendar year. For this purpose, each Life Series Fund's performance is adjusted to reflect the expenses of a retail version of the same Fund, which is also managed by the same portfolio manager. The rate of the bonus (in basis points) depends upon the Fund's performance ranking within the top 50% of the funds in the peer group. The amount of the bonus is computed by multiplying the applicable bonus rate by the average net management fee received by FIMCO for managing the Fund during the year. In the case of a Fund that has more than one portfolio manager, the bonus is shared. In addition to the bonuses that they may receive on the Funds that they manage, the Directors of Equity and Fixed Income are also entitled to receive a percentage of any bonus that is earned by a portfolio manager who reports to them. All bonuses (including those earned by the Directors of Equities and Fixed Income) are paid as follows. One-third of the bonus is paid within the first quarter of the following year. The remaining amount is treated as if it were invested in the retail version of the Fund and then paid in two installments over the next two years. The portfolio manager must remain continuously employed by FIMCO to be eligible to receive each installment of the bonus. The portfolio manager is also entitled to participate on the same basis as other employees in the qualified and non-qualified profit sharing and deferred bonus plans that are offered by FIMCO's parent company. The amount that is contributed to these plans is determined in the sole discretion of the parent company based upon the overall profitability of FIMCO and its affiliates from all lines of business. The profitability of FIMCO is an important factor in determining the amount of this contribution.

        The following chart shows each Fund's Benchmark and/or Lipper Peer Group for purposes of determining each portfolio manager's bonus for the fiscal year end December 31, 2005.

-----------------------------------------------------------------------------
FUND                             BENCHMARK INDEX AND/OR PEER GROUP
-----------------------------------------------------------------------------
Government Fund                  Lipper  GNMA
-----------------------------------------------------------------------------
Target Maturity 2007 Fund        Citigroup Treasury/Government Sponsored
                                 Index
-----------------------------------------------------------------------------
Target Maturity 2010 Fund        Citigroup Treasury/Government Sponsored
                                 Index
-----------------------------------------------------------------------------
Target Maturity 2015 Fund        Citigroup Treasury/Government Sponsored
                                 Index
-----------------------------------------------------------------------------
Blue Chip Fund                   Lipper Large-Cap Core Equity
-----------------------------------------------------------------------------
High Yield Fund                  Lipper High Current Yield
-----------------------------------------------------------------------------
Investment Grade Fund            Lipper Corporate Debt BBB Rated
-----------------------------------------------------------------------------
Value Fund                       Lipper Equity Income
-----------------------------------------------------------------------------


        Mr. Wagner is also primarily responsible for managing the fixed income investments in the company's own profit sharing plan and the investment accounts of FIMCO and its life insurance company affiliate (collectively, "the company's proprietary accounts"). Mr. Wagner does not receive any compensation (apart from his normal FIMCO salary and entitlement to participate on the same basis as other employees in the company's profit sharing and deferred bonus plans) for managing the investments of the proprietary accounts. Nor does he receive any form of bonus for assisting in the management of the proprietary accounts. Although Mr. Wagner does not receive any compensation or bonus for managing the company's proprietary accounts, as discussed above, he is a participant in the Company's profit sharing plan. Moreover, the proprietary accounts invest in assets that are eligible investments for the Funds that Mr. Wagner manages or oversees in his capacity as Director of Fixed Income. Thus, in theory, he could have an economic incentive to favor the proprietary accounts over the Funds in determining which investments to buy, sell or hold. FIMCO monitors trading in the proprietary accounts to address such potential conflicts.

WELLINGTON MANAGEMENT'S PORTFOLIO MANAGERS:
-------------------------------------------


        The Funds pay Wellington Management a fee based on the assets under management of each Fund as set forth in the Subadvisory Agreement between Wellington Management and FIMCO on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2005.

        Wellington Management's compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Investment Professionals are determined by the Investment Professional's experience and performance in their respective roles. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of Wellington Management. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment
Professional and generally each other portfolio managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one- and three-year periods, with an emphasis on three-year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the equity Investment Professionals, including portfolios with performance fees.
Portfolio-based incentives across all portfolios managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Megargel and Skramstad are partners of the firm.

---------------------------------------------------------------------------------------------
FUND                                        BENCHMARK INDEX AND/OR PEER GROUP
---------------------------------------------------------------------------------------------
Focused Equity Fund                         S&P 500 Index
---------------------------------------------------------------------------------------------
Growth Fund                                 Russell Midcap Index (Kripke)/Target Mid Cap
                                            750 Index (Boggan)/S&P 500 Index
                                            (Megargel/Bittar)
---------------------------------------------------------------------------------------------
International Securities Fund (US portion)  Russell Midcap Index (Kripke)/S&P 500 Index
                                            (Megargel and Bittar)
---------------------------------------------------------------------------------------------
International Securities Fund (non-US       MSCI World ex US Index
portion)
---------------------------------------------------------------------------------------------


PARADIGM CAPITAL MANAGEMENT'S PORTFOLIO MANAGER:
-----------------------------------------------


        Mr. Walthausen's compensation for managing the Discovery Fund, other investment companies, and institutional accounts is all at risk and is generally comprised of two components. The first component is based on a fixed percentage of the fees earned for the assets he manages. The second component, which is principally for institutional accounts, is performance based and Mr. Walthausen becomes eligible for an additional percentage of the fees earned on the assets he manages if his three-year average pre-tax performance exceeds the Russell 2000 Index for the same period.


        Mr. Walthausen also participates in Paradigm Capital Management's Phantom Stock Plan. Under the Phantom Stock Plan, each share increases in value as revenues grow.



--------------------------------------------------------------------------------
FUND                                     BENCHMARK INDEX AND/OR PEER GROUP
--------------------------------------------------------------------------------
Discovery Fund                           Russell 2000 Index
--------------------------------------------------------------------------------

D.  PORTFOLIO MANAGER FUND OWNERSHIP FOR FISCAL YEAR ENDED DECEMBER 31, 2005

--------------------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
--------------------------------------------------------------------------------------------
NAME                         FUND                                     DOLLAR RANGE OF FUND
                                                                      OWNERSHIP (DOLLARS)
--------------------------------------------------------------------------------------------
Clark D. Wagner             Life Series Government Fund                   $________
                            ----------------------------------------------------------------
                            Life Series Target Maturity 2007 Fund         $________
                            ----------------------------------------------------------------
                            Life Series Target Maturity 2010 Fund         $________
                            ----------------------------------------------------------------
                            Life Series Target Maturity 2015 Fund         $________
--------------------------------------------------------------------------------------------
Greg Miller                 Life Series High Yield Fund                   $________
                            ----------------------------------------------------------------
                            Life Series Special Bond Fund                 $________
--------------------------------------------------------------------------------------------
Richard T. Bourke           Life Series High Yield Fund                   $________
                            ----------------------------------------------------------------
                            Life Series Special Bond Fund                 $________
--------------------------------------------------------------------------------------------
George V. Ganter            Life Series Investment Grade Fund             $________
--------------------------------------------------------------------------------------------
Matthew S. Wright           Life Series Blue Chip Fund                    $________
                            ----------------------------------------------------------------
                            Life Series Value Fund                        $________
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
WELLINGTON MANAGEMENT'S PORTFOLIO MANAGERS:
---------------------------------------------------------------------------------------------
NAME                        FUND                                       DOLLAR RANGE OF FUND
                                                                       OWNERSHIP (DOLLARS)
---------------------------------------------------------------------------------------------
Matthew E. Megargel         Life Series Focused Equity Fund                  $_____
                            -----------------------------------------------------------------
                            Life Series Growth Fund                          $_____
                            -----------------------------------------------------------------
                            Life Series International Securities             $_____
                            Fund
---------------------------------------------------------------------------------------------
Jeffrey L. Kripke           Life Series Growth Fund                          $_____
                            -----------------------------------------------------------------
                            Life Series International Securities             $_____
                            Fund
---------------------------------------------------------------------------------------------
Maya K. Bittar              Life Series Focused Equity Fund                  $_____
                            -----------------------------------------------------------------
                            Life Series Growth Fund                          $_____
                            -----------------------------------------------------------------
                            Life Series International Securities             $_____
                            Fund
---------------------------------------------------------------------------------------------
Francis J. Boggan           Life Series Growth Fund                          $_____
---------------------------------------------------------------------------------------------
Trond Skramstad             Life Series International Securities             $_____
                            Fund
---------------------------------------------------------------------------------------------
Nicolas M. Choumenkovitch   Life Series International Securities             $_____
                            Fund
---------------------------------------------------------------------------------------------

PARADIGM CAPITAL MANAGEMENT'S PORTFOLIO MANAGER:
---------------------------------------------------------------------------------------------

NAME                        FUND                                      DOLLAR RANGE OF FUND
                                                                      OWNERSHIP (DOLLARS)
---------------------------------------------------------------------------------------------
John B. Walthausen          Life Series Discovery Fund                       $_____
---------------------------------------------------------------------------------------------


                              ALLOCATION OF PORTFOLIO BROKERAGE

        Part II of this SAI describes the brokerage allocation policies of the First Investors Funds. Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers (or their parent companies) during the past fiscal year.


-------------------------------------------------------------------------------------------------
                          COMMISSIONS PAID FISCAL YEAR ENDED 12/31/03
-------------------------------------------------------------------------------------------------
                                                                             TRANSACTIONS FOR
                                                                            WHICH COMMISSIONS
                              TOTAL COMMISSIONS    COMMISSIONS PAID FOR     PAID FOR RESEARCH
FUND                                PAID            RESEARCH SERVICES            SERVICES
-------------------------------------------------------------------------------------------------
Blue Chip Fund                   $506,548                 $82,317            $45,123,498
-------------------------------------------------------------------------------------------------
Cash Management Fund                   $0                      $0                     $0
-------------------------------------------------------------------------------------------------
Discovery Fund                   $596,586                 $67,125            $19,861,794
-------------------------------------------------------------------------------------------------
Focused Equity Fund                $6,373                  $2,098               $822,187
-------------------------------------------------------------------------------------------------
Government Fund                        $0                      $0                     $0
-------------------------------------------------------------------------------------------------
Growth Fund                      $406,162                 $85,211            $46,128,551
-------------------------------------------------------------------------------------------------
High Yield Fund                        $0                      $0                     $0
-------------------------------------------------------------------------------------------------
International Securities
Fund                             $306,726                 $95,418            $46,647,669
-------------------------------------------------------------------------------------------------
Investment Grade Fund                  $0                      $0                     $0
-------------------------------------------------------------------------------------------------
Special Bond Fund                    $866                      $0                     $0
-------------------------------------------------------------------------------------------------
Target Maturity 2007 Fund              $0                      $0                     $0
-------------------------------------------------------------------------------------------------
Target Maturity 2010 Fund              $0                      $0                     $0
-------------------------------------------------------------------------------------------------
Target Maturity 2015 Fund              $0                      $0                     $0
-------------------------------------------------------------------------------------------------
Value Fund                        $69,946                 $11,103             $6,048,286
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                          COMMISSIONS PAID FISCAL YEAR ENDED 12/31/04
-------------------------------------------------------------------------------------------------
                                                                             TRANSACTIONS FOR
                                                                            WHICH COMMISSIONS
                              TOTAL COMMISSIONS    COMMISSIONS PAID FOR     PAID FOR RESEARCH
FUND                                PAID            RESEARCH SERVICES            SERVICES
-------------------------------------------------------------------------------------------------
Blue Chip Fund                     $584,323              $107,139             $49,065,663
-------------------------------------------------------------------------------------------------
Cash Management Fund                     $0                    $0                      $0
-------------------------------------------------------------------------------------------------
Discovery Fund                     $596,663              $107,138             $28,052,159
-------------------------------------------------------------------------------------------------
Focused Equity Fund                  $8,607                $1,839              $1,438,610
-------------------------------------------------------------------------------------------------
Government Fund                          $0                    $0                      $0
-------------------------------------------------------------------------------------------------
Growth Fund                        $429,442               $77,351             $59,396,797
-------------------------------------------------------------------------------------------------
High Yield Fund                        $532                    $0                      $0
-------------------------------------------------------------------------------------------------
International Securities
Fund                               $297,952               $89,349             $51,188,081
-------------------------------------------------------------------------------------------------
Investment Grade Fund                    $0                    $0                      $0
-------------------------------------------------------------------------------------------------
Special Bond Fund                      $228                    $0                      $0
-------------------------------------------------------------------------------------------------
Target Maturity 2007 Fund                $0                    $0                      $0
-------------------------------------------------------------------------------------------------
Target Maturity 2010 Fund                $0                    $0                      $0
-------------------------------------------------------------------------------------------------
Target Maturity 2015 Fund                $0                    $0                      $0
-------------------------------------------------------------------------------------------------
Value Fund                          $27,572                $2,730              $1,607,711
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                           COMMISSIONS PAID FISCAL YEAR ENDED 12/31/05
--------------------------------------------------------------------------------------------------
                                                                             TRANSACTIONS FOR
                                                                            WHICH COMMISSIONS
                              TOTAL COMMISSIONS    COMMISSIONS PAID FOR     PAID FOR RESEARCH
FUND                                PAID            RESEARCH SERVICES            SERVICES
--------------------------------------------------------------------------------------------------
Blue Chip Fund                      $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Cash Management Fund                $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Discovery Fund                      $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Focused Equity Fund                 $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Government Fund                     $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Growth Fund                         $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
High Yield Fund                     $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
International Securities Fund       $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Investment Grade Fund               $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Special Bond Fund                   $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Target Maturity 2007 Fund           $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Target Maturity 2010 Fund           $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Target Maturity 2015 Fund           $__________           $__________            $__________
--------------------------------------------------------------------------------------------------
Value Fund                          $__________           $__________            $__________
--------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 OWNERSHIP OF REGULAR BROKER-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE PREVIOUS FISCAL YEAR
---------------------------------------------------------------------------------------------------
FUND                                 BROKER-DEALER           PARENT CO.      12/31/05 MARKET VALUE
---------------------------------------------------------------------------------------------------
Blue Chip Fund:                                                                   $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
Cash Management Fund:                                                             $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
Discovery Fund:                                                                   $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
Focused Equity Fund:                                                              $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
Government Fund:                                                                  $__________
---------------------------------------------------------------------------------------------------
Growth Fund:                                                                      $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
High Yield Fund:                                                                  $__________
---------------------------------------------------------------------------------------------------
International Securities Fund:                                                    $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
Investment Grade Fund:                                                            $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
                                                                                  $__________
---------------------------------------------------------------------------------------------------
Special Bond Fund:                                                                $__________
---------------------------------------------------------------------------------------------------
Target Maturity 2007 Fund:                                                        $__________
---------------------------------------------------------------------------------------------------
Target Maturity 2010 Fund:                                                        $__________
---------------------------------------------------------------------------------------------------
Target Maturity 2015 Fund:                                                        $__________
---------------------------------------------------------------------------------------------------
Value Fund:                                                                       $__________
---------------------------------------------------------------------------------------------------


                                      TAXES


        Information  concerning tax laws applicable to the Funds is set forth in
Part II of this SAI.


                        BENEFICIAL OWNERSHIP INFORMATION


        As of _______ __, 2006, First Investors Life Insurance Company owned of record or beneficially owned 100% of the outstanding shares of each Fund.

                              FINANCIAL STATEMENTS


        The Funds incorporate by reference the financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders for the fiscal year ended December 31, 2005.

                                   APPENDIX A
       INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS


        The investment strategies used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (|X|) mark. The investment strategies that each Fund does not currently anticipate using are noted by a dash (-) mark. Each Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

BLUE CHIP FUND                  |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   |X|
     CONVERTIBLE DEBT SECURITIES                                  -
     HIGH YIELD SECURITIES                                        -
     MORTGAGE-BACKED SECURITIES                                   -
     OTHER ASSET-BACKED SECURITIES                                -
     MUNICIPAL SECURITIES                                         -
     SYNDICATED BANK LOANS                                        -
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                        -
     ZERO COUPON AND PAY-IN-KIND BONDS                            -
EQUITY SECURITIES                                                |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               |X|
     SHARES OF OTHER INVESTMENT COMPANIES                         -
     SHARES OF EXCHANGE TRADED FUNDS*                            |X|
     REAL ESTATE INVESTMENT TRUSTS                               |X|
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                -
DERIVATIVES                                                       -
     CREDIT-LINKED SECURITIES                                     -
     INVERSE FLOATERS                                             -
     INTEREST RATE SWAPS                                          -
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           |X|
STAND-BY COMMITMENTS                                              -
OPTIONS                                                           -
FUTURES                                                           -
REPURCHASE AGREEMENTS                                             -
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

* May invest only if the company is not organized as an Investment Company.


                                     I-A-1

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

CASH MANAGEMENT FUND            |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   |X|
     CONVERTIBLE DEBT SECURITIES                                  -
     HIGH YIELD SECURITIES                                        -
     MORTGAGE-BACKED SECURITIES                                   -
     OTHER ASSET-BACKED SECURITIES                                -
     SYNDICATED BANK LOANS                                        -
     MUNICIPAL SECURITIES                                        |X|
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       |X|
     ZERO COUPON AND PAY-IN-KIND BONDS*                          |X|
EQUITY SECURITIES                                                 -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                -
     SHARES OF OTHER INVESTMENT COMPANIES                         -
     SHARES OF EXCHANGE TRADED FUNDS                              -
     REAL ESTATE INVESTMENT TRUSTS                                -
FOREIGN SECURITIES EXPOSURE                                       -
     DEPOSITORY RECEIPTS                                          -
     FOREIGN SECURITIES TRADED IN THE U.S.                        -
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                 -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                -
DERIVATIVES                                                       -
     CREDIT-LINKED SECURITIES                                     -
     INVERSE FLOATERS                                             -
     INTEREST RATE SWAPS                                          -
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                            -
STAND-BY COMMITMENTS                                              -
OPTIONS                                                           -
FUTURES                                                           -
REPURCHASE AGREEMENTS                                             -
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                   -

* May invest in Zero Coupon but not in Pay-In-Kind Bonds.


                                     I-A-2

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

DISCOVERY FUND                  |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                            |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS     |X|
     CORPORATE BONDS AND NOTES                             -
     CONVERTIBLE DEBT SECURITIES                           |X|
     HIGH YIELD SECURITIES                                 -
     MORTGAGE-BACKED SECURITIES                            -
     OTHER ASSET-BACKED SECURITIES                         -
     SYNDICATED BANK LOANS                                 -
     MUNICIPAL SECURITIES                                  -
     U.S. GOVERNMENT SECURITIES                            |X|
     VARIABLE AND FLOATING RATE SECURITIES                 -
     ZERO COUPON AND PAY-IN-KIND BONDS                     -
EQUITY SECURITIES                                          |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS         |X|
     SHARES OF OTHER INVESTMENT COMPANIES                  -
     SHARES OF EXCHANGE TRADED FUNDS*                      |X|
     REAL ESTATE INVESTMENT TRUSTS                         |X|
FOREIGN SECURITIES EXPOSURE                                |X|
     DEPOSITORY RECEIPTS                                   |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                 |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS          -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS         -
DERIVATIVES                                                -
     CREDIT-LINKED SECURITIES                              -
     INVERSE FLOATERS                                      -
     INTEREST RATE SWAPS                                   -
RESTRICTED AND ILLIQUID SECURITIES                         |X|
WHEN-ISSUED SECURITIES                                     |X|
STAND-BY COMMITMENTS                                       -
OPTIONS                                                    -
FUTURES                                                    -
REPURCHASE AGREEMENTS                                      -
TEMPORARY BORROWING                                        |X|
TEMPORARY DEFENSIVE INVESTMENTS                            |X|

* May invest only if the company is not organized as an Investment Company.


                                     I-A-3

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

FOCUSED EQUITY FUND             |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------

DEBT SECURITIES                                            |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS     |X|
     CORPORATE BONDS AND NOTES                             -
     CONVERTIBLE DEBT SECURITIES                           -
     HIGH YIELD SECURITIES                                 -
     MORTGAGE-BACKED SECURITIES                            -
     OTHER ASSET-BACKED SECURITIES                         -
     SYNDICATED BANK LOANS                                 -
     MUNICIPAL SECURITIES                                  -
     U.S. GOVERNMENT SECURITIES                            |X|
     VARIABLE AND FLOATING RATE SECURITIES                 -
     ZERO COUPON AND PAY-IN-KIND BONDS                     -
EQUITY SECURITIES                                          |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS         |X|
     SHARES OF OTHER INVESTMENT COMPANIES                  -
     SHARES OF EXCHANGE TRADED FUNDS*                      |X|
     REAL ESTATE INVESTMENT TRUSTS                         |X|
FOREIGN SECURITIES EXPOSURE                                |X|
     DEPOSITORY RECEIPTS                                   |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                 |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS          |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS         -
DERIVATIVES                                                -
     CREDIT-LINKED SECURITIES                              -
     INVERSE FLOATERS                                      -
     INTEREST RATE SWAPS                                   -
RESTRICTED AND ILLIQUID SECURITIES                         |X|
WHEN-ISSUED SECURITIES                                     |X|
STAND-BY COMMITMENTS                                       -
OPTIONS                                                    |X|
FUTURES                                                    |X|
REPURCHASE AGREEMENTS                                      |X|
TEMPORARY BORROWING                                        |X|
TEMPORARY DEFENSIVE INVESTMENTS                            |X|

* May invest only if the company is not organized as an Investment Company.


                                     I-A-4

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

GOVERNMENT FUND                 |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                            |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS     |X|
     CORPORATE BONDS AND NOTES                             -
     CONVERTIBLE DEBT SECURITIES                           -
     HIGH YIELD SECURITIES                                 -
     MORTGAGE-BACKED SECURITIES                            |X|
     OTHER ASSET-BACKED SECURITIES                         -
     SYNDICATED BANK LOANS                                 -
     MUNICIPAL SECURITIES                                  -
     U.S. GOVERNMENT SECURITIES                            |X|
     VARIABLE AND FLOATING RATE SECURITIES                 -
     ZERO COUPON AND PAY-IN-KIND BONDS                     -
EQUITY SECURITIES                                          -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS         -
     SHARES OF OTHER INVESTMENT COMPANIES                  -
     SHARES OF EXCHANGE TRADED FUNDS*                      -
     REAL ESTATE INVESTMENT TRUSTS                         -
FOREIGN SECURITIES EXPOSURE                                -
     DEPOSITORY RECEIPTS                                   -
     FOREIGN SECURITIES TRADED IN THE U.S.                 -
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS          -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS         -
DERIVATIVES                                                -
     CREDIT-LINKED SECURITIES                              -
     INVERSE FLOATERS                                      -
     INTEREST RATE SWAPS                                   -
RESTRICTED AND ILLIQUID SECURITIES                         -
WHEN-ISSUED SECURITIES                                     |X|
STAND-BY COMMITMENTS                                       -
OPTIONS                                                    -
FUTURES                                                    -
REPURCHASE AGREEMENTS                                      -
TEMPORARY BORROWING                                        |X|
TEMPORARY DEFENSIVE INVESTMENTS                            |X|

* May invest only if the company is not organized as an Investment Company.


                                     I-A-5

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

GROWTH FUND                     |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   -
     CONVERTIBLE DEBT SECURITIES                                 -
     HIGH YIELD SECURITIES                                       -
     MORTGAGE-BACKED SECURITIES                                  -
     OTHER ASSET-BACKED SECURITIES                               -
     SYNDICATED BANK LOANS                                       -
     MUNICIPAL SECURITIES                                        -
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       -
     ZERO COUPON AND PAY-IN-KIND BONDS                           -
EQUITY SECURITIES                                                |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               |X|
     SHARES OF OTHER INVESTMENT COMPANIES                        -
     SHARES OF EXCHANGE TRADED FUNDS*                            |X|
     REAL ESTATE INVESTMENT TRUSTS                               |X|
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               -
DERIVATIVES                                                       -
     CREDIT-LINKED SECURITIES                                     -
     INVERSE FLOATERS                                             -
     INTEREST RATE SWAPS                                          -
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           |X|
STAND-BY COMMITMENTS                                             -
OPTIONS                                                          -
FUTURES                                                          -
REPURCHASE AGREEMENTS                                            |X|
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

* May invest only if the company is not organized as an Investment Company.


                                     I-A-6

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

HIGH YIELD FUND                 |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
     CORPORATE BONDS AND NOTES                                        |X|
     CONVERTIBLE DEBT SECURITIES                                      |X|
     HIGH YIELD SECURITIES                                            |X|
     MORTGAGE-BACKED SECURITIES                                       |X|
     OTHER ASSET-BACKED SECURITIES                                    |X|
     MUNICIPAL SECURITIES                                              -
     SYNDICATED BANK LOANS                                            |X|
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            |X|
     ZERO COUPON AND PAY-IN-KIND BONDS                                |X|
EQUITY SECURITIES                                                     |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
     SHARES OF OTHER INVESTMENT COMPANIES                              -
     SHARES OF EXCHANGE TRADED FUNDS*                                  -
     REAL ESTATE INVESTMENT TRUSTS                                     -
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                               -
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                     -
DERIVATIVES                                                           |X|
     CREDIT-LINKED SECURITIES                                         |X|
     INVERSE FLOATERS                                                  -
     INTEREST RATE SWAPS                                               -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                   -
OPTIONS                                                                -
FUTURES                                                                -
REPURCHASE AGREEMENTS                                                  -
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|

* May invest only if the company is not organized as an Investment Company.

                                     I-A-7

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

INTERNATIONAL SECURITIES FUND   |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   -
     CONVERTIBLE DEBT SECURITIES                                 |X|
     HIGH YIELD SECURITIES                                       -
     MORTGAGE-BACKED SECURITIES                                  -
     OTHER ASSET-BACKED SECURITIES                               -
     SYNDICATED BANK LOANS                                       -
     MUNICIPAL SECURITIES                                        -
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       -
     ZERO COUPON AND PAY-IN-KIND BONDS                           -
EQUITY SECURITIES                                                |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               |X|
     SHARES OF OTHER INVESTMENT COMPANIES                        -
     SHARES OF EXCHANGE TRADED FUNDS*                            |X|
     REAL ESTATE INVESTMENT TRUSTS                               |X|
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               |X|
DERIVATIVES                                                       -
     CREDIT-LINKED SECURITIES                                     -
     INVERSE FLOATERS                                             -
     INTEREST RATE SWAPS                                          -
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           |X|
STAND-BY COMMITMENTS                                             -
OPTIONS                                                          |X|
FUTURES                                                          |X|
REPURCHASE AGREEMENTS                                            |X|
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

* May invest only if the company is not organized as an Investment Company.

                                     I-A-8

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

INVESTMENT GRADE FUND           |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   |X|
     CONVERTIBLE DEBT SECURITIES                                 -
     HIGH YIELD SECURITIES                                       |X|
     MORTGAGE-BACKED SECURITIES                                  -
     OTHER ASSET-BACKED SECURITIES                               |X|
     MUNICIPAL SECURITIES                                        |X|
     SYNDICATED BANK LOANS                                       -
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       |X|
     ZERO COUPON AND PAY-IN-KIND BONDS                           |X|
EQUITY SECURITIES                                                -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               -
     SHARES OF OTHER INVESTMENT COMPANIES                        -
     SHARES OF EXCHANGE TRADED FUNDS*                            -
     REAL ESTATE INVESTMENT TRUSTS                               -
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         -
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               -
DERIVATIVES                                                      -
     CREDIT-LINKED SECURITIES                                    -
     INVERSE FLOATERS                                            -
     INTEREST RATE SWAPS                                         -
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           -
STAND-BY COMMITMENTS                                             -
OPTIONS                                                          -
FUTURES                                                          -
REPURCHASE AGREEMENTS                                            -
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

* May invest only if the company is not organized as an Investment Company.

                                     I-A-9

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

SPECIAL BOND FUND               |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                           |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS    |X|
     CORPORATE BONDS AND NOTES                            |X|
     CONVERTIBLE DEBT SECURITIES                          |X|
     HIGH YIELD SECURITIES                                |X|
     MORTGAGE-BACKED SECURITIES                           |X|
     OTHER ASSET-BACKED SECURITIES                        |X|
     MUNICIPAL SECURITIES                                 -
     SYNDICATED BANK LOANS                                |X|
     U.S. GOVERNMENT SECURITIES                           |X|
     VARIABLE AND FLOATING RATE SECURITIES                |X|
     ZERO COUPON AND PAY-IN-KIND BONDS                    |X|
EQUITY SECURITIES                                         |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS        |X|
     SHARES OF OTHER INVESTMENT COMPANIES                 -
     SHARES OF EXCHANGE TRADED FUNDS*                     -
     REAL ESTATE INVESTMENT TRUSTS                        -
FOREIGN SECURITIES EXPOSURE                               |X|
     DEPOSITORY RECEIPTS                                  -
     FOREIGN SECURITIES TRADED IN THE U.S.                |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS         -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS        -
DERIVATIVES                                               |X|
     CREDIT-LINKED SECURITIES                             |X|
     INVERSE FLOATERS                                     -
     INTEREST RATE SWAPS                                  -
RESTRICTED AND ILLIQUID SECURITIES                        |X|
WHEN-ISSUED SECURITIES                                    |X|
STAND-BY COMMITMENTS                                      -
OPTIONS                                                   -
FUTURES                                                   -
REPURCHASE AGREEMENTS                                     -
TEMPORARY BORROWING                                       |X|
TEMPORARY DEFENSIVE INVESTMENTS                           |X|

* May invest only if the company is not organized as an Investment Company.

                                     I-A-10

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

TARGET MATURITY 2007 FUND       |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   -
     CONVERTIBLE DEBT SECURITIES                                 -
     HIGH YIELD SECURITIES                                       -
     MORTGAGE-BACKED SECURITIES                                  -
     OTHER ASSET-BACKED SECURITIES                               -
     SYNDICATED BANK LOANS                                       -
     MUNICIPAL SECURITIES                                        -
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       -
     ZERO COUPON AND PAY-IN-KIND BONDS                           |X|
EQUITY SECURITIES                                                -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               -
     SHARES OF OTHER INVESTMENT COMPANIES                        -
     SHARES OF EXCHANGE TRADED FUNDS                             -
     REAL ESTATE INVESTMENT TRUSTS                               -
FOREIGN SECURITIES EXPOSURE                                      -
     DEPOSITORY RECEIPTS                                         -
     FOREIGN SECURITIES TRADED IN THE U.S.                       -
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               -
DERIVATIVES                                                      -
     CREDIT-LINKED SECURITIES                                    -
     INVERSE FLOATERS                                            -
     INTEREST RATE SWAPS                                         -
RESTRICTED AND ILLIQUID SECURITIES                               -
WHEN-ISSUED SECURITIES                                           -
STAND-BY COMMITMENTS                                             -
OPTIONS                                                          -
FUTURES                                                          -
REPURCHASE AGREEMENTS                                            -
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|


                                     I-A-11

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

TARGET MATURITY 2010 FUND       |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   -
     CONVERTIBLE DEBT SECURITIES                                 -
     HIGH YIELD SECURITIES                                       -
     MORTGAGE-BACKED SECURITIES                                  -
     OTHER ASSET-BACKED SECURITIES                               -
     SYNDICATED BANK LOANS                                       -
     MUNICIPAL SECURITIES                                        -
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       -
     ZERO COUPON AND PAY-IN-KIND BONDS                           |X|
EQUITY SECURITIES                                                -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               -
     SHARES OF OTHER INVESTMENT COMPANIES                        -
     SHARES OF EXCHANGE TRADED FUNDS                             -
     REAL ESTATE INVESTMENT TRUSTS                               -
FOREIGN SECURITIES EXPOSURE                                      -
     DEPOSITORY RECEIPTS                                         -
     FOREIGN SECURITIES TRADED IN THE U.S.                       -
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               -
DERIVATIVES                                                      -
     CREDIT-LINKED SECURITIES                                    -
     INVERSE FLOATERS                                            -
     INTEREST RATE SWAPS                                         -
RESTRICTED AND ILLIQUID SECURITIES                               -
WHEN-ISSUED SECURITIES                                           -
STAND-BY COMMITMENTS                                             -
OPTIONS                                                          -
FUTURES                                                          -
REPURCHASE AGREEMENTS                                            -
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|


                                     I-A-12

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

TARGET MATURITY 2015 FUND       |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   -
     CONVERTIBLE DEBT SECURITIES                                 -
     HIGH YIELD SECURITIES                                       -
     MORTGAGE-BACKED SECURITIES                                  -
     OTHER ASSET-BACKED SECURITIES                               -
     SYNDICATED BANK LOANS                                       -
     MUNICIPAL SECURITIES                                        -
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       -
     ZERO COUPON AND PAY-IN-KIND BONDS                           |X|
EQUITY SECURITIES                                                -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               -
     SHARES OF OTHER INVESTMENT COMPANIES                        -
     SHARES OF EXCHANGE TRADED FUNDS                             -
     REAL ESTATE INVESTMENT TRUSTS                               -
FOREIGN SECURITIES EXPOSURE                                      -
     DEPOSITORY RECEIPTS                                         -
     FOREIGN SECURITIES TRADED IN THE U.S.                       -
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               -
DERIVATIVES                                                      -
     CREDIT-LINKED SECURITIES                                    -
     INVERSE FLOATERS                                            -
     INTEREST RATE SWAPS                                         -
RESTRICTED AND ILLIQUID SECURITIES                               -
WHEN-ISSUED SECURITIES                                           -
STAND-BY COMMITMENTS                                             -
OPTIONS                                                          -
FUTURES                                                          -
REPURCHASE AGREEMENTS                                            -
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|


                                     I-A-13

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

VALUE FUND                      |X| Fund uses or            - Fund does not
                                    currently                 currently
                                    anticipates using         anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                                  |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS           |X|
     CORPORATE BONDS AND NOTES                                   |X|
     CONVERTIBLE DEBT SECURITIES                                 |X|
     HIGH YIELD SECURITIES                                       |X|
     MORTGAGE-BACKED SECURITIES                                  -
     OTHER ASSET-BACKED SECURITIES                               -
     SYNDICATED BANK LOANS                                       -
     MUNICIPAL SECURITIES                                        -
     U.S. GOVERNMENT SECURITIES                                  |X|
     VARIABLE AND FLOATING RATE SECURITIES                       -
     ZERO COUPON AND PAY-IN-KIND BONDS                           |X|
EQUITY SECURITIES                                                |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS               |X|
     SHARES OF OTHER INVESTMENT COMPANIES                        -
     SHARES OF EXCHANGE TRADED FUNDS*                            |X|
     REAL ESTATE INVESTMENT TRUSTS                               |X|
FOREIGN SECURITIES EXPOSURE                                      |X|
     DEPOSITORY RECEIPTS                                         |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                       |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS               -
DERIVATIVES                                                      -
     CREDIT-LINKED SECURITIES                                    -
     INVERSE FLOATERS                                            -
     INTEREST RATE SWAPS                                         -
RESTRICTED AND ILLIQUID SECURITIES                               |X|
WHEN-ISSUED SECURITIES                                           |X|
STAND-BY COMMITMENTS                                             -
OPTIONS                                                          |X|
FUTURES                                                          -
REPURCHASE AGREEMENTS                                            -
TEMPORARY BORROWING                                              |X|
TEMPORARY DEFENSIVE INVESTMENTS                                  |X|

* May invest only if the company is not organized as an Investment Company.


                                     I-A-14

                                   APPENDIX B
          INVESTMENT POLICIES OF THE FIRST INVESTORS LIFE SERIES FUNDS

        The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund's prospectus. Each Fund's investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendix A of this SAI.

        Each Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). As defined by the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

        Each Fund's investment objective is a non-fundamental policy of the Fund. Non-fundamental policies may be changed by the Board of Trustees ("Board") without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund's assets will not cause a violation of the Fund's investment policies.

        EACH FUND MAY NOT:

        (1) Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

        (2) Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

        (3) Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

        (4) Except for the Cash Management Fund and except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more that 10% of the outstanding voting securities of that issuer.

            The Cash Management Fund may not purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act and the rules thereunder, as such may be amended from time to time.

        (5) Except for any Fund that is "concentrated" in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.


                                     I-B-1

        (6) Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

        (7) Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

        (8) Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act") in the disposition of restricted securities or in connection with investment in other investment companies.


        The following investment restrictions are not fundamental and can be changed without prior shareholder approval:

        1. RESTRICTED SECURITIES. EACH FUND will not purchase any security if, as a result, more than 15% (10% for CASH MANAGEMENT FUND) of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Board, or a Fund's investment adviser or subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for Section 4(2) commercial paper and securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.


        2. HIGH YIELD SECURITIES. HIGH YIELD FUND and SPECIAL BOND FUND may invest up to 15% of its total assets in securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization ("Distressed Securities"). BLUE CHIP FUND and VALUE FUND may not invest more than 5% of their net assets in corporate debt securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P") (commonly known as "high yield" or "junk" bonds). INVESTMENT GRADE FUND may invest no more than 10% of the Fund's net assets in debt securities rated lower than Baa by Moody's or BBB by S&P (including securities that have been downgraded) or, if unrated, deemed to be of comparable quality by the Adviser, or in any equity securities of any issuer if a majority of the debt securities of such issuer are rated lower than Baa by Moody's or BBB by S&P.

        3. FOREIGN INVESTMENTS. BLUE CHIP FUND, DISCOVERY FUND, FOCUSED EQUITY FUND, GROWTH FUND and VALUE FUND may invest without limitation in securities of foreign companies that are U.S. dollar denominated and listed and traded on a U.S. securities exchange, or the Nasdaq Stock Market ("Nasdaq"), either directly or through depository receipts. Although each of these Funds may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, they will not invest more than 5% of their total assets in such securities. HIGH YIELD FUND and SPECIAL BOND FUND may invest in debt securities issued by foreign governments and companies and in foreign currencies for the purpose of purchasing such securities. However, the High Yield Fund may not invest more than 5% of its total assets in debt securities issued by foreign governments and companies that are denominated in foreign currencies. INTERNATIONAL SECURITIES FUND may invest all of its assets in foreign investments; however, no more than 25% of its total assets may be invested in unlisted securities of foreign issuers and no more than 15% of the value of its net assets may be invested in

                                     I-B-2
unlisted   securities   with  a  limited   trading  market  and  other  illiquid
investments. INVESTMENT GRADE FUND may invest up to 10% of its net assets in corporate or government debt securities of foreign issuers that are U.S. dollar denominated and traded in U.S. markets.

        4. WHEN ISSUED OR DELAYED DELIVERY SECURITIES. GOVERNMENT FUND may not invest more than 25% of its net assets in securities issued on a when-issued or delayed delivery basis. FOCUSED EQUITY FUND, GROWTH FUND, HIGH YIELD FUND, INTERNATIONAL SECURITIES FUND, INVESTMENT GRADE FUND, TARGET MATURITY 2007 FUND, TARGET MATURITY 2010 FUND, TARGET MATURITY 2015 FUND and VALUE FUND may not invest more than 5% of their net assets in securities issued on a when-issued or delayed delivery basis. SPECIAL BOND FUND may not invest more than 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

        5. TARGET MATURITY DEBT RATINGS. TARGET MATURITY 2007 FUND, TARGET MATURITY 2010 FUND, and TARGET MATURITY 2015 FUND may only invest in debt securities rated A or better by Moody's or S&P or in unrated securities that are deemed to be of comparable quality by the Adviser.

        6. WARRANTS. HIGH YIELD FUND may invest up to 35% of its total assets in warrants. INTERNATIONAL SECURITIES FUND may invest up to 15% of its total assets in warrants. VALUE FUND may invest up to 65% of its total assets in warrants.

        7. COUNTRY DIVERSIFICATION. Under normal market conditions, INTERNATIONAL SECURITIES FUND must allocate assets to at least three countries, including the United States. Further, the International Securities Fund may invest no more than 35% of its total assets in securities of U.S. companies, obligations of the U.S. Government, its agencies and instrumentalities, and cash or cash equivalents denominated in U.S. dollars.

        8. CREDIT-LINKED SECURITIES. HIGH YIELD FUND and SPECIAL BOND FUND may invest in credit-linked securities, provided that (1) the issuers of such securities are not registered as investment companies under the 1940 Act, (2) no more than 10% of the Fund's net assets is invested in credit-linked securities, and (3) the HIGH YIELD FUND and SPECIAL BOND FUND do not purchase more than 3% of the outstanding voting securities issued by any company that would be an investment company, but for the exemption provided by Section 3(c)(7) of the 1940 Act.

        9. SYNDICATED BANK LOANS. HIGH YIELD FUND and SPECIAL BOND FUND may invest up to 10% of its total assets in syndicated bank loans.

        10. PLEDGING. SPECIAL BOND FUND may not pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the SPECIAL BOND FUND maintains asset coverage of at least 300% for all such borrowings.


                                     I-B-3

                   STATEMENT OF ADDITIONAL INFORMATION PART II

                                  DATED     , 2006


     Part II of this SAI describes policies and practices that apply to each of the Funds in the First Investors Family of Funds, except as otherwise indicated. The First Investors Family of Funds (or "First Investors Funds") consists of 4 registered investment companies: First Investors Equity Funds, First Investors Income Funds, First Investors Tax Exempt Funds and First Investors Life Series Funds. The term "Fund" as used herein includes each individual series of each series investment company, except as otherwise indicated. The Shareholder Manual is not applicable to First Investors Life Series Funds.




                           PART II - TABLE OF CONTENTS
                           ---------------------------


DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS................................2
I.     DEBT SECURITIES.........................................................2
II.    EQUITY SECURITIES.......................................................7
III.   FOREIGN SECURITIES EXPOSURE.............................................8
IV.    RESTRICTED AND ILLIQUID SECURITIES......................................9
V.     WHEN-ISSUED SECURITIES.................................................10
VI.    STANDBY COMMITMENTS....................................................10
VII.   FUTURES AND OPTIONS....................................................10
VIII.  DERIVATIVES............................................................14
IX.    REPURCHASE AGREEMENTS..................................................16
X.     TEMPORARY BORROWING....................................................16
XI.    TEMPORARY DEFENSIVE INVESTMENTS........................................16
PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES........................17
PORTFOLIO TURNOVER............................................................18
MANAGEMENT OF THE FUNDS.......................................................18
RESPONSIBILITIES OF THE BOARD OF THE FUNDS....................................22
UNDERWRITER AND DEALERS.......................................................23
DISTRIBUTION PLANS............................................................24
DETERMINATION OF NET ASSET VALUE..............................................24
ALLOCATION OF PORTFOLIO BROKERAGE.............................................26
CREDIT RATINGS INFORMATION....................................................27
GENERAL INFORMATION...........................................................31
APPENDIX A - TAXES...........................................................A-1

                 DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS


     The following are descriptions of investment strategies that are used by one or more of the Funds within the First Investors Family of Funds, as well as the risks of those strategies. To determine which strategies are used by a particular First Investors Fund, you must review the prospectus and Appendices A and B (Appendices A, B, and C for the Tax Exempt Funds) of Part I of the SAI with respect to such Fund. The prospectus will identify the principal investment strategies of the Fund and the principal risks of those strategies. Appendix A (Appendix A and B for the Tax Exempt Funds) contains schedules listing the investment strategies that may be used by each Fund covered by the SAI. Appendix B (Appendix C for the Tax Exempt Funds) describes the investment policies that may limit or restrict the Fund's ability to use certain investment strategies. The references below to "Funds" or a "Fund" refer to those Funds that are authorized to invest in the described securities.

I.   DEBT SECURITIES


     The Funds may invest in all of the debt securities described below. The market value of most debt securities is influenced by changes in the level of interest rates. Generally, as interest rates rise, the market value of a debt security decreases. Conversely, as interest rates fall, the market value of a debt security increases. This is referred to as interest rate risk. Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil.

     The market value of most debt securities is influenced by the credit risks associated with such security. Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade or may be unrated. Debt obligations rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P") are considered investment grade. Bonds that are rated lower than Baa or BBB are considered below investment grade and are referred to as "High Yield Securities." In general, the lower the credit rating for a debt security, the higher the credit risk. As discussed below, High Yield Securities are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. Even debt obligations that are rated Baa by Moody's or BBB by S&P have speculative characteristics.

     A.   COMMERCIAL  PAPER  AND  OTHER  SHORT-TERM  INVESTMENTS.  The Funds may
invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), and short-term obligations issued by the U.S. government, its agencies, or instrumentalities. Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933, such as
Section 3(a)(3) or 4(2). The commercial paper purchased by the Funds may be liquid or illiquid. See "Restricted and Illiquid Securities" for risks associated with investing in restricted and illiquid securities. The commercial paper purchased by the Funds may be rated or unrated. The commercial paper purchased by the Funds may also take the form of short term promissory notes that are backed by assets, such as credit card and other receivables. See "Other Asset-Backed Securities."

     B. CORPORATE BONDS AND NOTES. The Funds may invest in bonds and notes issued by corporations and other similar entities. Corporate bonds and notes generally have maturities of between one and thirty years. In general, the longer the maturity of a bond, the greater the interest rate risk. The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities. See "Convertible Debt Securities." The Funds may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer's equity securities. The Funds may sell or retain such warrants or rights.

     C. CONVERTIBLE DEBT SECURITIES. The Funds may invest in convertible debt securities. A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer. The value of a convertible bond may be dependent in part on the value of the issuer's equity securities.

     D. HIGH YIELD SECURITIES. The Funds may invest in high yield, high risk securities also known as junk bonds ("High Yield Securities"), including securities of companies that are in default or undergoing bankruptcy or reorganization ("Distressed Securities). High yield securities include bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Funds to be of equivalent quality.

     Debt obligations, including convertible debt securities, rated lower than Baa by Moody's or BBB by S&P, are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

     The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk. There may be less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt. Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value.

     The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. High Yield Securities are typically traded among a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

     The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

     If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

     A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. To the extent permitted by a Fund's investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

     E. INCOME DEPOSIT SECURITIES ("IDSs"). An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange. Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.

     IDSs are subject to the same risks as the underlying securities that make up an IDS. There may be a thinner and less active market for IDSs than that available for higher quality securities. An issuer's indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.

     F. SYNDICATED BANK LOANS. A Fund may invest in syndicated bank loans. An investment in a syndicated bank loan does not violate a Fund's fundamental investment policy against making loans because syndicated bank loans are sold to institutional investors and trade like other debt instruments. Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with the purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will be subject to credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

     Investments in syndicated bank loans present the possibility that a Fund could be held liable as co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund anticipates that syndicated bank loans could be sold only to a limited number of institutional investors. In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws.

     Investments in syndicated bank loans involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.

     G. MORTGAGE-BACKED SECURITIES. The Funds may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities. These securities represent interests in pools of mortgage loans. The payments of principal and interest on the underlying loans pass through to investors. Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders may receive prepayments of principal, in addition to the principal, which is part of the regular monthly payments.

     There are three types of interest rate related risks associated with mortgage-backed securities. The first is interest rate risk. The values of mortgage-backed securities will generally fluctuate inversely with interest rates. The second is prepayment risk. This is the risk that borrowers will repay their mortgages earlier than anticipated. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The third is extension risk. When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security. This makes mortgage-backed securities more sensitive to interest rate changes.


     Mortgage-backed securities may also be subject to credit risk. Payment of principal and interest on most mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by U.S. Government agencies whose obligations are backed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the U.S. Government whose obligations are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac")). See "U.S. Government Securities." Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.


     H. OTHER ASSET-BACKED SECURITIES. The Funds may invest in other forms of asset-backed securities i.e., in addition to asset-based commercial paper and mortgage-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, and other forms of receivables. These securities present certain risks in addition to those normally associated with debt securities. For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable. For example, credit card receivables are generally unsecured. The obligors may also be entitled to the protection of a number of state and federal credit laws. Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

     To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities. Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

     I. MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities. The two principal classifications of municipal securities are "general obligation" and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source. The yields on municipal securities depend on, among other things, general bond market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

     Generally, the values of municipal securities vary inversely to changes in interest rates. Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient. National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations. There is also the risk that some or all of the interest income that a Fund receives from municipal securities might become taxable or be determined to be taxable by the Internal Revenue Service, applicable state tax authorities, or a judicial body. Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.


     J. U.S. GOVERNMENT SECURITIES. The Funds may invest in U.S. Government Securities. U.S. Government Securities include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as the Fannie Mae, Freddie Mac or the Federal Home Loan Banks). These U.S. Government-sponsored entities, although chartered or sponsored by Congress, are not funded by Congressional appropriations and are not guaranteed nor insured by the U.S. Government. They are supported only by the credit of the issuing agency, instrumentality or corporation. The range of maturities of U.S. Government Securities is usually three months to thirty years. In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.


     The Funds may also invest in separated or divided U.S. Government Securities. These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased. Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. See "Zero Coupon and Pay-In-Kind Securities." These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

     The Funds may also purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

     K. VARIABLE RATE AND FLOATING RATE SECURITIES. The Funds may invest in variable rate and floating rate securities. Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, there may be no established secondary market for these obligations and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. Where these obligations are not secured by letters of credit or other credit support arrangements, the right of a Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Funds will invest in obligations that are unrated only if they determine that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. The Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.

     L. ZERO COUPON AND PAY-IN-KIND SECURITIES. The Funds may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay "interest" through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities, and the "interest" received on pay-in-kind securities, each year must be accounted for by a Fund that holds such securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

II.  EQUITY SECURITIES

     A. COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS. The Funds may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks. Equity securities are subject to market risk. This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. The Funds may invest in equity securities of foreign companies directly or through depository receipts. Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities Exposure" for the additional information on the associated strategies and risks. The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small to medium market capitalizations. Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

     B. SHARES OF OTHER INVESTMENT COMPANIES. The Funds may invest in the shares of other investment companies, including Exchange Traded Funds ("ETFs") that are registered as investment companies. Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies. See "Shares of Exchange Traded Funds." Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses. A Fund that invests in an investment company or an ETF will bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.

     C. SHARES OF EXCHANGE-TRADED FUNDS. ETFs essentially are baskets of stocks that are listed on an exchange and trade like individual stocks. ETFs typically seek to replicate selected indices. The value of an ETF is usually determined by demand for the underlying securities themselves. Although the value of an ETF is related to the ETF's underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount to net asset value. In addition, a failure to maintain the exchange listing of an ETF's shares and substantial market or other disturbances could adversely affect the value of such securities.

     ETFs may or may not be registered as investment companies depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor's Depository Receipts ("SPDRs"). ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts ("HOLDRs"), generally are not required to register as investment companies under the 1940 Act. Investments in ETFs, whether or not registered or not registered as investment companies, expose the Funds to additional fees.

     D. REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in shares of real estate investment trusts ("REITs"). Equity REITS invest in income-producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development, and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. REITs may invest in both real estate and real estate loans.

     Unlike most corporations, REITs do not have to pay federal income tax if they meet certain Internal Revenue Code requirements. To qualify, a REIT must
(1) distribute to its shareholders for each taxable year at least 90% of the sum of its "real estate investment trust taxable income" and certain other income and (2) must derive at least 75% of its gross income from rent from, interest on mortgages, and on sales of real property. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

     REITs are subject to real estate industry risk. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT's performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of federal tax status as a REIT may also affect an individual REIT's performance.

     REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

     REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. See "Restricted and Illiquid Securities" for the risks of illiquid securities.

     E.   INCOME  DEPOSIT  SECURITIES  ("IDSs").  For a discussion of IDSs,  see
Section I. Debt Securities - E. Income Deposit Securities.


III. FOREIGN SECURITIES EXPOSURE

     The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or exchange traded funds ("ETFs") (generally "foreign securities"). Investing in foreign securities involves more risk than investing in U.S. securities. Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer. In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries. Investments in foreign government debt obligations also involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

     A. DEPOSITORY RECEIPTS. The Funds may invest in securities issued by foreign companies through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities. ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

     GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets. Unlike ADRs, GDRs are typically denominated in foreign currencies. They may not, however, be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities. For purposes of any investment restrictions on investments in foreign securities, GDRs are considered to be foreign securities.

     B. FOREIGN SECURITIES TRADED IN THE UNITED STATES. The Funds may invest directly in foreign equity or debt securities that are traded in the United States. Such securities are generally denominated in United States dollars. They also may be issued originally in the United States. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States ("Yankee Bonds"). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See "Restricted and Illiquid Securities" for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the United States securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

     C. FOREIGN SECURITIES TRADED IN FOREIGN MARKETS. The Funds may invest in foreign securities that are traded in foreign securities markets. In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.

     D. FOREIGN SECURITIES TRADED IN EMERGING MARKETS. The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed.
There are special risks associated with investing in emerging markets in addition to those described above in "Foreign Securities Traded in Foreign Markets." These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.


IV.  RESTRICTED AND ILLIQUID SECURITIES

     The Funds may invest in restricted and illiquid securities. Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the Securities Act of 1933 ("1933 Act"). Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutionally buyers under exemptions from registration under the 1993 Act, such as Rule 144A, or in subsequent registered offerings. The Funds may register restricted securities for resale. The registration of securities for resale involves costs and the Funds generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.


     Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. The Funds consider restricted securities to be illiquid unless their adviser or subadviser determines that such securities are liquid under policies and procedures that have been approved by the Board of Trustees of the Funds. The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

     It may be difficult or impossible for the Funds to resell restricted or illiquid securities. As a result, the Funds could suffer losses by investing in such securities. It may also be difficult to value such securities. The Funds could also incur costs (such as registration fees) to resell restricted securities.


V.   WHEN-ISSUED SECURITIES

     The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.


VI.  STANDBY COMMITMENTS

     The Funds may acquire standby commitments from banks with respect to securities held by the Funds. Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the fund's option. A standby commitment is similar to a put option for a particular security in a Fund's portfolio. Standby commitments acquired by a Fund are not added to the computation of that Fund's net asset value. Standby commitments are subject to certain risk, including the issuer's ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace. A Fund's ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Fund, however, is permitted to sell a security covered by a standby commitment at any time and to any person.

     A Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered. Standby commitments acquired by a Fund are not added to the computation of a Fund's net asset value and are valued at zero. When a Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for a Fund is not affected by standby commitments.


VII. FUTURES AND OPTIONS

     The Funds may use financial futures, options or forward currency contracts as part of their investment strategies. The Funds may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when a Fund is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. Further, stock index futures contracts and call options thereon may be purchased to maintain a desired percentage of a Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure.

     The Funds may also use forward currency contracts to hedge cash positions during the settlement of transactions involving individual foreign securities and in between such transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.

     The Funds may write (sell) covered call options on individual securities when they do not believe that the prices of these securities will increase above the strike prices of the options during the terms of the options. When a Fund writes a covered call option, the Fund is attempting to increase the income it receives by holding the underlying security. However, it also limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

     The main risks associated with using these instruments are discussed below. A Fund might not employ any of the strategies described below for a variety of reasons including the fact that a particular futures or options strategy may be too costly to benefit the Fund. Moreover, there can be no assurance that any strategy will succeed. Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments may be limited by tax considerations.

     To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including (1) dependence on the Adviser's or Subadviser's, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's or a Subadviser's, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

     No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

     Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option purchased or sold. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

     Successful use by a Fund of futures contracts and related options will in part depend upon the Adviser's or Subadviser's, as applicable, ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies. In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

     Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

     Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

     Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

     A Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

     A Fund may not write options or purchase or sell futures or forward contracts unless it owns either (1) an offsetting ("covered") position in securities, or other options or futures or forward contracts or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or other options, futures or forward contract positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management and decrease a Fund's liquidity.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right under a call or put option it has purchased, a Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

     The value of an option position will reflect, among other things, the current market price of the underlying security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions. For this reason, the successful use of options depends upon the Adviser's or the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

     Unless an option purchased by a Fund is exercised or unless a closing transaction is affected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be affected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, a Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option unless it substitutes other acceptable securities. This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     Index options are settled exclusively in cash. If a Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

     A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

     The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity date of a forward contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to a Fund. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.


VIII. DERIVATIVES

     The Funds may invest in derivatives, including credit-linked securities, inverse floaters and interest rate swaps. Derivative securities are instruments that derive their value from other financial instruments, securities, or indices.

     A. CREDIT-LINKED SECURITIES. Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities. Credit-linked securities are typically issued by trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon a designated basket or index of high yield securities. Investments in credit-linked securities can be an efficient means of managing the cash position of a Fund.

The risks associated with investing in credit-linked securities include the following:

     1. MARKET RISK. The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities.

     2. CREDIT RISK AND INTEREST RATE RISK. The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket or index of high yield securities.

     3. COUNTER-PARTY RISK. This is the risk that the counter-party to a swap or securities lending agreement will be unable to honor its commitments under the agreement.

     4. LIQUIDITY RISK. Credit-linked securities are typically not registered for public trading under the Securities Act of 1933 and are therefore considered restricted securities. At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market. See, Section IV "Restricted and Illiquid Securities" for the risks of illiquid securities.

     5. BASIS RISK. This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket or index of high yield securities.

     For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and a Fund could lose money by investing in them.

     B. INVERSE FLOATERS. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

     C. INTEREST RATE SWAPS. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.

     The Funds will usually enter into swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the investment. A Fund's obligations under a swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party will be generally maintained in a segregated account. A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Because segregated accounts will be established with respect to such transactions, the Funds do not treat swap transactions as constituting senior securities. Accordingly, the Funds will not treat them as being subject to the Funds' borrowing restrictions.

     The Funds will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund's Board. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. If there is a default by the counter-party, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Fund were incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

IX.  REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements. A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date. The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities, which serve as collateral, are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week. The securities, which are subject to repurchase agreements, however, may have long maturities. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.


X.   TEMPORARY BORROWING


     The Funds may borrow for temporary or emergency purposes to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Borrowing increases the risks of investing by increasing leverage and accentuating potential losses.



XI.  TEMPORARY DEFENSIVE INVESTMENTS

     From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. For a description of commercial paper and other short-debt instruments, see "Commercial Paper and Other Short-Term Investments." When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses. For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see "Debt Securities", "Commercial Paper and Other Short-Term Investments", and "Foreign Securities Exposure."

             PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES

     In accordance with SEC regulatory requirements, each First Investors Fund files a complete schedule of its portfolio holdings with the SEC on a quarterly basis on Forms N-CSR and N-Q. These forms are publicly available on the SEC's Internet website (http://www.sec.gov). Each Fund will also provide a copy of its latest Form N-CSR to the public free of charge upon request. Each Fund (except for a money market fund) also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders, which are available free of charge to the public upon request. Each Fund also publishes its top ten holdings on the First Investors website (http://www.firstinvestors.com) on a quarterly basis with a 30 day lag.

     Until portfolio holdings information for First Investors Funds is made public in Form N-CSR, in Form N-Q, in a shareholder report, or on the First Investors website, it is considered to be confidential. Such information may only be disclosed to persons who have a legitimate business reason to have the information and who are subject to a duty to keep the information confidential (including a duty not to trade on such information). Neither the Funds, FIMCO, any subadviser of the Funds, nor any other person receives compensation in connection with disclosure of information about portfolio securities.

     Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds. This is not considered a legitimate business need for the information. If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest annual or semi-annual report, in Forms N-CSR and N-Q filed with the SEC, and on the First Investors website.

     Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

     (a) Investment advisers, sub-advisers, and sub-adviser candidates for the Funds (and their access persons);
     (b)  Custodians and sub-custodians of the Funds;
     (c)  Auditors of the Funds;
     (d)  Legal counsel for the Funds;
     (e)  Legal counsel to the independent trustees of the Funds;
     (f)  Ratings or ranking agencies;
     (g) Parties who provide insurance for municipal securities purchased by the Funds;
     (h) Companies that provide analytical services to the Funds and their investment adviser;
     (i)  Pricing services employed by the Funds;
     (j)  Proxy voting services employed by the Funds;
     (k)  Broker-dealers  who provide  execution  or research  services  for the
          Funds  (including   identifying   potential  buyers  and  sellers  for
          securities that are held by the Funds);
     (l) Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,
     (m) Companies that provide other services that are deemed to be beneficial to the Funds.

     We have ongoing arrangements to provide portfolio holdings information to the following: custodians and sub-custodians of the Funds (Bank of New York and Brown Brothers Harriman & Co); the independent registered public accounting firm of the Funds (Tait, Weller & Baker); ratings or ranking agencies and companies that provide analytical services to the Funds and their investment adviser (Lipper, Factset, ITG, and Bloomberg); parties who provide insurance for municipal securities purchased by the Funds (AMBAC, MBIA, FSA and FGIC); pricing service employed by Funds (FT Interactive Data Corp.); and proxy voting services employed by the Funds (Institutional Shareholder Services, ADP and Glass Lewis & Co.). The following categories of persons employed by the investment adviser of the Funds are authorized to provide information to persons who have a legitimate business reason to receive non-public information - the portfolio managers, traders, analysts, other portfolio department personnel, such as portfolio assistants and administrative assistants, portfolio accountants, senior executives, and legal and compliance officers of the Funds' adviser.

     The Funds have adopted policies that require employees of the adviser and principal underwriter of the Funds who have access to non-public portfolio holdings information as part of their regular functions to treat such information as confidential, prohibit them from trading for their own accounts based upon such information to the extent that such trading would violate the law, and prohibit them from selectively disclosing such information to any person who does not have a legitimate business need for such information that is consistent with the interests of the Funds. The policies of the Funds permit such employees to disclose a non-public list of portfolio holdings to a broker-dealer that provides services to the Funds subject to the following conditions: (a) the list must be at least 30 days old; (b) it must not specify the number of shares or units held, the dollar value, or the percentage of assets represented by the securities; and (c) it must be accompanied by a statement that the information is being provided solely to assist the broker-dealer to provide research and execution services for the Funds and may not be used for trading in the Funds' shares by the broker-dealer or its clients. Furthermore, in the case of the adviser, the Director of Equities and Director of Fixed Income must review at least semi-annually the broker-dealers who receive lists of portfolio holdings to ensure that they are appropriate recipients. Wellington Management Company, LLP ("Wellington Management") and Paradigm Capital Management, Inc. ("Paradigm Capital Management"), who act as subadvisers to certain First Investors Funds, also have policies against disclosing portfolio holdings information of any Fund to any person that are at least as restrictive as the policies of First Investors Funds. Generally, Wellington Management's policies prohibit disclosing the portfolio holdings of any Fund to any person unless such disclosure has been approved by the Fund or such a disclosure is reasonably necessary for Wellington Management to provide investment advice to its clients. Paradigm Capital Management's policies require the authorization of its Compliance Department prior to any disclosure of portfolio holdings to any outside vendor or service provider other than a broker-dealer that provides it with research and execution services.

     The Investment Compliance Manager of the Funds' investment adviser monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Board of Trustees of the Funds on a quarterly basis. The policies of the Funds' sub-adviser are monitored by its compliance staff, and any violations are required to be reported to the Chief Compliance Officer of FIMCO and the Funds, and the Board of Trustees of the Funds.

                               PORTFOLIO TURNOVER

     Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or Subadviser (as applicable), investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                             MANAGEMENT OF THE FUNDS

     Investment advisory services to each Fund are provided by FIMCO ("the Adviser"), pursuant to separate Investment Advisory Agreements (each, an "Advisory Agreement"). FIMCO is a wholly owned subsidiary of First Investors Consolidated Corporation, and its address is 95 Wall Street, New York, NY 10005.

     Pursuant to each Advisory Agreement, FIMCO is responsible for supervising and managing each Funds' investments, determining each Funds' portfolio transactions and supervising all aspects of each Fund's operations, subject to review by the Trustees. The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

     Each Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Trustees or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.

     Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth in Part I of its SAI. Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements. Fund expenses include, but are not limited to: the advisory fee; Rule 12b-1 fees; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

     FIMCO has an Investment Committee composed of the Chairman and General Counsel of FIMCO, the Investment Compliance Manager, and the portfolio managers of each of the Funds. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

     First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head, Kathryn S. Head and members of their families control FICC and, therefore, control the Adviser.


     Wellington Management serves as the investment subadviser to the Global, All-Cap Growth, Focused Equity, Life Series Growth, Life Series Focused Equity and Life Series International Securities Funds pursuant to subadvisory agreements ("Subadvisory Agreements"). Under these Subadvisory Agreements, Wellington Management is responsible for managing each Fund's investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying Wellington Management a subadvisory fee with respect to each Fund, as set forth in Part I of the SAI for the Fund. Each Subadvisory Agreement provides that it will continue for a period or more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement also provides that it will terminate automatically if assigned or upon their termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the Subadviser upon not more than 60 days' nor less than 30 days' written notice. Each Subadvisory Agreement provides that Wellington Management will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the
Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


     Paradigm Capital Management serves as the investment subadviser to the Special Situations and Life Series Discovery Funds pursuant to subadvisory agreements ("Subadvisory Agreements"). Under these Subadvisory Agreements, Paradigm Capital Management is responsible for managing each Fund's investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying Paradigm Capital Management a subadvisory fee with respect to each Fund, as set forth in Part I of the SAI for the Fund. Each Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the Subadviser upon not more that 60 days' nor less that 30 days' written notice. Each Subadvisory Agreement provides that Paradigm Capital Management will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

     In accordance with the requirements of Rule 204A-1 of the Investment Advisers Act of 1940 and Rule 17j-1 of the Investment Company Act of 1940, the First Investors Funds, FIMCO, and their principal underwriter, First Investors Corporation ("FIC") have adopted a Code of Ethics ("Code") to protect the Funds and other advisory clients of FIMCO ("Other Advisory Clients") from actual and potential conflicts of interest which may arise from the Personal Securities Transactions and other conduct of access persons ("Access Persons").

     Under the Code, all Access Persons are expected to not only comply with the federal securities laws and the Code but also to follow the highest fiduciary and ethical standards in all business and personal dealings which could in any way affect the Funds or Other Advisory Clients. The guiding principles for all Access Persons are to place the interests of the Funds and Other Advisory Clients first at all times, to avoid placing themselves in any position in which there is any actual or apparent conflict of interest with the interests of the Funds or Other Advisory Clients, and to refrain from taking any inappropriate advantage of their positions of trust and responsibility.


     Subject to certain exemptions, all Access Persons, except the disinterested Trustees of the Funds, are subject to a number of restrictions on their personal trading activities. Among other things, Access Persons (a) must report to FIMCO upon hire, and annually thereafter, all holdings of covered securities and reportable securities, as defined in the Code; (b) must have all non-exempt trades in covered securities pre-cleared; (c) are generally prohibited from trading covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (d) are prohibited from retaining profits from short-term trading in covered securities;
(e) must provide duplicate account statements and confirmations to a compliance officer; and (f) are prohibited from purchasing covered securities in limited offerings, including initial public offerings and private placements, unless a compliance officer determines that there is no actual or apparent conflicts among the interest of the Access Persons and the Funds.


     Wellington Management, which serves as subadviser to certain First Investors Funds, has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its clients. Among other things, Wellington Management's code of ethics: requires its access persons to file reports concerning their personal securities holdings and transactions, including holdings of, and transactions in, mutual funds for which Wellington Management serves as subadviser: it requires access persons to preclear "covered transactions" prior to execution; and, it imposes "black out restrictions" on buying or selling securities that are being bought or sold by Wellington Management clients.

     Paradigm Capital Management, which serves as subadviser to certain First Investors Funds, has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its clients. Among other things, Paradigm Capital Management's code of ethics requires access persons to receive approval of a compliance officer prior to executing non-exempt personal securities transactions in "Named Securities", which are securities currently recommended by Paradigm Capital Management for purchase or sale or are under consideration for purchase or sale, and it requires its access persons to file reports concerning their personal securities holdings and transactions, including holdings of, and transactions in, mutual funds for which Paradigm Capital Management serves as subadviser.

     The Funds have adopted policies and procedures for determining how proxies relating to portfolio securities should be voted, including procedures for addressing potential conflicts of interest that may be presented between the interests of the Funds and their shareholders and the interests of their investment adviser, principal underwriter, and other affiliated persons.


     With respect to the Funds that are managed by FIMCO, the Board of Trustees of the Funds have approved the use of FIMCO's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds. FIMCO's proxy voting policies and procedures include guidelines for voting on particular types of issues. These guidelines reflect the belief that proxies should be voted in a manner that serves the best economic interests of the Funds. When the guidelines do not cover a specific issue, or to vote in accordance with such guidelines would be contrary to the best economic interests of the Funds, FIMCO shall use its best judgment in voting proxies on behalf of the Funds.

     The following are FIMCO's proxy voting guidelines.

     TRUSTEES, AUDITORS AND OTHER BUSINESS
     -------------------------------------

     o    Election of Trustees                                      With Management

     o    Appointment/Selection of Auditors                         With Management

     CORPORATE GOVERNANCE
     --------------------

     o    Executive Compensation                                    With   Management.    Executive   compensation   is
                                                                    generally   considered  when  deciding  whether  to
                                                                    invest in a company.  If the Adviser  believes that
                                                                    management's position on an executive  compensation
                                                                    proposal is contrary to shareholder  interests,  it
                                                                    will generally sell its investment in the issuer.

     o    Classified Boards                                         Against

     o    Golden Parachutes                                         Against

     o    Super Majority Provision                                  Against

     o    Combination of Several Anti-Takeover Proposals and        Against
          an Anti-Greenmail Proposal (without the opportunity
          to vote separately on each issue)

     o    Require Majority of Independent Trustees                  Reviewed on a Case-by-Case Basis

     o    Limit Special Meeting                                     Against

     o    Unequal Voting Rights                                     Against

     o    Cumulative Voting                                         With Management

     o    Blank Check Preferred Stock                               Against

     o    Increase in Authorized Common Stock                       Reviewed on a Case-by-Case Basis to Determine if it
                                                                    is Intended as an Anti-takeover Provision

     o    Merger, Acquisition, Reorganization, or                   Reviewed on a Case-by-Case Basis
          Reincorporation

     o    Social Responsibility Issues                              With Management

     The following are FIMCO's policies and procedures for identifying and resolving conflicts of interest that may arise in connection with voting of proxies.

     Neither FIMCO nor any of its affiliates engage in investment banking, administration or management of corporate retirement plans, or other activities that may create a potential conflict of interest between the interests of the Funds and FIMCO and its affiliates regarding a proxy vote. Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of FIMCO or its affiliates, the conflict of interest would have to be reported to FIMCO's General Counsel. The General Counsel would then provide guidance concerning the resolution of the conflict of interest and would report the conflict of interest to the Board of Trustees of the Funds at its next formal meeting.

     With respect to the Funds that are managed by Wellington Management in its capacity as subadviser, the Board of Trustees of the Funds have approved the use of Wellington Management's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's Global Corporate Governance Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Global Corporate Governance Group within Wellington Management's Corporate Operations Group is responsible for the day-to-day administration of the proxy voting process.
Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The identified portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

     Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Global Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Global Corporate Governance Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

     With respect to the Funds that are managed by Paradigm Capital Management in its capacity as subadviser, the Board of Trustees of the Funds has approved the use of Paradigm Capital Management's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds. Paradigm Capital Management votes proxies consistent with the best interests of the client, including long-term and short-term economic interests. Paradigm Capital Management's Chief Compliance Officer is responsible for the review and oversight of the firm's proxy voting policies and procedures. The portfolio managers are responsible for the day-to-day administration of the proxy voting process. Paradigm Capital Management has subscribed to an unaffiliated third-party corporate governance research service to assist it in analyzing proxies. The portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

     Paradigm Capital Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Chief Compliance Officer sets standards for identifying material conflicts. Proxy votes for which Paradigm Capital Management identifies a material conflict are reviewed by the Chief Compliance Officer and the portfolio manager to resolve the conflict and direct the vote. If a resolution cannot be made by the Chief Compliance Officer and the portfolio manager, a third party may be asked to resolve the situation.

     FIMCO, Wellington Management and Paradigm Capital Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

     A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available for free, upon request, by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request by calling 1-800-423-4026 and (2) on the SEC's internet website at http://www.sec.gov.

                   RESPONSIBILITIES OF THE BOARD OF THE FUNDS

     There is one common Board of the Funds within the First Investors Family of Funds. The Board plays an important supervisory role with respect to oversight of the management of the Funds. Among other things, the Board is responsible for the annual approval of investment advisory contracts, evaluation of portfolio performance, and the oversight of decisions that have been made by the Adviser and Subadvisers, as applicable, pursuant to delegated authority. There are two standing committees of the Board, the "Nominating and Compensation Committee" and the "Audit Committee", both of which are comprised solely of the Independent Trustees. (Independent Trustees are also referred to as Disinterested Trustees.) The Nominating and Compensation Committee elects from its members a chairperson who serves for a three-year term and until a successor is elected. The Audit Committee may designate one member to serve as the Chairperson of the Committee.

     The Nominating and Compensation Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Trustees on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Trustees, and reviewing director compensation. The Nominating and Compensation Committee was established in November 2004. During the last fiscal year, the Nominating and Compensation Committee met 3 times during to discuss nominating and compensation related matters.

     The Audit Committee is responsible for among other things, overseeing the Funds' accounting, financial reporting, and internal controls, approving the selection, retention, or termination of auditors, evaluating the independence of auditors, pre-approving any non-audit services provided to the Funds, the Funds' investment adviser or any of its affiliates, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, receiving reports from Fund management regarding the design or operation of the Funds' internal controls, investigating improprieties or suspected improprieties in the Funds' accounting or financial reporting, and reporting its activities to the full Board on a regular basis. The Audit Committee met 3 times during the last fiscal year.

                             UNDERWRITER AND DEALERS


     Each Fund, except First Investors Life Series Funds, has entered into an underwriting agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") that requires the Underwriter to use its best efforts to sell shares of the Funds. The Underwriting Agreement was unanimously approved by each Fund's Board and the Independent Trustees. The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Trustees, voting in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically in the event of its assignment.


     The following table lists the current sales charge with respect to Class A shares of each Fund, except Cash Management Fund and Tax-Exempt Money Market Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:

                                                                                CONCESSION
                                              SALES CHARGE                      TO DEALERS
                                                AS % OF         NET AMOUNT      AS A % OF
AMOUNT OF INVESTMENT                         OFFERING PRICE     INVESTED      OFFERING PRICE
--------------------                         --------------     --------      --------------
Less than $100,000......................         5.75%             6.10%            4.72%
$100,000 but under $250,000.............         4.50              4.71             3.69
$250,000 but under $500,000.............         3.50              3.63             2.87
$500,000 but under $1,000,000...........         2.50              2.56             2.05
$1,000,000 or more .....................          0                 0                 *

     *There is no sales charge on transactions of $1 million or more, purchases that qualify for Rights of Accumulation of $1 million, purchases made pursuant to a Letter of Intent of $1 million and purchases by group retirement plans pursuant to sales charge waiver privileges as described in the First Investors Shareholder Manual. The Underwriter will pay from its own resources an imputed dealer concession equal to 0.90% of the amount invested to dealers on such purchases. If such shares are redeemed within 24 months of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds. The CDSC will generally be applied in the same manner as the CDSC on Class B shares, as described in First Investors' Shareholder Manual.

                               DISTRIBUTION PLANS

     Each Fund, except the First Investors Life Series Funds, the Cash Management Fund of the Income Funds, and Tax-Exempt Money Market Fund of the Tax Exempt Funds, has adopted Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds that have adopted Distribution Plans have separate plans for their Class A and Class B shares ("Class A Plan" and "Class B Plan" or "Plans"). Under the Class A Plan, each Fund compensates the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts at an annualized rate of up to 0.30% of each Fund's average daily net assets attributable to its Class A shares. Under the Class B Plan, each Fund compensates the Underwriter at an annualized rate of 1.00% of each Fund's average daily net assets attributable to its Class B shares.

     Each Plan was unanimously approved by the applicable Fund's Board and the Independent Trustees. Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund's
Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Trustees of the applicable Fund. Each Fund's Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made.

     Each Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the applicable Fund's Independent Trustees.

     In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders. The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.


     In reporting amounts expended under the Plans to the Trustees, in the event that the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.


                        DETERMINATION OF NET ASSET VALUE

ALL FUNDS EXCEPT CASH  MANAGEMENT  FUND,  LIFE SERIES CASH  MANAGEMENT  FUND AND
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND.
----------------------------

     For each Fund, other than the Cash Management Fund, the Life Series Cash Management Fund, and the Tax-Exempt Money Market Fund, the Fund's assets are generally valued on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by a Fund's Board. In the event that a Fund holds any insured municipal bond which is in default in the payment of principal or interest, the defaulted bond may be valued based upon the value of a comparable bond which is insured and not in default. Debt obligations with maturities of 60 days or less are valued at amortized cost.

     "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

CASH MANAGEMENT  FUND,  LIFE SERIES CASH  MANAGEMENT  FUND AND TAX-EXEMPT  MONEY
--------------------------------------------------------------------------------
MARKET FUND.
-----------

     Each of these Funds values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund's investments, some of which are discussed in each Fund's Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


     Each Fund's Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Fund, the Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund maintains a dollar weighted average portfolio maturity of 90 days or less and does not purchase any instrument with a remaining maturity greater than 397 days, limits portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Trustees determine present minimal credit risks as advised by the Adviser, and complies with certain reporting and record keeping procedures. There is no assurance that a constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value per share, the Board will take appropriate action.


EMERGENCY PRICING PROCEDURES FOR ALL FUNDS.
-------------------------------------------

     Each Fund's Board may suspend the determination of a Fund's net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

     In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

     1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

     2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

          (a) In the case of a mail order, the order will be considered received by a Fund when the postal service has delivered it to FIC's Edison, New Jersey offices prior to the close of regular trading on the NYSE; and

          (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

     3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

     4. On business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.

                        ALLOCATION OF PORTFOLIO BROKERAGE

     The Adviser or Subadviser, as applicable, may purchase or sell portfolio securities on behalf of the Funds in agency or principal transactions. In agency transactions, the Funds generally pay brokerage commissions. In principal transactions, the Funds may pay a dealer commission, "mark-up," or selling concession. In the case of a riskless principal transaction, the Funds may pay a "commission" if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission. The Funds may purchase certain money market instruments directly from an issuer without paying commissions or discounts.

     In purchasing and selling portfolio securities on behalf of a Fund, the Adviser or Subadviser, as applicable, will seek to obtain best execution. A Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to the Adviser or, for Funds that employ a Subadviser, to either the Adviser or Subadviser. Additionally, when directed by the Board, the Adviser or Subadviser, as applicable, also uses dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser both for research purposes and to analyze and report to the Fund's Board a Fund's performance relative to other comparable funds. The Subadviser may use research obtained with commissions to service their other clients.

     In selecting the broker-dealers to execute a Fund's portfolio transactions, the Adviser or Subadviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing Fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of a Fund.

     The Adviser or Subadviser may combine transaction orders placed on behalf of a Fund and any other Fund in the First Investors Family of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by each Fund's Board.

                           CREDIT RATINGS INFORMATION

STANDARD & POOR'S ("S&P") LONG-TERM CREDIT RATINGS.
---------------------------------------------------

     S&P issues the following credit ratings to long-term bonds, including but not limited to corporate bonds, municipal bonds, and government bonds. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     -    Likelihood of default  capacity and  willingness  of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation;

     -    Nature of and provisions of the obligation; and

     - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

     CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") LONG-TERM CREDIT RATINGS.
--------------------------------------------------------------------

     Moody's issues the following credit ratings to long-term bonds and preferred stock.

     Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds, which are rated "Ba", are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds, which are rated "B" generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA Bonds, which are rated "CAA", are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P CREDIT RATINGS FOR COMMERCIAL PAPER.
---------------------------------------

     An S&P's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

     A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.'

     A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated `B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

MOODY'S SHORT-TERM CREDIT RATINGS.
----------------------------------

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     PRIME 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME 2 Issuers (or  supporting  institutions)  rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     PRIME 3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P's RATINGS GROUP SHORT-TERM ISSUE CREDIT RATINGS.
---------------------------------------------------

     S&P issues the following credit ratings for short-term debt issues. These ratings reflect the liquidity factors and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

          - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

          - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM MUNICIPAL DEBT CREDIT RATINGS.
------------------------------------------------

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protections are ample, although not as large as in the preceding group.

     MIG 3/VMIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG  This  designation  denotes   speculative-grade   credit  quality.  Debt
instruments in this category may lack sufficient margins of protection.

                               GENERAL INFORMATION


     CUSTODIAN. The Bank of New York, One Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except for the Global and Life Series International Securities Funds, and employs foreign sub-custodians and foreign securities depositories to provide custody of foreign assets. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the Global and Life Series International Securities Funds and employs foreign subcustodians and foreign securities depositories to provide custody of their foreign assets.


     AUDITS AND REPORTS. The accounts of the Funds are audited twice a year by Tait, Weller & Baker, an independent registered public accounting firm, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.


     LEGAL COUNSEL. Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, NW, Washington, DC 20006, serves as counsel to the Funds.

     TRANSFER AGENT. Administrative Data Management Corp. ("ADM"), Raritan Plaza 1, Edison, NJ 08837, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. ADM provides services to accounts that includes, but is not limited to, opening and closing non-retirement and retirement accounts, transacting purchases, redemptions and exchanges, issuing checks, issuing tax statements, issuing account statements and maintaining records for the Funds. ADM receives fees from the Funds that are based upon a per transaction basis in accordance with a fee schedule that is approved by the Board of the Funds. In addition, the Funds reimburse ADM for its out-of-pocket costs including, but not limited to, the costs of postage, forms, envelopes, telephone lines and other similar items. The Transfer Agent's telephone number is 1-800-423-4026.

     RETIREMENT ACCOUNTS. First Investors Federal Savings Bank ("FIFSB") acts as custodian on certain retirement accounts that are opened through ADM (such as IRA and 403(b) accounts). FIFSB charges an annual custodial fee for each type of retirement account it services irrespective of the number of Funds that are held in the retirement account. These custodial fees are currently being paid by the Funds but the Funds reserve the right to discontinue paying this fee at any time on 45 days' written notice to account holders. FIFSB reserves the right to increase or modify the custodial fee on prior written notice.

     SHAREHOLDER AND TRUSTEE LIABILITY. Each First Investors Fund is organized as a Delaware statutory trust. The Declaration of Trust of each Fund contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Further, any note, bond, contract or other written obligation of the Trust or Fund may contain a disclaimer that the obligation may be only enforced against the assets of the Trust or Fund, but the omission of such disclaimer will not operate to bind or create personal liability for any shareholder or Trustee.

     Each Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund. Each Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. Each Fund's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Each Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

                                   APPENDIX A

                                      TAXES


     The following is a general discussion of the federal tax laws that apply to the First Investors Funds. The discussions of the tax treatment of distributions and dispositions of shares, taxation of the Funds in general and special rules for tax exempt Funds (Sections C, D and E) are not applicable for Funds that you have purchased through an individual retirement account, a 403(b) account, a 401(k) plan, a variable annuity contract, a variable life insurance policy, or other tax-deferred investment vehicle. If you have purchased Fund shares through a variable annuity contract or a variable life insurance policy, you should also review the prospectus and statement of additional information ("SAI") for that product for information concerning taxes. If you have purchased shares of a Tax Exempt Fund (see "E. Special Rules for Tax-Exempt Funds" below), you should read the prospectus and SAI of that Fund for information concerning state and local tax considerations.


     A.   COMPLIANCE WITH SUBCHAPTER M OF THE CODE
          ----------------------------------------

     Each Fund has elected to be, and has qualified for treatment as a, regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To continue qualifying for treatment as a RIC, a Fund which is treated as a separate corporation for federal tax purposes, must meet the following requirements each taxable year:


     (1) The Fund must distribute to its shareholders for each taxable year at least 90% ("Distribution Requirement") of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss ("net short-term gain"), and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid);

     (2) The Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies; and (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement");

     (3) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (which, for these purposes, includes a QPTP's equity securities); and

     (4) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in (a) the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, (b) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) the securities of one or more QPTPs.

     If a Fund qualifies for treatment as a RIC during a taxable year, it is relieved of federal income tax on the part of its investment company taxable income and net capital gain that it distributes to its shareholders. If a Fund failed to qualify for that treatment for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions that otherwise would be exempt-interest dividends (see "E. Special Rules for Tax-Exempt Funds" below) and distributions of net capital gain, as taxable dividends to the extent of the Fund's earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is "qualified dividend income" would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%); those dividends would be eligible for the dividends-received

                                     II-A-1
deduction available to corporations under certain circumstances. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.


     B.   COMPLIANCE WITH SUBCHAPTER L OF THE CODE
          ----------------------------------------


     Each Fund that serves as an underlying funding vehicle for an insurance company separate account (i.e., each series of the First Investors Life Series Funds) (each, a "Life Series Fund") must also comply with the diversification requirements imposed on such accounts by section 817(h) of the Code and the regulations thereunder (collectively "Subchapter L"). These requirements, which are in addition to the diversification requirements under Subchapter M of the Code (described above), applicable to all Funds, place certain limitations on the assets of each separate account -- and of each Life Series Fund, because Subchapter L treats the assets of a Life Series Fund as assets of the related separate account -- that may be invested in securities of a single issuer or a small number of issuers.


     Specifically, Subchapter L provides that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of a separate account's total assets may be represented by one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered the same issuer.
Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities, and securities of other RICs.

     The failure of a Life Series Fund to satisfy the Subchapter L diversification requirements would result in taxation of First Investors Life Insurance Company and treatment of its contract holders and policy owners other than as described in the prospectuses of its separate accounts. Specifically, the internal earnings within the contracts and policies could be immediately taxable rather than tax-deferred.

     C.   GENERAL TAX TREATMENT OF DISTRIBUTIONS AND DISPOSITIONS OF SHARES
          -----------------------------------------------------------------


     Dividends a Fund distributes to its shareholders that are derived from dividends and taxable interest it receives on its investments together with Fund distributions from net short-term gain and net gains from certain foreign currency transactions, if any, are taxable to its shareholders as ordinary income (except as noted below) to the extent of its earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from a Fund's net capital gain are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares; pursuant to the 2003 Act (as defined below), those distributions are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009. Dividends and other distributions also may be subject to state and local taxes.

     A portion of the dividends from a Fund's investment company taxable income may be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income" that individuals receive through 2008 (enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a Fund receives from most U.S. corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period, debt-financing, and other restrictions imposed on each Fund with respect to the shares it holds on which the dividends were paid and on each shareholder with respect to the Fund shares on which the Fund dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.


                                     II-A-2

     Dividends and other distributions a Fund declares in October, November, or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     Any capital gain an individual shareholder recognizes on a redemption or exchange through 2008 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate enacted by the 2003 Act. If Fund shares are sold at a loss after being held for six months or less, any loss that is not disallowed (see "E. Special Rules for Tax-Exempt Funds" below) will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


     Dividends from a Fund's investment company taxable income that are paid to a shareholder who is a non-resident alien or foreign entity (a "non-U.S. person") generally are subject to 30% federal withholding tax (but not, in such event, subject to back-up withholding, described below) unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Pursuant to the American Jobs Creation Act of 2004, however, a Fund's distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to its "qualified net interest income" and/or short-term capital gain, and (3) with respect to a taxable year beginning before January 1, 2008, are exempt from that withholding tax. Non-U.S. persons are urged to consult their own tax advisers concerning the applicability of that withholding tax.


     D.   TAXATION OF THE FUNDS IN GENERAL
          --------------------------------

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary taxable income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends and interest a Fund receives, and gains a Fund realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid. Pursuant to any such election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources ("foreign source income") as the shareholder's own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing taxable income. If a Fund takes this election, it will report to its shareholders shortly after each taxable year their respective shares of foreign taxes it paid and its foreign-source income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign-source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


     If a Fund invests in the stock of "passive foreign investment companies" ("PFICs"), special tax rules apply. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund that holds stock of a

                                     II-A-3

PFIC will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" described above.

     If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain - which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


     A Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC's stock over a Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.


     If a Fund invests in zero coupon or other securities issued with original issue discount, the Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, each Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

     If a Fund uses hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, complex rules apply to determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, are treated as qualifying income under the Income Requirement.

     Some futures, foreign currency contracts, and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which the Funds invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (i.e., treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have

                                     II-A-4
the foregoing rules apply to any "mixed straddle" (i.e., a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

     Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and
(4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund's section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

     Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures, or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

     If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to its basis in the subject securities or futures contract.

     If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive

                                     II-A-5
sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obliged to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     E.   SPECIAL RULES FOR TAX-EXEMPT FUNDS
          ----------------------------------

     Special rules apply to the dividends paid by the Funds that invest primarily in tax-exempt municipal securities ("Tax-Exempt Funds").

     The portion of the dividends a Tax-Exempt Fund pays equal to the excess of its excludable interest over certain amounts disallowed as deductions (thus excluding distributions of net short-term gain and net capital gain) will qualify as "exempt-interest dividends" and thus will be excludable from gross income for federal income tax purposes by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Tax-Exempt Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from a Fund's shareholders' gross income may not exceed its net tax-exempt income. Shareholders' treatment of exempt-interest dividends under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

     If shares of a Tax-Exempt Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

     Tax-exempt interest paid on certain private activity bonds ("PABs") (including, to the extent a Tax-Exempt Fund receives such interest, a proportionate part of the exempt-interest dividends it pays) is a tax preference item for purposes of the federal alternative minimum tax. Exempt-interest dividends a corporate shareholder receives also may be indirectly subject to that tax without regard to whether a Tax-Exempt Fund's tax-exempt interest was attributable to those bonds. Entities or other persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing shares of a Tax-Exempt Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and certain railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (which includes exempt-interest dividends) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Tax-Exempt Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Tax-Exempt Fund shares is not deductible for federal income tax purposes.

     A Tax-Exempt Fund may invest in municipal bonds that are purchased with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less then the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Fund acquired the bond, then no market discount is considered to exist. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Any gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, a Tax-Exempt Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

                                     II-A-6

     If a Tax-Exempt Fund realizes capital gain as a result of market transactions, any distributions of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions, and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Tax-Exempt Fund.

                                     II-A-7

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.     Exhibits
--------     --------

   (a)       Declaration of Trust(2)

   (b)       By-laws(2)

   (c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Declaration of Trust and (b) Articles III and V of Registrant's By-laws

   (d)(i)    Investment   Advisory   Agreement  between   Registrant  and  First
             Investors Management Company, Inc., including form of Schedule A relating to Zero Coupon 2007 Series(1)

   (d)(ii) Subadvisory Agreement among First Investors Management Company, Inc., Registrant and Wellington Management Company (7)

   (d)(iii) Subadvisory Agreement among First Investors Management Company, Inc., Registrant and Paradigm Capital Management, Inc. - to be filed by subsequent amendment

   (e)       Underwriting Agreement - none

   (f)       Bonus, profit sharing or pension plans - none

   (g)(i) Custody Agreement between the Registrant and The Bank of New York ("BNY") - to be filed by subsequent amendment

   (g)(ii) Foreign Custody Manager Agreement between Registrant and The Bank of New York(7)

   (g)(iii) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. with respect to International Securities Fund(3)

   (g)(iv) Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. and 17f-5 Delegation Schedule(7)

   (h)(i) Transfer Agent Agreement between Registrant and Administrative Data Management Corp.(4)

   (h)(ii)   Amended Schedule A to Transfer Agent Agreement(5)

   (i) Opinion and Consent of Counsel - to be filed by subsequent amendment

   (j)(i) Consent of Independent Registered Public Accounting Firm - to be filed by subsequent amendment

   (j)(ii) Powers of Attorney for Ms. Head and Messrs. Srygley, Sullivan and Wentworth(2)

   (j)(iii)  Power of Attorney for Mr. Grohol(6)

   (j)(iv)   Board resolution authorizing signature by power of attorney(8)

   (k)       Financial statements omitted from prospectus - none

   (l)       Initial capital agreements - none

   (m)       Distribution Plan - none

   (n)       Plan pursuant to Rule 18f-3 - none

   (o)       Reserved

   (p)(i) Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters(5)

   (p)(ii)   Code of Ethics for Wellington Management Company LLP(4)

   (p)(iii) Code of Ethics for Paradigm Capital Management, Inc. - to be filed by subsequent amendment

-------------------------------
(1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 15 to Registrant's Registration Statement (File No. 2-98409), filed on February 15, 1995.

(2) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to Registrant's Registration Statement (File No. 2-98409), filed on October 2, 1995.

(3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 18 to Registrant's Registration Statement (File No. 2-98409), filed on February 14, 1996.

(4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 27 to Registrant's Registration Statement (File No. 2-98409), filed on April 28, 2000.

(5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of First Investors Series Fund II, Inc. (File No. 33-46924), filed on October 11, 2000.

(6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 29 to Registrant's Registration Statement (File No. 2-98409), filed on April 27, 2001.

(7) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 30 to Registrant's Registration Statement (File No. 2-98409), filed on April 10, 2002.

(8) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 34 to Registrant's Registration Statement (File No. 2-98409), filed on February 18, 2005.


Item 24.     Persons Controlled by or Under Common Control with Registrant
             -------------------------------------------------------------

     There are no persons controlled by or under common control with the Registrant.

Item 25.     Indemnification
             ---------------

     ARTICLE XI, SECTIONS 1 AND 2 OF REGISTRANT'S DECLARATION OF TRUST PROVIDE AS FOLLOWS:

     Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 2.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

               (A)  by the court or other body approving the settlement; or

               (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     NUMBER 7 OF THE  REGISTRANT'S  INVESTMENT  ADVISORY  AGREEMENT  PROVIDES AS
FOLLOWS:

     7. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

     NUMBER 5 OF THE REGISTRANT'S SUBADVISORY AGREEMENT PROVIDES AS FOLLOWS:

     5. LIABILITY OF THE SUBADVISER. The Subadviser agrees to perform faithfully the services required to be rendered to the Fund and each Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by the Fund or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to the Fund, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement. Nothing in this Agreement shall protect the Subadviser from any liabilities which it may have under the 1933 Act or the 1940 Act.

     ARTICLE VII, NUMBER 1 OF THE REGISTRANT'S CUSTODIAN AGREEMENT WITH THE BANK OF NEW YORK PROVIDES AS FOLLOWS:

     1. Neither the Custodian nor its nominee shall be liable for any loss or damage including counsel fees, resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own negligence or willful misconduct. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel to the Fund or of its own counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with such advice or opinion.

     NUMBER 5 C OF THE REGISTRANT'S CUSTODIAN AGREEMENT WITH BROWN BROTHERS HARRIMAN & CO. PROVIDES AS FOLLOWS:

     C. Except as may otherwise be set forth in this Agreement with respect to particular matters, the Custodian shall be held only to the exercise of reasonable care and diligence in carrying out the provisions of this Agreement, provided that the Custodian shall not thereby be required to take any action which is in contravention of any applicable law. The Fund agrees to indemnify and hold harmless the Custodian and its nominees from all claims and liabilities (including counsel fees) incurred or assessed against it or its nominees in connection with the performance of this Agreement, except such as may arise from its or its nominee's breach of the relevant standard of conduct set forth in this Agreement.

     ARTICLE V, NUMBERS 1 AND 2 OF THE REGISTRANT'S FOREIGN CUSTODY MANAGER AGREEMENT WITH THE BANK OF NEW YORK PROVIDE AS FOLLOWS:

     1. BNY shall not be liable for any costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, the Fund except to the extent the same arises out of the failure of BNY to exercise the care, prudence and diligence required by Section 2 of Article 11 hereof. In no event shall BNY be liable to the Fund, the Board, or any third party for special, indirect or consequential damages, or for lost profits or loss of business, arising in connection with this Agreement.

     2. The Fund shall indemnify BNY and hold it harmless from and against any and all costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, BNY by reason or as a result of any action or inaction, or arising out of BNY's performance hereunder, provided that the Fund shall not indemnify BNY to the extent any such costs, expenses, damages, liabilities or claims arises out of BNY's failure to exercise the reasonable care, prudence and diligence required by Section 2 of Article 11 hereof.

     NUMBERS 5 AND 6 OF THE  REGISTRANT'S  TRANSFER AGENT  AGREEMENT  PROVIDE AS
FOLLOWS:

     5. LIMITATIONS ON LIABILITY. ADM shall not be liable for any losses, claims or damages (collectively, "Damages") arising out of or in connection with ADM's performance or failure to perform its duties under this Agreement except to the extent that such Damages arise out of its negligence, reckless disregard of its duties, bad faith or willful misfeasance.

     6.   INDEMNIFICATION.

     A) The Fund shall indemnify and hold ADM harmless against any Damages or expenses (including reasonable attorneys fees) incurred in any action, suit or proceeding brought against it by any person other than the Fund, including a Shareholder, based upon ADM's services for the Fund or its Shareholders, if the Damages sought did not result from ADM's negligence, reckless disregard for its duties, bad faith or willful misfeasance.

     B) The Transfer Agent shall not pay or settle any claim, demand, expense or liability to which it may seek indemnity pursuant to paragraph (A) above an ("Indemnifiable Claim") without the express written consent of the Fund. The Transfer Agent shall notify the Fund promptly of receipt of notification of an Indemnifiable Claim. Unless the Fund notifies the Transfer Agent within 30 days of receipt of Written Notice of such Indemnifiable Claim that the Fund does not intend to defend such Indemnifiable Claim, the Fund shall defend the Transfer Agent for such Indemnifiable Claim. The Fund shall have the right to defend any Indemnifiable Claim at its own expense, such defense to be conducted by counsel selected by the Fund. Further, the Transfer Agent may join the Fund in such defense at the Transfer Agent's own expense, but to the extent that it shall so desire the Fund shall direct such defense. If the Fund shall fail or refuse to defend, pay or settle an Indemnifiable Claim, the Transfer Agent, at the Fund's expense, consistent with the limitation concerning attorney's fees expressed in
(A) above, may provide its own defense.

     The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's, officer's, employee's or agent's office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.     Business and Other Connections of the Investment Adviser and
             ------------------------------------------------------------
             Subadvisers
             -----------

     First  Investors  Management  Company,   Inc.  ("FIMCO")  is  a  registered
investment adviser and provides investment management services to the Registrant. The description of FIMCO under the caption "Fund Management" in the Prospectus and under the caption "Management" in Part II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption "Trustees and Officers" and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.

     Wellington Management Company, LLP ("Wellington") is a registered investment adviser and serves as a investment subadviser to the Registrant. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Wellington during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-15908).

     Paradigm Capital Management, Inc. ("Paradigm") is a registered investment adviser and serves as a investment subadviser to the Registrant. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Paradigm during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-47403).


Item 27.     Principal Underwriters
             ----------------------

     Not Applicable.


Item 28.     Location of Accounts and Records
             --------------------------------

     Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005, and at their administrative offices, Raritan Plaza 1, Edison, NJ 08837, except for those maintained by (i) the Registrant's Custodian (all funds except International Securities Fund), The Bank of New York, 48 Wall Street, New York, NY 10286, at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records), and (ii) International Securities Fund's Custodian, Brown Brothers Harriman & Co., at 40 Water Street, Boston, MA 02109.

Item 29.     Management Services
             -------------------

     Not Applicable.


Item 30.     Undertakings
             ------------

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 10th day of February 2006.

                                    FIRST INVESTORS LIFE SERIES FUND


                                    By:  /s/ Kathryn S. Head
                                         -----------------------------------
                                         Kathryn S. Head
                                         President and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kathryn S. Head               President and Trustee        February 10, 2006
---------------------------
Kathryn S. Head


/s/ Joseph I. Benedek             Treasurer and Principal      February 10, 2006
---------------------------       Accounting Officer
Joseph I. Benedek


                                  Trustee                      February 10, 2006
---------------------------
Charles R. Barton, III


                                  Trustee                      February 10, 2006
---------------------------
Stefan L. Geiringer


/s/ Robert M. Grohol              Trustee                      February 10, 2006
---------------------------
Robert M. Grohol*


                                  Trustee                      February 10, 2006
---------------------------
Arthur M. Scutro, Jr.


/s/ James M. Srygley              Chairman of the Board        February 10, 2006
---------------------------       and Trustee
James M. Srygley*


/s/ John T. Sullivan              Trustee                      February 10, 2006
---------------------------
John T. Sullivan*


/s/ Robert F. Wentworth           Trustee                      February 10, 2006
---------------------------
Robert F. Wentworth*


*By: /s/ Larry R. Lavoie
     ----------------------
     Larry R. Lavoie
     (Attorney-in-Fact)